UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-04087

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Manning & Napier Fund, Inc.

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(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

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(Address of principal executive offices)(Zip Code)

B. Reuben Auspitz        290 Woodcliff Drive, Fairport, NY  14450

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(Name and address of agent for service)

Registrant’s telephone number, including area code:  585-325-6880

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Date of fiscal year end: December 31

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Date of reporting period: January 1, 2014 through June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:	REPORTS TO STOCKHOLDERS.

MANNING & NAPIER

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2014

REAL ESTATE SERIES
www.manning-napier.com

Real Estate Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each Class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14-6/30/14	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,161.40	$6.00	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.24	$5.61	1.12%
Class I
Actual	$1,000.00	$1,162.60	$4.56	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Real Estate Series

Portfolio Composition as of June 30, 2014

(unaudited)

Top Ten Stock Holdings[2]
Simon Property Group, Inc.	5.4%	Digital Realty Trust, Inc.	2.4%
Weyerhaeuser Co.	3.2%	Alexandria Real Estate Equities, Inc.	2.2%
Kimco Realty Corp.	2.9%	Westfield Corp. (Australia)	2.2%
General Growth Properties, Inc.	2.5%	BioMed Realty Trust, Inc.	2.2%
HCP, Inc.	2.5%	Hyatt Hotels Corp. - Class A	2.0%

2 As a percentage of total investments.

2

Real Estate Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 98.7%

Consumer Discretionary - 9.7%

Hotels, Restaurants & Leisure - 4.7%
Accor S.A. (France)[1]	91,900	$4,776,551
Hyatt Hotels Corp. - Class A*	81,670	4,980,237
Orient-Express Hotels Ltd. - ADR - Class A*	118,320	1,720,373

		11,477,161

Household Durables - 5.0%
DR Horton, Inc.	126,030	3,097,817
Lennar Corp. - Class A	69,676	2,924,999
LGI Homes, Inc.*	62,020	1,131,865
Toll Brothers, Inc.*	74,932	2,764,991
TRI Pointe Homes, Inc.*	74,460	1,170,511
WCI Communities, Inc.*	59,510	1,149,138

		12,239,321

Total Consumer Discretionary		23,716,482

Financials - 88.5%

Real Estate Management & Development - 1.9%
Forest City Enterprises, Inc. - Class A*	118,760	2,359,761
Forestar Group, Inc.*	65,900	1,258,031
General Shopping Brasil S.A. (Brazil)*	288,710	1,020,514

		4,638,306

REITS - Apartments - 16.2%
American Campus Communities, Inc.	61,810	2,363,614
Apartment Investment & Management Co. - Class A	124,570	4,019,874
Associated Estates Realty Corp.	219,738	3,959,679
AvalonBay Communities, Inc.	25,070	3,564,703
Camden Property Trust	49,590	3,528,329
Education Realty Trust, Inc.	338,430	3,634,738
Equity Residential	60,150	3,789,450
Essex Property Trust, Inc.	21,080	3,897,903
Home Properties, Inc.	41,220	2,636,431
Mid-America Apartment Communities, Inc.	61,860	4,518,873
UDR, Inc.	135,060	3,866,768

		39,780,362

REITS - Diversified - 13.0%
CoreSite Realty Corp.	127,570	4,218,740
Crown Castle International Corp.	30,720	2,281,267
Digital Realty Trust, Inc.	99,240	5,787,677
DuPont Fabros Technology, Inc.	178,350	4,808,316
Lexington Realty Trust	398,740	4,390,127
Plum Creek Timber Co., Inc.	55,030	2,481,853

The accompanying notes are an integral part of the financial statements.

3

Real Estate Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)

REITS - Diversified (continued)
Weyerhaeuser Co.	236,670	$7,831,410

		31,799,390

REITS - Health Care - 8.9%
HCP, Inc.	145,560	6,023,273
Health Care REIT, Inc.	73,200	4,587,444
Healthcare Trust of America, Inc.*	220,050	2,649,402
Physicians Realty Trust	283,640	4,081,580
Ventas, Inc.	70,490	4,518,409

		21,860,108

REITS - Hotels - 6.0%
Chesapeake Lodging Trust	158,160	4,781,177
Host Hotels & Resorts, Inc.	219,170	4,823,932
Pebblebrook Hotel Trust	134,364	4,966,093

		14,571,202

REITS - Manufactured Homes - 1.4%
Equity Lifestyle Properties, Inc.	77,020	3,401,203

REITS - Office Property - 9.1%
Alexandria Real Estate Equities, Inc.	70,920	5,506,229
BioMed Realty Trust, Inc.	247,137	5,395,001
Boston Properties, Inc.	23,690	2,799,684
Corporate Office Properties Trust	174,610	4,855,904
Mack-Cali Realty Corp.	174,860	3,755,993

		22,312,811

REITS - Regional Malls - 12.0%
CBL & Associates Properties, Inc.	251,990	4,787,810
Fibra Shop Portafolios Inmobiliarios SAPI de CV (Mexico)	892,800	1,250,409
General Growth Properties, Inc.	257,760	6,072,826
Glimcher Realty Trust	352,680	3,819,524
Simon Property Group, Inc.	80,270	13,347,296

		29,277,865

REITS - Retail - 1.2%
Scentre Group (Australia)*[1]	1,009,297	3,045,497

REITS - Shopping Centers - 10.2%
AmREIT, Inc.	179,940	3,292,902
DDR Corp.	210,590	3,712,702
Kimco Realty Corp.	305,880	7,029,122
Kite Realty Group Trust	768,850	4,720,739
Washington Prime Group, Inc.*	40,180	752,973

The accompanying notes are an integral part of the financial statements.

4

Real Estate Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)

REITS - Shopping Centers (continued)
Westfield Corp. (Australia)[1]	810,030	$5,461,303

		24,969,741

REITS - Single Tenant - 2.8%
Agree Realty Corp.	150,670	4,554,754
Spirit Realty Capital, Inc.	199,930	2,271,205

		6,825,959

REITS - Storage - 5.8%
CubeSmart	134,090	2,456,529
Extra Space Storage, Inc.	41,150	2,191,237
Public Storage	26,980	4,623,023
Sovran Self Storage, Inc.	63,901	4,936,352

		14,207,141

Total Financials		216,689,585

Information Technology - 0.5%
IT Services - 0.5%
InterXion Holding N.V. - ADR (Netherlands)*	45,440	1,244,147

Utilities - 0.0%**
Electric Utilities - 0.0%**
Prime AET&D Holdings No.1 Ltd (Australia)*[2]	125,000	—

TOTAL COMMON STOCKS
(Identified Cost $195,211,759)		241,650,214

The accompanying notes are an integral part of the financial statements.

5

Real Estate Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 1.3%

Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.03%
(Identified Cost $3,331,465)	3,331,465	$3,331,465

TOTAL INVESTMENTS - 100.0%
(Identified Cost $198,543,224)		244,981,679
LIABILITIES, LESS OTHER ASSETS - 0.0%**		(114,769)

NET ASSETS - 100%		$244,866,910

No. - Number

ADR - American Depositary Receipt

REITS - Real Estate Investment Trusts

*Non-income producing security.

**Less than 0.1%.

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Security has been valued at fair value as determined in good faith by the Advisor.

3 Rate shown is the current yield as of June 30, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Real Estate Series

Statement of Assets and Liabilities

June 30, 2014 (unaudited)

ASSETS:

Investments, at value (identified cost $198,543,224) (Note 2)	$244,981,679
Foreign currency (cost $38,241)	38,065
Dividends receivable	1,020,937
Receivable for fund shares sold	334,141
Prepaid expenses	120

TOTAL ASSETS	246,374,942

LIABILITIES:

Accrued management fees (Note 3)	150,663
Accrued shareholder services fees (Class S)(Note 3)	41,301
Accrued fund accounting and administration fees (Note 3)	9,158
Accrued transfer agent fees (Note 3)	2,887
Accrued directors’ fees (Note 3)	16
Payable for securities purchased	1,061,895
Payable for fund shares repurchased	213,170
Other payables and accrued expenses	28,942

TOTAL LIABILITIES	1,508,032

TOTAL NET ASSETS	$244,866,910

NET ASSETS CONSIST OF:

Capital stock	$175,550
Additional paid-in-capital	181,854,406
Undistributed net investment income	3,286,525
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	13,111,129
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	46,439,300

TOTAL NET ASSETS	$244,866,910

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($202,354,387/13,084,289 shares)	$15.47

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($42,512,523/4,470,755 shares)	$9.51

The accompanying notes are an integral part of the financial statements.

7

Real Estate Series

Statement of Operations

For the Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $32,778)	$4,310,472

EXPENSES:

Management fees (Note 3)	856,000
Shareholder services fees (Class S) (Note 3)	232,757
Fund accounting and administration fees (Note 3)	28,560
Transfer agent fees (Note 3)	10,953
Directors’ fees (Note 3)	2,178
Chief Compliance Officer service fees (Note 3)	1,347
Custodian fees	6,730
Miscellaneous	67,748

Total Expenses	1,206,273

NET INVESTMENT INCOME	3,104,199

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	9,739,666
Foreign currency and translation of other assets and liabilities	(42)

9,739,624

Net change in unrealized appreciation on-
Investments	21,425,495
Foreign currency and translation of other assets and liabilities	845

21,426,340

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	31,165,964

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,270,163

The accompanying notes are an integral part of the financial statements.

8

Real Estate Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE YEAR ENDED 12/31/13
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,104,199	$3,397,937
Net realized gain (loss) on investments and foreign currency	9,739,624	22,424,324
Net change in unrealized appreciation (depreciation) on investments and foreign currency	21,426,340	(20,666,794)

Net increase from operations	34,270,163	5,155,467

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net investment income (Class S)	—	(2,389,572)
From net investment income (Class I)	—	(861,626)
From net realized gain on investments (Class S)	—	(15,654,458)
From net realized gain on investments (Class I)	—	(5,342,785)

Total distributions to shareholders	—	(24,248,441)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	5,119,750	27,275,985

Net increase in net assets	39,389,913	8,183,011

NET ASSETS:

Beginning of period	205,476,997	197,293,986

End of period (including undistributed net investment income of $3,286,525 and distributions in excess of net investment income of $182,326, respectively)	$244,866,910	$205,476,997

The accompanying notes are an integral part of the financial statements.

9

Real Estate Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE YEARS ENDED				FOR THE PERIOD 11/10/09[1] TO 12/31/09
		12/31/13	12/31/12	12/31/11	12/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.32	$14.57	$12.65	$12.58	$10.61	$10.00

Income from investment operations:
Net investment income[2]	0.08	0.24	0.21	0.15	0.12	0.02
Net realized and unrealized gain on investments	2.07	0.10	2.54	0.49	2.44	0.62

Total from investment operations	2.15	0.34	2.75	0.64	2.56	0.64

Less distributions to shareholders:
From net investment income	—	(0.21)	(0.29)	(0.15)	(0.12)	(0.02)
From net realized gain on investments	—	(1.38)	(0.54)	(0.42)	(0.47)	(0.01)

Total distributions to shareholders	—	(1.59)	(0.83)	(0.57)	(0.59)	(0.03)

Net asset value - End of period	$15.47	$13.32	$14.57	$12.65	$12.58	$10.61

Net assets - End of period (000’s omitted)	$202,354	$168,167	$170,898	$167,153	$89,136	$69,179

Total return[3]	16.14%	2.67%	21.93%	5.29%	24.40%	6.36%
Ratios (to average net assets)/ Supplemental Data:
Expenses**	1.12%[4]	1.12%	1.10%	1.18%	1.20%	1.20%[4]
Net investment income	1.13%[4]	1.57%	1.49%	1.21%	1.02%	1.43%[4]
Portfolio turnover	21%	40%	14%	34%	34%	3%

*Effective August 1, 2012, the shares of the Series have been designated as Class S.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	0.01%	0.38%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

10

Real Estate Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE YEAR ENDED 12/31/13	FOR THE PERIOD 18/1/12[1] TO 12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.18	$9.55	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.06	0.19	0.08
Net realized and unrealized gain (loss) on investments	1.27	0.04	0.32

Total from investment operations	1.33	0.23	0.40

Less distributions to shareholders:
From net investment income	—	(0.22)	(0.31)
From net realized gain on investments	—	(1.38)	(0.54)

Total distributions to shareholders	—	(1.60)	(0.85)

Net asset value - End of period	$9.51	$8.18	$9.55

Net assets - End of period (000’s omitted)	$42,513	$37,310	$26,396

Total return[3]	16.26%	2.94%	4.16%
Ratios (to average net assets)/ Supplemental Data:
Expenses	0.85%[4]	0.87%	0.87%[4]
Net investment income	1.31%[4]	1.88%	1.95%[4]
Portfolio turnover	21%	40%	14%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

11

Real Estate Series

Notes to Financial Statements

(unaudited)

1.	Organization

Real Estate Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide high current income and long-term capital appreciation by investing principally in companies in the real estate industry.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2014, 10.6 billion shares have been designated in total among 42 series, of which 100 million have been designated as Real Estate Series Class S common stock and 100 million have been designated as Real Estate Series Class I common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

12

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$23,716,482	$18,939,931	$4,776,551	$—
Financials	216,689,585	208,182,785	8,506,800	—
Information Technology	1,244,147	1,244,147	—	—
Utilities	—	—	—	—	*
Mutual fund	3,331,465	3,331,465	—	—

Total assets	$244,981,679	$231,698,328	$13,283,351	$—

*Prime AET&D Holdings No.1 Ltd. is a Level 3 security as of June 30, 2014. However, there is no value for this security reported in the financial statements. There was no activity in this security for the six months ended June 30, 2014.

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2014.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

13

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2014, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2010 through December 31, 2013. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

14

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. An Audit Committee Chair, who receives an additional annual stipend for this role, was appointed to the Fund.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2015, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of each share class’ shareholder services fee, at no more than 0.95% of average daily net assets. The Advisor did not waive any fees for the six months ended June 30, 2014. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2014, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $55,951,336 and $47,868,264, respectively. There were no purchases or sales of U.S. Government securities.

15

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in shares of Class S and I shares of Real Estate Series were:

	FOR THE SIX MONTHS ENDED 6/30/2014		FOR THE YEAR ENDED 12/31/2013
CLASS S	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,274,804	$18,156,856	1,431,034	$21,346,726
Reinvested	—	—	1,348,479	17,696,259
Repurchased	(820,349)	(11,855,477)	(1,881,551)	(28,467,869)

Total	454,455	$6,301,379	897,962	$10,575,116

	FOR THE SIX MONTHS ENDED 6/30/14		FOR THE YEAR ENDED 12/31/13
CLASS I	SHARES	AMOUNT	SHARES	AMOUNT
Sold	910,427	$7,881,458	1,281,689	$12,800,012
Reinvested	—	—	724,906	5,877,560
Repurchased	(1,002,963)	(9,063,087)	(207,583)	(1,976,703)

Total	(92,536)	$(1,181,629)	1,799,012	$16,700,869

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2014.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Real Estate Securities

The Series may focus its investments in certain real estate related industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

16

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2013 was as follows:

Ordinary income	$4,362,646
Long-term capital gains	19,885,795

At June 30, 2014, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$198,913,184
Unrealized appreciation	47,958,816
Unrealized depreciation	(1,890,321)

Net unrealized appreciation	$46,068,495

17

Real Estate Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNRES-6/14-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2014

INTERNATIONAL SERIES
www.manning-napier.com

International Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each Class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14-6/30/14	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,045.40	$5.58	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51	1.10%
Class I
Actual	$1,000.00	$1,047.30	$4.31	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

International Series

Portfolio Composition as of June 30, 2014

(unaudited)

2

International Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 96.9%

Consumer Discretionary - 14.5%

Auto Components - 2.7%
F.C.C. Co. Ltd. (Japan)[1]	158,000	$2,971,989
Hankook Tire Co. Ltd. (South Korea)[1]	145,591	8,686,109
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	168,000	4,214,930
Nissin Kogyo Co. Ltd. (Japan)[1]	226,000	4,485,976

		20,359,004

Automobiles - 1.2%
Hero Motocorp Ltd. (India)[1]	87,000	3,812,740
Maruti Suzuki India Ltd. (India)[1]	124,940	5,071,741

		8,884,481

Household Durables - 1.2%
LG Electronics, Inc. (South Korea)[1]	74,000	5,434,877
Nikon Corp. (Japan)[1]	224,000	3,528,910

		8,963,787

Internet & Catalog Retail - 1.7%
ASOS plc (United Kingdom)*[1]	145,880	7,387,916
MakeMyTrip Ltd. (India)*	150,240	5,277,931

		12,665,847

Media - 3.0%
Mediaset Espana Comunicacion S.A. (Spain)*[1]	678,600	7,919,174
Reed Elsevier plc - ADR (United Kingdom)	60,311	3,901,519
Societe Television Francaise 1 (France)[1]	297,000	4,863,349
ZON OPTIMUS SGPS S.A. (Portugal)[1]	945,000	6,209,076

		22,893,118

Specialty Retail - 2.6%
Belle International Holdings Ltd. (Hong Kong)[1]	4,300,000	4,771,698
Hennes & Mauritz AB - Class B (Sweden)[1]	129,000	5,632,119
Komeri Co. Ltd. (Japan)[1]	188,800	4,930,659
SA SA International Holdings Ltd. (Hong Kong)[1]	6,540,000	4,515,083

		19,849,559

Textiles, Apparel & Luxury Goods - 2.1%
Daphne International Holdings Ltd. (China)[1]	6,600,000	2,588,770
Hugo Boss AG (Germany)[1]	47,000	7,018,012
Kering (France)[1]	31,130	6,829,022

		16,435,804

Total Consumer Discretionary		110,051,600

Consumer Staples - 21.2%

Beverages - 7.8%
AMBEV S.A. - ADR (Brazil)*	1,350,000	9,504,000

The accompanying notes are an integral part of the financial statements.

3

International Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)

Beverages (continued)
Carlsberg A/S - Class B (Denmark)[1]	80,000	$8,616,302
Diageo plc (United Kingdom)[1]	322,810	10,281,154
Treasury Wine Estates Ltd. (Australia)[1]	4,370,000	20,637,228
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	1,284,000	10,040,928

		59,079,612

Food & Staples Retailing - 4.2%
Carrefour S.A. (France)[1]	169,962	6,267,215
Casino Guichard-Perrachon S.A. (France)[1]	34,170	4,530,267
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	681,300	7,263,916
Tesco plc (United Kingdom)[1]	1,217,410	5,916,808
Wal-Mart de Mexico S.A.B. de C.V. - Class V (Mexico)	2,946,000	7,897,782

		31,875,988

Food Products - 6.0%
Charoen Pokphand Foods PCL (Thailand)[1]	3,841,800	3,226,215
Danone S.A. (France)[1]	107,012	7,957,249
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	2,604,000	7,613,190
Nestle S.A. (Switzerland)[1]	105,220	8,153,177
Unilever plc - ADR (United Kingdom)	420,230	19,040,621

		45,990,452

Household Products - 1.9%
Reckitt Benckiser Group plc (United Kingdom)[1]	164,270	14,323,475

Tobacco - 1.3%
Gudang Garam Tbk PT (Indonesia)[1]	730,000	3,295,249
Swedish Match AB (Sweden)[1]	191,000	6,631,994

		9,927,243

Total Consumer Staples		161,196,770

Energy - 3.1%

Energy Equipment & Services - 1.1%
Saipem S.p.A. (Italy)*[1]	317,000	8,547,319

Oil, Gas & Consumable Fuels - 2.0%
Petroleo Brasileiro S.A. - ADR (Brazil)	240,000	3,753,600
Royal Dutch Shell plc - Class B (Netherlands)[1]	88,430	3,843,158
Royal Dutch Shell plc - Class B - ADR (Netherlands)	87,780	7,637,738

		15,234,496

Total Energy		23,781,815

Financials - 8.7%

Banks - 2.1%
Hong Leong Financial Group Berhad (Malaysia)[1]	1,462,800	7,353,666

The accompanying notes are an integral part of the financial statements.

4

International Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)

Banks (continued)
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	1,907,000	$8,715,935

		16,069,601

Capital Markets - 1.0%
Daiwa Securities Group, Inc. (Japan)[1]	830,000	7,191,350

Diversified Financial Services - 0.5%
IDFC Ltd. (India)[1]	1,653,000	3,714,110

Insurance - 4.1%
Allianz SE (Germany)[1]	40,870	6,821,769
AXA S.A. (France)[1]	211,372	5,050,383
Mapfre S.A. (Spain)[1]	1,877,000	7,478,895
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	40,610	8,993,020
Zurich Insurance Group AG (Switzerland)[1]	10,500	3,162,456

		31,506,523

Real Estate Investment Trusts (REITS) - 1.0%
Alstria Office REIT AG (Germany)[1]	595,480	7,886,461

Total Financials		66,368,045

Health Care - 12.8%

Health Care Equipment & Supplies - 1.7%
Carl Zeiss Meditec AG (Germany)[1]	232,000	7,109,256
Straumann Holding AG (Switzerland)[1]	25,776	5,963,863

		13,073,119

Health Care Providers & Services - 2.0%
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	200,000	6,698,000
Odontoprev S.A. (Brazil)	2,000,000	8,626,386

		15,324,386

Life Sciences Tools & Services - 0.5%
Gerresheimer AG (Germany)[1]	58,000	3,996,301

Pharmaceuticals - 8.6%
AstraZeneca plc (United Kingdom)[1]	27,960	2,080,148
AstraZeneca plc - ADR (United Kingdom)	229,150	17,028,138
Bayer AG (Germany)[1]	100,000	14,107,324
GlaxoSmithKline plc (United Kingdom)[1]	172,980	4,605,603
Novartis AG - ADR (Switzerland)	49,000	4,435,970
Shire plc (Ireland)[1]	195,160	15,308,872
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	140,000	7,338,800

		64,904,855

Total Health Care		97,298,661

The accompanying notes are an integral part of the financial statements.

5

International Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials - 17.0%

Airlines - 2.2%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)*	1,893,363	$10,375,629
Latam Airlines Group S.A. - ADR (Chile)	500,000	6,710,000

		17,085,629

Commercial Services & Supplies - 1.6%
Aggreko plc (United Kingdom)[1]	246,137	6,949,186
Taiwan Secom Co. Ltd. (Taiwan)[1]	777,210	2,022,547
Tomra Systems ASA (Norway)[1]	354,000	2,879,855

		11,851,588

Construction & Engineering - 1.2%
Larsen & Toubro Ltd. (India)[1]	309,405	8,761,711

Electrical Equipment - 3.3%
Alstom S.A. (France)[1]	295,560	10,733,965
Bharat Heavy Electricals Ltd. (India)[1]	827,000	3,443,399
Schneider Electric S.A. (France)[1]	66,000	6,223,366
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	4,084,000	4,701,072

		25,101,802

Industrial Conglomerates - 4.1%
Siemens AG (Germany)[1]	237,600	31,371,313

Machinery - 3.7%
Andritz AG (Austria)[1]	123,000	7,107,090
FANUC Corp. (Japan)[1]	71,000	12,260,839
Jain Irrigation Systems Ltd. (India)[1]	4,464,000	8,871,779
Jain Irrigation Systems Ltd. - DVR (India)[1]	44,872	62,331

		28,302,039

Professional Services - 0.9%
Experian plc (United Kingdom)[1]	405,980	6,859,063

Total Industrials		129,333,145

Information Technology - 12.7%

Communications Equipment - 0.9%
Alcatel-Lucent - ADR (France)	1,855,000	6,603,800

Electronic Equipment, Instruments & Components - 4.0%
Hitachi Ltd. (Japan)[1]	3,060,660	22,431,786
Keyence Corp. (Japan)[1]	17,209	7,525,284

		29,957,070

Internet Software & Services - 0.8%
NetEase, Inc. - ADR (China)	80,000	6,268,800

Semiconductors & Semiconductor Equipment - 2.1%
Samsung Electronics Co. Ltd. (South Korea)[1]	12,260	16,010,942

The accompanying notes are an integral part of the financial statements.

6

International Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software - 4.5%
AVEVA Group plc (United Kingdom)[1]	96,562	$3,363,815
SAP AG (Germany)[1]	239,440	18,449,983
Temenos Group AG (Switzerland)[1]	107,070	4,168,592
Totvs S.A. (Brazil)	487,000	8,386,671

		34,369,061

Technology Hardware, Storage & Peripherals - 0.4%
Canon, Inc. (Japan)[1]	95,000	3,104,790

Total Information Technology		96,314,463

Materials - 3.7%

Chemicals - 3.7%
BASF SE (Germany)[1]	76,100	8,852,230
Linde AG (Germany)[1]	92,500	19,655,889

Total Materials		28,508,119

Telecommunication Services - 3.2%

Diversified Telecommunication Services - 3.2%
Telefonica S.A. - ADR (Spain)	707,000	12,132,120
Telenor ASA - ADR (Norway)[2]	184,380	12,611,592

Total Telecommunication Services		24,743,712

TOTAL COMMON STOCKS (Identified Cost $596,677,481)		737,596,330

SHORT-TERM INVESTMENT - 2.6%

Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.03%,
(Identified Cost $19,856,595)	19,856,595	19,856,595

TOTAL INVESTMENTS - 99.5%
(Identified Cost $616,534,076)		757,452,925
OTHER ASSETS, LESS LIABILITIES - 0.5%		3,497,302

NET ASSETS - 100%		$760,950,227

ADR - American Depositary Receipt

DVR - Differential Voting Rights

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

3Rate shown is the current yield as of June 30, 2014.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: Germany 18.5%; United Kingdom 13.4%; Japan 10.7%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

7

International Series

Statement of Assets & Liabilities

June 30, 2014 (unaudited)

ASSETS:

Investments, at value (identified cost $616,534,076) (Note 2)	$757,452,925
Foreign currency (identified cost $2,557,470)	2,567,039
Foreign tax reclaims receivable	1,705,669
Dividends receivable	428,612
Receivable for fund shares sold	372,576
Receivable for securities sold	283,324
Prepaid and other expenses	1,381

TOTAL ASSETS	762,811,526

LIABILITIES:

Due to custodian	58,898
Accrued management fees (Note 3)	454,578
Accrued foreign capital gains tax (Note 2)	234,135
Accrued shareholder services fees (Class S) (Note 3)	125,939
Accrued transfer agent fees (Note 3)	36,698
Accrued fund accounting and administration fees (Note 3)	21,145
Payable for fund shares repurchased	708,165
Other payables and accrued expenses	221,741

TOTAL LIABILITIES	1,861,299

TOTAL NET ASSETS	$760,950,227

NET ASSETS CONSIST OF:

Capital stock	$709,079
Additional paid-in-capital	591,536,957
Undistributed net investment income	7,551,965
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	20,433,737
Net unrealized appreciation on investments (net of foreign capital gains tax of $234,135), foreign currency and translation of other assets and liabilities	140,718,489

TOTAL NET ASSETS	$760,950,227

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($612,898,401/59,173,795 shares)	$10.36

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($148,051,826/11,734,142 shares)	$12.62

The accompanying notes are an integral part of the financial statements.

8

International Series

Statement of Operations

For the Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $1,431,622)	$11,542,152

EXPENSES:

Management fees (Note 3)	2,785,919
Shareholder services fees (Class S)(Note 3)	756,248
Transfer agent fees (Note 3)	113,473
Fund accounting and administration fees (Note 3)	59,440
Directors’ fees (Note 3)	14,513
Chief Compliance Officer service fees (Note 3)	1,347
Custodian fees	151,559
Miscellaneous	134,661

Total Expenses	4,017,160
Less reduction of expenses (Note 3)	(103,537)

Net Expenses	3,913,623

NET INVESTMENT INCOME	7,628,529

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	18,856,273
Foreign currency and translation of other assets and liabilities	(123,388)

18,732,885

Net change in unrealized appreciation (depreciation) on-
Investments (net of increase in accrued foreign capital gains tax of $149,619)	6,482,299
Foreign currency and translation of other assets and liabilities	2,876

6,485,175

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	25,218,060

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,846,589

The accompanying notes are an integral part of the financial statements.

9

International Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE YEAR ENDED 12/31/13
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$7,628,529	$8,954,098
Net realized gain on investments and foreign currency	18,732,885	33,641,843
Net change in unrealized appreciation on investments and foreign currency	6,485,175	88,282,633

Net increase from operations	32,846,589	130,878,574

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	—	(7,362,656)
From net investment income (Class I)	—	(1,425,204)
From net realized gain on investments (Class S)	—	(22,749,988)
From net realized gain on investments (Class I)	—	(4,129,609)

Total distributions to shareholders	—	(35,667,457)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(50,281,357)	21,639,838

Net increase (decrease) in net assets	(17,434,768)	116,850,955

NET ASSETS:

Beginning of period	778,384,995	661,534,040

End of period (including undistributed net investment income of $7,551,965 and distributions in excess of net investment income of $76,564, respectively)	$760,950,227	$778,384,995

The accompanying notes are an integral part of the financial statements.

10

International Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED 6/30/2014	FOR THE YEARS ENDED
	(UNAUDITED)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.91	$8.70	$7.61	$8.85	$8.39	$6.57

Income (loss) from investment operations:
Net investment income[1]	0.10	0.11	0.10	0.13	0.14	0.14
Net realized and unrealized gain (loss) on investments	0.35	1.59	1.10	(1.26)	0.86	2.10

Total from investment operations	0.45	1.70	1.20	(1.13)	1.00	2.24

Less distributions to shareholders:
From net investment income	—	(0.12)	(0.10)	(0.10)	(0.19)	(0.16)
From return of capital	—	—	(0.01)	—	—	—
From net realized gain on investments	—	(0.37)	—	(0.01)	(0.35)	(0.26)

Total distributions to shareholders	—	(0.49)	(0.11)	(0.11)	(0.54)	(0.42)

Net asset value - End of period	$10.36	$9.91	$8.70	$7.61	$8.85	$8.39

Net assets - End of period (000’s omitted)	$612,898	$637,598	$565,609	$513,267	$317,199	$267,100

Total return[2]	4.54%	19.69%	15.78%	(12.82%)	12.04%	34.23%
Ratios (to average net assets)/ Supplemental Data:
Expenses**	1.10%[3]	1.10%	1.10%	1.16%	1.15%	1.15%
Net investment income	2.01%[3]	1.21%	1.30%	1.49%	1.68%	1.90%
Portfolio turnover	8%	22%	22%	7%	13%	17%

*Effective December 31, 2011, the shares of the Series have been designated as Class S.
**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

	0.03%[3]	0.03%	0.07%	N/A	0.00%[4]	0.00%[4]

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

11

International Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE YEAR ENDED 12/31/13	FOR THE PERIOD 3/15/12[1] TO 12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.05	$10.47	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.13	0.17	0.13
Net realized and unrealized gain (loss) on investments	0.44	1.91	0.46

Total from investment operations	0.57	2.08	0.59

Less distributions to shareholders:
From net investment income	—	(0.13)	(0.11)
From return of capital	—	—	(0.01)
From net realized gain on investments	—	(0.37)	—

Total distributions to shareholders	—	(0.50)	(0.12)

Net asset value - End of period	$12.62	$12.05	$10.47

Net assets - End of period (000’s omitted)	$148,052	$140,787	$95,925

Total return[3]	4.73%	19.97%	5.88%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.85%[4]	0.85%	0.85%[4]
Net investment income	2.25%[4]	1.48%	1.67%[4]
Portfolio turnover	8%	22%	22%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

	0.03%[4]	0.03%	0.09%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

12

International Series

Notes to Financial Statements

(unaudited)

1.	Organization

International Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located outside the United States.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2014, 10.6 billion shares have been designated in total among 42 series, of which 250 million have been designated as International Series Class S common stock and 100 million have been designated as International Series Class I common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2

13

International Series

Notes to Financial Statements (continued)

(unaudited)

2	Significant Accounting Policies (continued)

Security Valuation (continued)

includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$110,051,600	$9,179,450	$100,872,150	$—
Consumer Staples	161,196,770	44,055,593	117,141,177	—
Energy	23,781,815	11,391,338	12,390,477	—
Financials	66,368,045	—	66,368,045	—
Health Care	97,298,661	44,127,294	53,171,367	—
Industrials	129,333,145	17,085,629	112,247,516	—
Information Technology	96,314,463	21,259,271	75,055,192	—
Materials	28,508,119	—	28,508,119	—
Telecommunication Services	24,743,712	12,132,120	12,611,592	—
Mutual fund	19,856,595	19,856,595	—	—

Total assets	$757,452,925	$179,087,290	$578,365,635	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the security’s fair value following close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2013 or June 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2014.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and

14

International Series

Notes to Financial Statements (continued)

(unaudited)

2	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2014, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2010 through December 31, 2013. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held for less than a year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital gains tax in the accompanying Statement of Assets and Liabilities. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short term realized capital gains.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

15

International Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. An Audit Committee Chair, who receives an additional annual stipend for this role, was appointed to the Fund.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2015, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of each share class’ shareholder services fee, at no more than 0.85% of average daily net assets. Accordingly, the Advisor waived fees of $103,537 for the six months ended June 30, 2014, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2014, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $60,691,733 and $102,126,460, respectively. There were no purchases or sales of U.S. Government securities.

16

International Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in shares of Class S and I shares of International Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/14		FOR THE YEAR ENDED 12/31/13
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,703,173	$26,550,662	9,583,708	$89,035,777
Reinvested	6	55	2,944,222	28,235,088
Repurchased	(7,878,355)	(77,589,092)	(13,224,923)	(122,886,151)

Total	(5,175,176)	$(51,038,375)	(696,993)	$(5,615,286)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/14		FOR THE YEAR ENDED 12/31/13
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,204,301	$14,653,328	3,434,084	$37,575,957
Reinvested	—	—	472,352	5,507,628
Repurchased	(1,149,660)	(13,896,310)	(1,390,417)	(15,828,461)

Total	54,641	$757,018	2,516,019	$27,255,124

Approximately 50% of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2014.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

17

International Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2013 were as follows:

Ordinary income	$9,740,963
Long-term capital gains	25,926,494

At June 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$616,534,076
Unrealized appreciation	178,654,548
Unrealized depreciation	(37,735,699)

Net unrealized appreciation	$140,918,849

18

International Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNINT-6/14-SAR

MANNING & NAPIER

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2014

WORLD OPPORTUNITIES SERIES
www.manning-napier.com

World Opportunities Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14-6/30/14
Actual	$1,000.00	$1,050.80	$5.39
Hypothetical (5% return before expenses)	$1,000.00	$1,019.54	$5.31

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.06%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year; therefore, the expense ratio stated above may differ from the expense ratio stated in the financial highlights, which is based on one-year data.

1

World Opportunities Series

Portfolio Composition as of June 30, 2014

(unaudited)

2

World Opportunities Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 96.2%
Consumer Discretionary - 16.2%
Automobiles - 1.9%
Toyota Motor Corp. (Japan)[1]	2,609,400	$156,231,614

Diversified Consumer Services - 1.2%
Anhanguera Educacional Participacoes S.A. (Brazil)	11,811,590	98,309,636

Hotels, Restaurants & Leisure - 2.1%
Accor S.A. (France)[1]	3,476,880	180,712,668

Internet & Catalog Retail - 0.5%
Ocado Group plc (United Kingdom)*[1]	6,706,265	42,589,166

Media - 6.2%
British Sky Broadcasting Group plc (United Kingdom)[1]	15,070,270	233,151,765
Grupo Televisa S.A.B. - ADR (Mexico)	1,456,427	49,970,010
Liberty Global plc - Class A - ADR (United Kingdom)	2,000,370	88,456,361
Liberty Global plc - Class C - ADR (United Kingdom)	1,543,120	65,289,407
ProSiebenSat.1 Media AG (Germany)[1]	971,860	43,256,541
Societe Television Francaise 1 (France)[1]	2,499,438	40,928,080

		521,052,164

Multiline Retail - 0.9%
Marks & Spencer Group plc (United Kingdom)[1]	10,731,120	78,061,037

Specialty Retail - 1.4%
Kingfisher plc (United Kingdom)[1]	18,637,804	114,415,006

Textiles, Apparel & Luxury Goods - 2.0%
Adidas AG (Germany)[1]	855,670	86,522,099
Lululemon Athletica, Inc.*	2,043,580	82,724,118

		169,246,217

Total Consumer Discretionary		1,360,617,508

Consumer Staples - 20.7%
Beverages - 7.3%
AMBEV S.A. - ADR (Brazil)*	17,431,860	122,720,294
Anheuser-Busch InBev N.V. (Belgium)[1]	1,283,990	147,530,922
Carlsberg A/S - Class B (Denmark)[1]	851,200	91,677,455
Diageo plc (United Kingdom)[1]	2,744,590	87,412,264
Remy Cointreau S.A. (France)[1]	146,689	13,495,870
SABMiller plc (United Kingdom)[1]	2,640,450	153,026,498

		615,863,303

Food & Staples Retailing - 6.0%
Carrefour S.A. (France)[1]	6,034,135	222,503,998
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	2,641,760	24,315,362
Tesco plc (United Kingdom)[1]	52,221,110	253,802,975

		500,622,335

The accompanying notes are an integral part of the financial statements.

3

World Opportunities Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products - 4.9%
Charoen Pokphand Foods PCL (Thailand)[1]	78,680,260	$66,073,040
Danone S.A. (France)[1]	2,271,860	168,932,038
Nestle S.A. (Switzerland)[1]	1,110,390	86,040,738
Unilever plc - ADR (United Kingdom)	1,921,570	87,066,337

		408,112,153

Personal Products - 0.7%
Beiersdorf AG (Germany)[1]	646,756	62,505,692

Tobacco - 1.8%
Imperial Tobacco Group plc (United Kingdom)[1]	2,191,940	98,610,616
Swedish Match AB (Sweden)[1]	1,385,660	48,113,554

		146,724,170

Total Consumer Staples		1,733,827,653

Energy - 17.1%
Energy Equipment & Services - 6.4%
CGG S.A. (France)*[1,2]	8,982,810	127,257,463
Petroleum Geo-Services ASA (Norway)[1]	3,678,680	38,950,379
Schlumberger Ltd.	2,395,000	282,490,250
Trican Well Service Ltd. (Canada)	5,492,310	88,686,098

		537,384,190

Oil, Gas & Consumable Fuels - 10.7%
Cameco Corp. (Canada)	8,716,760	170,935,664
Encana Corp. (Canada)	9,764,200	231,509,182
Koninklijke Vopak N.V. (Netherlands)[1]	838,390	40,935,103
Petroleo Brasileiro S.A. - ADR (Brazil)	10,118,640	158,255,530
Talisman Energy, Inc. (Canada)	23,654,560	250,057,108
Whitehaven Coal Ltd. (Australia)*[1]	30,159,500	40,799,457

		892,492,044

Total Energy		1,429,876,234

Financials - 4.2%
Banks - 1.5%
HSBC Holdings plc (United Kingdom)[1]	12,238,410	124,158,974

Capital Markets - 1.0%
CETIP S.A. - Mercados Organizados (Brazil)	5,787,350	82,377,080

Insurance - 1.7%
Admiral Group plc (United Kingdom)[1]	5,555,754	147,208,330

Total Financials		353,744,384

Health Care - 9.0%
Health Care Equipment & Supplies - 1.6%
BioMerieux (France)[1]	419,689	45,227,337

The accompanying notes are an integral part of the financial statements.

4

World Opportunities Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	94,235,626	$92,222,893

		137,450,230

Health Care Providers & Services - 3.3%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	2,223,750	149,616,784
Life Healthcare Group Holdings Ltd. (South Africa)[1]	28,034,681	109,380,051
Sonic Healthcare Ltd. (Australia)[1]	1,346,860	22,032,204

		281,029,039

Life Sciences Tools & Services - 1.4%
QIAGEN N.V.*[1]	4,758,372	115,081,914

Pharmaceuticals - 2.7%
Novo Nordisk A/S - Class B (Denmark)[1]	2,074,200	95,730,478
Otsuka Holdings Co. Ltd. (Japan)[1]	518,710	16,085,266
Sanofi (France)[1]	1,058,016	112,456,067

		224,271,811

Total Health Care		757,832,994

Industrials - 10.9%
Airlines - 2.5%
Latam Airlines Group S.A. - ADR (Chile)	2,880,667	38,658,551
Ryanair Holdings plc - ADR (Ireland)*	3,030,616	169,108,373

		207,766,924

Commercial Services & Supplies - 0.8%
Aggreko plc (United Kingdom)[1]	2,275,362	64,240,300

Electrical Equipment - 1.7%
Nexans S.A. (France)*[1]	1,439,434	75,459,993
Schneider Electric S.A. (France)[1]	756,143	71,299,314

		146,759,307

Machinery - 2.8%
Komatsu Ltd. (Japan)[1]	4,226,000	98,099,351
SKF AB - Class B (Sweden)[1]	4,229,297	107,837,123
Westport Innovations, Inc. - ADR (Canada)*	1,450,590	26,139,632

		232,076,106

Marine - 0.1%
Pacific Basin Shipping Ltd. (Hong Kong)[1]	12,992,054	8,078,488

Professional Services - 1.5%
SGS S.A. (Switzerland)[1]	53,460	127,925,779

Trading Companies & Distributors - 1.5%
Brenntag AG (Germany)[1]	725,820	129,671,191

Total Industrials		916,518,095

The accompanying notes are an integral part of the financial statements.

5

World Opportunities Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology - 5.0%
Internet Software & Services - 3.8%
Mail.ru Group Ltd. - GDR (Russia)*[1]	722,070	$25,407,463
Qihoo 360 Technology Co. Ltd. - ADR (China)*	1,156,400	106,435,056
Tencent Holdings Ltd. (China)[1]	7,501,195	114,116,039
Yandex N.V. - Class A - ADR (Russia)*	1,929,190	68,756,332

		314,714,890

IT Services - 1.2%
Amdocs Ltd. - ADR	2,173,523	100,699,321

Total Information Technology		415,414,211

Materials - 11.6%
Chemicals - 4.4%
Akzo Nobel N.V. (Netherlands)[1]	599,990	44,986,797
Potash Corp. of Saskatchewan, Inc. (Canada)	2,635,385	100,039,215
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	1,800,410	52,770,017
Syngenta AG (Switzerland)[1]	216,540	80,000,544
Umicore S.A. (Belgium)[1]	1,902,610	88,532,257

		366,328,830

Construction Materials - 2.1%
CRH plc (Ireland)[1]	3,466,449	88,864,293
Holcim Ltd. (Switzerland)[1]	967,840	85,012,563

		173,876,856

Metals & Mining - 5.1%
Alumina Ltd. (Australia)*[1]	64,650,410	82,563,077
Norsk Hydro ASA (Norway)[1]	27,779,206	148,746,259
Teck Resources Ltd. - Class B (Canada)	5,905,207	134,815,876
ThyssenKrupp AG (Germany)*[1]	2,258,230	65,706,716

		431,831,928

Total Materials		972,037,614

Telecommunication Services - 1.5%
Wireless Telecommunication Services - 1.5%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	6,038,960	125,308,420

TOTAL COMMON STOCKS (Identified Cost $7,323,809,143)		8,065,177,113

The accompanying notes are an integral part of the financial statements.

6

World Opportunities Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 4.2%

Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.03%,
(Identified Cost $351,760,875)	351,760,875	$351,760,875

TOTAL INVESTMENTS - 100.4%
(Identified Cost $7,675,570,018)		8,416,937,988
LIABILITIES, LESS OTHER ASSETS - (0.4%)		(32,136,140)

NET ASSETS - 100%		$8,384,801,848

KEY:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Affiliated company as defined by the Investment Company Act of 1940.

3Rate shown is the current yield as of June 30, 2014.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 19.5%; Canada - 12.0%; France - 12.6%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

7

World Opportunities Series

Statement of Assets and Liabilities

June 30, 2014 (unaudited)

ASSETS:

Investments (including investments in affiliates with a market value of $127,257,463) (identified cost $7,675,570,018 including $176,907,774 in affiliates) (Note 2)	$8,416,937,988
Dividends receivable	20,197,820
Foreign tax reclaims receivable	11,358,306
Receivable for fund shares sold	10,246,612
Receivable for securities sold	6,535,242
Prepaid expenses	2,529

TOTAL ASSETS	8,465,278,497

LIABILITIES:

Cash overdraft	321,471
Foreign currency (identified cost $5,088,694)	5,043,867
Accrued management fees (Note 3)	6,873,135
Accrued transfer agent fees (Note 3)	183,808
Accrued fund accounting and administration fees (Note 3)	186,386
Payable for securities purchased	46,366,412
Payable for fund shares repurchased	20,723,363
Other payables and accrued expenses	778,207

TOTAL LIABILITIES	80,476,649

TOTAL NET ASSETS	$8,384,801,848

NET ASSETS CONSIST OF:

Capital stock	$8,818,408
Additional paid-in-capital	7,079,581,993
Distributions in excess of net investment income	75,126,277
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	479,685,205
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	741,589,965

TOTAL NET ASSETS	$8,384,801,848

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($8,384,801,848/881,840,800 shares)	$9.51

The accompanying notes are an integral part of the financial statements.

8

World Opportunities Series

Statement of Operations

For the Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:

Dividends (including $1,681,307 from affiliates) (net of foreign taxes withheld, $12,969,526) (Note 2)	$117,799,023

EXPENSES:

Management fees (Note 3)	40,112,201
Transfer agent fees (Note 3)	584,981
Fund accounting and administration fees (Note 3)	455,994
Directors’ fees (Note 3)	94,148
Chief Compliance Officer service fees (Note 3)	1,347
Custodian fees	697,171
Miscellaneous	726,904

Total Expenses	42,672,746

NET INVESTMENT INCOME	75,126,277

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain on-
Investments (Note 2)	386,508,123
Foreign currency and translation of other assets and liabilities	649,426

387,157,549

Net change in unrealized appreciation (depreciation) on-
Investments (including a net unrealized (loss) of $23,280,315 from affiliates) (Note 2)	(55,362,839)
Foreign currency and translation of other assets and liabilities	2,801

(55,360,038)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	331,797,511

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$406,923,788

The accompanying notes are an integral part of the financial statements.

9

World Opportunities Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE YEAR ENDED 12/31/13
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$75,126,277	$87,004,813
Net realized gain on investments and foreign currency	387,157,549	619,983,639
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(55,360,038)	580,731,450

Net increase from operations	406,923,788	1,287,719,902

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net investment income	—	(89,228,590)
From net realized gain on investments	—	(42,131,561)

Total distributions to shareholders	—	(131,360,151)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	53,001,244	157,260,852

Net increase in net assets	459,925,032	999,098,899

NET ASSETS:

Beginning of period	7,924,876,816	6,925,777,917

End of period (including distributions in excess of net investment income of $75,126,277 and $0, respectively)	$8,384,801,848	$7,924,876,816

The accompanying notes are an integral part of the financial statements.

10

World Opportunities Series

Financial Highlights

	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	6/30/14 (UNAUDITED)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.05	$7.75	$6.63	$8.61	$8.12	$5.88

Income (loss) from investment operations:
Net investment income[1]	0.09	0.10	0.12	0.24 [2]	0.07	0.04
Net realized and unrealized gain (loss) on investments	0.37	1.35	1.13	(1.64)	0.67	2.26

Total from investment operations	0.46	1.45	1.25	(1.40)	0.74	2.30

Less distributions to shareholders:
From net investment income	—	(0.10)	(0.13)	(0.24)	(0.07)	(0.06)
From net realized gain on investments	—	(0.05)	—	(0.34)	(0.18)	—

Total distributions to shareholders	—	(0.15)	(0.13)	(0.58)	(0.25)	(0.06)

Net asset value - End of period	$9.51	$9.05	$7.75	$6.63	$8.61	$8.12

Net assets - End of period (000’s omitted)	$8,384,802	$7,924,877	$6,925,778	$5,967,029	$6,455,426	$4,917,459

Total return[3]	5.08%	18.79%	18.81%	(16.14%)[2]	9.23%	39.12%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.06%[4]	1.07%	1.08%	1.09%	1.11%	1.17%
Net investment income	1.88%[4]	1.17%	1.64%	2.84%[2]	0.92%	0.60%
Portfolio turnover	23%	46%	45%	52%	39%	42%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	0.00%[5]	0.00%[5]

1Calculated based on average shares outstanding during the periods.

2Includes a special dividend paid by one of the Series’ securities during the year. Without the special dividend, the Series’ net investment income per share, total return and net investment income ratio would have been $0.11, (17.71%) and 1.30%, respectively.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

11

World Opportunities Series

Notes to Financial Statements

(unaudited)

1.	Organization

World Opportunities Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located around the world.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2014, 10.6 billion shares have been designated in total among 42 series, of which 2.5 billion have been designated as World Opportunities Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both

12

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$1,360,617,508	$384,749,532	$975,867,976	$—
Consumer Staples	1,733,827,653	209,786,631	1,524,041,022	—
Energy	1,429,876,234	1,181,933,832	247,942,402	—
Financials	353,744,384	82,377,080	271,367,304	—
Health Care	757,832,994	—	757,832,994	—
Industrials	916,518,095	233,906,556	682,611,539	—
Information Technology	415,414,211	275,890,709	139,523,502	—
Materials	972,037,614	287,625,108	684,412,506	—
Telecommunication Services	125,308,420	125,308,420	—	—
Mutual fund	351,760,875	351,760,875	—	—

Total assets	$8,416,937,988	$3,133,338,743	$5,283,599,245	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2013 or June 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2014.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date

13

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Affiliated Companies

The 1940 Act defines “affiliated companies” to include securities in which a Series owns 5% or more of the outstanding voting securities of the issuer. The following transactions were effected in securities of affiliated companies for the six months ended June 30, 2014:

NAME OF ISSUER	VALUE AT 12/31/13	PURCHASE COST	SALES PROCEEDS	VALUE AT 6/30/14	SHARES HELD AT 6/30/14	DIVIDEND INCOME 1/1/14 THROUGH 6/30/14	NET REALIZED GAIN (LOSS) 1/1/14 THROUGH 6/30/14
CGG (France)*	$102,810,345	$47,560,970	$—	$127,257,463	8,982,810	$—	$—

* Security was an affiliated company for the period March 17, 2014 - June 30, 2014. Amounts in the table include the six months ended June 30, 2014.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2014, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2011 through December 31, 2013. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

14

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other (continued)

the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. An Audit Committee Chair, who receives an additional annual stipend for this role, was appointed to the Fund.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor did not waive any fees for the year ended June 30, 2014. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2014, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $1,771,788,232 and $1,830,789,877, respectively. There were no purchases or sales of U.S. Government securities.

15

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in Class A shares of World Opportunities Series were:

	FOR THE SIX MONTHS ENDED 06/30/14		FOR THE YEAR ENDED 12/31/13
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	81,011,617	$738,911,918	212,387,309	$1,775,540,628
Reinvested	—	—	13,055,698	114,242,348
Repurchased	(74,972,859)	(685,910,674)	(242,932,477)	(2,047,043,828)

Total	6,038,758	$53,001,244	(17,489,470)	$(157,260,852)

Approximately 2% of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion. In addition, one shareholder owned 144,310,368 shares (16.4% of shares outstanding) valued at $1,372,391,602. Investment activities of this shareholder may have a material effect on the Series.

6.	Line of Credit

The Series has entered into a $50 million credit facility (the “line of credit”) with Bank of New York Mellon. The Series may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Series pays an annual commitment fee on the unused portion of the line of credit which amounted to $30,207 for the six months ended June 30, 2014, which is included in miscellaneous expenses in the Statement of Operations. Interest on the used portion is charged to the Series based on rates determined pursuant to the terms of the agreement at the time of borrowing. During the six months ended June 30, 2014, the Series did not borrow under the line of credit. The line of credit has a termination date of June 5, 2015 and may be renewed annually.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on June 30, 2014.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2013 was as follows:

16

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information (continued)

FOR THE YEAR ENDED 12/31/13
Ordinary income	$88,294,542
Long-term capital gains	43,065,609

At June 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation was as follows:

Cost for federal income tax purposes	$7,683,594,933
Unrealized appreciation	1,147,038,329
Unrealized depreciation	(413,695,274)

Net unrealized appreciation	$733,343,055

17

World Opportunities Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNWOP-6/14-SAR

MANNING & NAPIER

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2014

OHIO TAX EXEMPT SERIES
www.manning-napier.com

Ohio Tax Exempt Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14-6/30/14
Actual	$1,000.00	$1,013.30	$3.74
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Ohio Tax Exempt Series

Portfolio Composition as of June 30, 2014

(unaudited)

2

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES - 94.0%

Akron, Recreational Facilities Impt., Prerefunded Balance, G.O. Bond	6.500%	11/1/2015	Aa3	$300,000	$325,260
Akron, Various Purposes Impt., Series A, G.O. Bond	1.250%	12/1/2017	AA2	350,000	355,603
Akron, Various Purposes Impt., Series A, G.O. Bond .	5.000%	12/1/2017	AA2	100,000	113,949
Allen East Local School District, School Impt., Prerefunded Balance, G.O. Bond, AMBAC	4.300%	12/1/2017	WR3	285,000	289,962
American Municipal Power, Inc., Fremont Energy Center Project, Revenue Bond	5.000%	2/15/2019	A1	720,000	835,423
American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond, AGC	4.375%	2/15/2020	A1	100,000	111,537
Batavia Local School District, G.O. Bond, NATL	5.625%	12/1/2022	A2	185,000	211,211
Bedford Heights, Series A, G.O. Bond, AMBAC	5.650%	12/1/2014	Aa3	5,000	5,099
Butler County, G.O. Bond, AMBAC	5.000%	12/1/2016	Aa2	100,000	110,663
Butler County, Water & Sewer, G.O. Bond	2.500%	12/1/2014	Aa2	100,000	100,965
Canal Winchester Local School District, Prerefunded Balance, Series B, G.O. Bond, NATL	5.000%	12/1/2025	Aa3	1,355,000	1,414,606
Centerville City School District, School Impt., G.O. Bond	3.000%	12/1/2016	Aa1	100,000	105,938
Cincinnati City School District, School Impt., G.O. Bond, AGM	5.000%	12/1/2018	Aa2	400,000	468,016
Cincinnati Water System, Series A, Revenue Bond	5.000%	12/1/2014	Aaa	200,000	204,100
Cincinnati Water System, Series A, Revenue Bond	5.000%	12/1/2017	Aaa	1,000,000	1,144,170
Cincinnati Water System, Series A, Revenue Bond	5.000%	12/1/2017	Aaa	110,000	121,401
Cincinnati Water System, Series A, Revenue Bond	5.000%	12/1/2018	Aaa	230,000	269,109
Cincinnati Water System, Series A, Revenue Bond	4.250%	12/1/2019	Aaa	200,000	229,248
Cincinnati, Public Impt., Series A, G.O. Bond	5.000%	12/1/2017	Aa2	500,000	570,810
Cincinnati, Public Impt., Series B, G.O. Bond	4.250%	12/1/2017	Aa2	140,000	151,995
Cincinnati, Various Purposes Impt., Series A, G.O. Bond	2.000%	12/1/2014	Aa2	250,000	251,973
Cincinnati, Various Purposes Impt., Series B, G.O. Bond	1.500%	12/1/2014	Aa2	360,000	362,084
Cincinnati, Various Purposes Impt., Series C, G.O. Bond	5.000%	12/1/2015	Aa2	300,000	320,139
Cincinnati, Various Purposes Impt., Series C, G.O. Bond	4.250%	12/1/2017	Aa2	150,000	167,025
Cleveland Department of Public Utilities Division of Water, Series A, Revenue Bond	5.000%	1/1/2019	Aa2	235,000	273,021
Cleveland Department of Public Utilities Division of Water, Series T, Revenue Bond	5.000%	1/1/2019	Aa1	370,000	431,272
Cleveland Department of Public Utilities Division of Water, Series W, Revenue Bond	5.000%	1/1/2016	Aa1	150,000	160,704
Cleveland Department of Public Utilities Division of Water, Series W, Revenue Bond	5.000%	1/1/2017	Aa1	100,000	111,125
Cleveland Department of Public Utilities, Division of Water, Series P, Revenue Bond	5.000%	1/1/2016	Aa1	600,000	642,066

The accompanying notes are an integral part of the financial statements.

3

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES (continued)

Cleveland Department of Public Utilities, Division of Water, Series P, Revenue Bond	5.000%	1/1/2017	Aa1	$365,000	$404,836
Cleveland, Public Impt., Revenue Bond	4.000%	11/15/2020	A1	220,000	246,613
Columbus City School District, Facilities Construction & Impt., G.O. Bond, AGM	5.000%	12/1/2018	Aa2	125,000	137,617
Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2026	Aa2	250,000	255,377
Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2032	Aa2	300,000	306,138
Columbus, Limited Tax, Public Impt., Prerefunded Balance, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa	250,000	250,035
Columbus, Limited Tax, Public Impt., Prerefunded Balance, Series 2, G.O. Bond	5.000%	7/1/2019	Aaa	895,000	895,125
Columbus, Limited Tax, Various Purposes Impt., Series B, G.O. Bond	4.000%	8/15/2017	Aaa	125,000	138,016
Columbus, Series 1, G.O. Bond	5.000%	7/1/2021	Aaa	300,000	364,008
Columbus, Various Purposes Impt., Series 2, G.O. Bond	4.000%	2/15/2017	Aaa	100,000	109,089
Columbus, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/15/2016	Aaa	105,000	116,875
Columbus, Various Purposes Impt., Series A, G.O. Bond	5.000%	9/1/2017	Aaa	250,000	284,080
Columbus, Various Purposes Impt., Series A, G.O. Bond	4.000%	2/15/2021	Aaa	500,000	569,330
Columbus, Various Purposes Impt., Series B, G.O. Bond	5.000%	9/1/2014	Aaa	400,000	403,304
Cuyahoga County, G.O. Bond	5.000%	12/1/2018	Aa1	250,000	292,157
Cuyahoga County, Limited Tax, Various Purposes Impt., Series A, G.O. Bond	4.000%	12/1/2018	Aa1	400,000	450,236
Cuyahoga County, Public Impt., Series A, G.O. Bond	5.000%	12/1/2020	Aa1	295,000	352,339
Delaware County Sanitary Sewer System, Sewer Impt., Revenue Bond	1.000%	12/1/2016	Aa2	255,000	258,782
Delaware County, Public Impt., Series A, G.O. Bond	4.000%	12/1/2015	Aa1	250,000	263,533
Delaware County, Series B, G.O. Bond	4.000%	12/1/2015	Aa1	200,000	210,826
Dublin City School District, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2017	Aa1	400,000	457,668
Fairfield City School District, G.O. Bond	3.000%	12/1/2016	Aa3	330,000	349,457
Fairfield City School District, G.O. Bond	5.000%	12/1/2020	Aa3	200,000	237,818
Fairfield Township, Public Impt., G.O. Bond, AGM	5.000%	12/1/2017	Aa2	290,000	308,934
Fairview Park City School District, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2029	Aa2	185,000	193,227
Fairview Park City School District, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2029	Aa2	130,000	135,806
Franklin County, G.O. Bond	4.000%	6/1/2017	Aaa	1,145,000	1,258,893
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2020	Aaa	100,000	116,120
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2027	Aaa	500,000	558,825

The accompanying notes are an integral part of the financial statements.

4

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES (continued)

Gahanna, Limited Tax, Public Impt., G.O. Bond, NATL	4.250%	12/1/2014	Aa1	$100,000	$101,711
Greater Cleveland Regional Transit Authority, Transit Impt., Revenue Bond	4.000%	12/1/2017	Aa2	100,000	110,581
Greater Cleveland Regional Transit Authority, Transit Impt., Revenue Bond	5.000%	12/1/2018	Aa2	200,000	233,348
Green, G.O. Bond	2.000%	12/1/2014	AA2	285,000	287,140
Greene County Water System, Series A, Revenue Bond, NATL	5.250%	12/1/2020	Aa2	100,000	119,142
Hamilton County Sewer System, Series A, Revenue Bond, NATL	5.000%	12/1/2019	Aa2	500,000	521,515
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	3.750%	12/1/2015	Aa2	200,000	210,034
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2020	Aa2	500,000	598,530
Hamilton County, Limited Tax, Riverfront Infrastructure, Parking Facility Impt., G.O. Bond	2.000%	12/1/2016	Aa2	200,000	207,090
Hamilton Local School District, Prerefunded Balance, G.O. Bond, AGM	4.500%	12/1/2033	A2	200,000	215,990
Hancock County, Various Purposes Impt., G.O. Bond, NATL	4.000%	12/1/2016	Aa2	200,000	210,072
Hilliard School District, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2021	Aa1	325,000	346,915
Hilliard, Limited Tax, Various Purposes Impt., G.O. Bond	3.000%	12/1/2018	Aa1	100,000	107,805
Huber Heights City School District, G.O. Bond	5.000%	12/1/2019	A1	300,000	353,334
Huber Heights, Various Purposes Impt., G.O. Bond, AGM	5.000%	6/1/2017	Aa2	115,000	129,484
Ironton City School District, Prerefunded Balance, G.O. Bond, NATL	4.250%	12/1/2028	A3	200,000	218,224
Kenston Local School District, School Impt., G.O. Bond	2.000%	12/1/2017	Aa1	100,000	103,512
Lakewood City School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2015	Aa2	225,000	229,840
Lakewood City School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2019	Aa2	705,000	720,165
Lakota Local School District, Butler County, G.O. Bond	5.000%	12/1/2019	Aa1	175,000	206,411
Loveland City School District, G.O. Bond, AGM	5.000%	12/1/2015	Aa2	300,000	319,875
Mahoning Valley Sanitary District, Revenue Bond, AGC	2.125%	12/1/2015	A3	100,000	102,556
Mentor, Public Impt., G.O. Bond	2.000%	12/1/2014	Aa1	200,000	201,484
Middleburg Heights, G.O. Bond	3.750%	12/1/2017	Aa1	100,000	109,989
Middletown, Various Purposes Impt., G.O. Bond, AGM	4.500%	12/1/2018	Aa3	100,000	113,081

The accompanying notes are an integral part of the financial statements.

5

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES (continued)

Middletown, Various Purposes Impt., G.O. Bond, AGM	5.000%	12/1/2021	Aa3	$230,000	$262,237
New Albany Plain Local School District, G.O. Bond, AGM	5.000%	12/1/2015	Aa1	150,000	159,937
Northeast Ohio Regional Sewer District, Sewer Impt., Revenue Bond	5.000%	11/15/2021	Aa1	750,000	898,590
Ohio State Turnpike Commission, Highway Impt., Series A, Revenue Bond	5.000%	2/15/2019	Aa3	375,000	438,784
Ohio State Turnpike Commission, Series A, Revenue Bond	3.250%	2/15/2016	Aa3	100,000	104,653
The Ohio State University, Series A, Prerefunded Balance, Revenue Bond	5.000%	12/1/2016	WR3	400,000	444,580
The Ohio State University, Series A, Prerefunded Balance, Revenue Bond	5.000%	12/1/2022	WR3	715,000	837,308
Ohio State Water Development Authority, Drinking Water, Prerefunded Balance, Series B, Revenue Bond	5.000%	12/1/2025	WR3	500,000	533,715
Ohio State Water Development Authority, Fresh Water, Revenue Bond	5.500%	12/1/2018	Aaa	100,000	119,445
Ohio State Water Development Authority, Fresh Water, Revenue Bond	5.500%	12/1/2021	Aaa	125,000	155,463
Ohio State Water Development Authority, Pollution Control, Series C, Revenue Bond	3.000%	12/1/2021	Aaa	300,000	320,904
Ohio State Water Development Authority, Pure Water, Prerefunded Balance, Series I, Revenue Bond, AMBAC	6.000%	12/1/2016	Aaa	20,000	21,311
Ohio State Water Development Authority, Revenue Bond	5.250%	12/1/2015	Aaa	200,000	214,368
Ohio State Water Development Authority, Revenue Bond	5.000%	6/1/2018	Aaa	350,000	405,430
Ohio State Water Development Authority, Revenue Bond	5.000%	12/1/2018	Aaa	100,000	117,288
Ohio State Water Development Authority, Series A, Revenue Bond	5.000%	6/1/2018	Aaa	100,000	115,837
Ohio State Water Development Authority, Series B-1, Revenue Bond	5.000%	12/1/2017	Aaa	125,000	143,113
Ohio State Water Development Authority, Sewer Impt., Series A, Revenue Bond	5.000%	6/1/2020	Aaa	450,000	536,594
Ohio State Water Development Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond	5.000%	12/1/2023	AAA[2]	575,000	600,570
Ohio State, Public Impt., Series A, G.O. Bond	4.000%	5/1/2017	Aa1	120,000	131,398
Ohio State, Public Impt., Series A, G.O. Bond	3.000%	11/1/2019	Aa1	400,000	432,344
Ohio State, School Impt., Series A, Prerefunded Balance, G.O. Bond	5.000%	6/15/2018	Aa1	410,000	447,736
Ohio State, Series A, G.O. Bond	5.000%	9/15/2018	Aa1	225,000	262,141
Ohio State, Series A, G.O. Bond	5.000%	9/15/2021	Aa1	500,000	603,300

The accompanying notes are an integral part of the financial statements.

6

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES (continued)

Ohio State, Series B, G.O. Bond	5.000%	8/1/2019	Aa1	$175,000	$206,621
Ohio State, Series C, G.O. Bond	5.000%	9/15/2016	Aa1	305,000	336,147
Ohio State, University & College Impt., Series A, G.O. Bond	5.000%	2/1/2019	Aa1	150,000	175,247
Olentangy Local School District, Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2030	Aa1	100,000	108,992
Olentangy Local School District, School Impt., G.O. Bond	5.000%	12/1/2019	Aa1	100,000	118,406
Olentangy Local School District, Series B, G.O. Bond	3.000%	12/1/2020	Aa1	115,000	124,114
Otsego Local School District, Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	4.300%	12/1/2016	Aa3	100,000	101,741
Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond	4.625%	8/1/2019	B1	235,000	227,999
Sandy Valley Local School District, Prerefunded Balance, G.O. Bond, XLCA	4.500%	12/1/2033	A2	100,000	107,995
Springboro Community City School District, G.O. Bond, AGM	5.250%	12/1/2018	Aa3	200,000	233,990
Springboro Sewer System, Revenue Bond	4.000%	6/1/2018	Aa3	100,000	110,458
Springboro, Limited Tax, Public Impt., G.O. Bond	3.250%	12/1/2014	Aa1	100,000	101,292
Springboro, Limited Tax, Public Impt., G.O. Bond	5.000%	12/1/2019	Aa1	100,000	115,189
Summit County, Series A, G.O. Bond, NATL	4.750%	12/1/2019	Aa1	120,000	131,852
Summit County, Various Purposes Impt., Series R, G.O. Bond, NATL	5.500%	12/1/2019	Aa1	100,000	120,954
Sylvania City School District, School Impt., G.O. Bond, AGC	5.000%	12/1/2020	Aa3	150,000	167,130
Sylvania City School District, School Impt., G.O. Bond, AGC	5.000%	12/1/2025	Aa3	270,000	299,349
Sylvania, Public Impt., G.O. Bond	2.000%	12/1/2014	AA2	300,000	302,211
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2018	Aa3	500,000	581,905
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3	500,000	590,395
Toledo, Limited Tax, Capital Impt., G.O. Bond	5.000%	12/1/2019	A2	275,000	320,158
Twinsburg City School District, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2018	Aa2	100,000	102,046
Vandalia, G.O. Bond, AMBAC	5.000%	12/1/2015	Aa2	235,000	239,672
Westerville, Various Purposes Impt., G.O. Bond	5.000%	12/1/2020	Aaa	100,000	120,120
Worthington City School District, G.O. Bond	4.000%	12/1/2018	Aa1	400,000	450,112

TOTAL MUNICIPAL BONDS
(Identified Cost $39,392,989)					39,662,507

The accompanying notes are an integral part of the financial statements.

7

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)
SHORT-TERM INVESTMENT - 4.8%

Dreyfus AMT - Free Municipal Reserves - Class R
(Identified Cost $2,029,869)	2,029,869	$2,029,869

TOTAL INVESTMENTS - 98.8%
(Identified Cost $41,422,858)		41,692,376
OTHER ASSETS, LESS LIABILITIES - 1.2%		500,661

NET ASSETS - 100%		$42,193,037

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1 Credit ratings from Moody’s (unaudited).

2 Credit ratings from S&P (unaudited).

3 Credit rating has been withdrawn. As of June 30, 2014, there is no rating available (unaudited).

The accompanying notes are an integral part of the financial statements.

8

Ohio Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2014 (unaudited)

ASSETS:

Investments, at value (identified cost $41,422,858) (Note 2)	$41,692,376
Receivable for fund shares sold	575,537
Interest receivable	264,933
Prepaid and other expenses	66

TOTAL ASSETS	42,532,912

LIABILITIES:

Accrued management fees (Note 3)	17,025
Accrued fund accounting and administration fees (Note 3)	6,568
Accrued transfer agent fees (Note 3)	409
Accrued directors’ fees (Note 3)	133
Payable for securities purchased	286,359
Other payables and accrued expenses	29,381

TOTAL LIABILITIES	339,875

TOTAL NET ASSETS	$42,193,037

NET ASSETS CONSIST OF:

Capital stock	$39,633
Additional paid-in-capital	41,623,521
Undistributed net investment income	49,848
Accumulated net realized gain on investments	210,517
Net unrealized appreciation on investments	269,518

TOTAL NET ASSETS	$42,193,037

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($42,193,037/3,963,251 shares)	$10.65

The accompanying notes are an integral part of the financial statements.

9

Ohio Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:

Interest	$299,186
Dividends	21

Total Investment Income	299,207

EXPENSES:

Management fees (Note 3)	102,387
Fund accounting and administration fees (Note 3)	24,693
Chief Compliance Officer service fees (Note 3)	1,347
Transfer agent fees (Note 3)	1,273
Directors’ fees (Note 3)	294
Audit fees	13,307
Custodian fees	988
Miscellaneous	9,550

Total Expenses	153,839

NET INVESTMENT INCOME	145,368

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments	181,900
Net change in unrealized appreciation on investments	204,822

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	386,722

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$532,090

The accompanying notes are an integral part of the financial statements.

10

Ohio Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE YEAR ENDED 12/31/13
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$145,368	$522,799
Net realized gain on investments	181,900	316,663
Net change in unrealized appreciation (depreciation) on investments	204,822	(1,491,577)

Net increase (decrease) from operations	532,090	(652,115)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(118,709)	(511,472)
From net realized gain on investments	—	(289,491)

Total distributions to shareholders	(118,709)	(800,963)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	1,586,625	2,897,156

Net increase in net assets	2,000,006	1,444,078

NET ASSETS:

Beginning of period	40,193,031	38,748,953

End of period (including undistributed net investment income of $49,848 and $23,189, respectively)	$42,193,037	$40,193,031

The accompanying notes are an integral part of the financial statements.

11

Ohio Tax Exempt Series

Financial Highlights

	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	6/30/14 (UNAUDITED)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.54	$10.93	$10.77	$10.30	$10.62	$9.82

Income (loss) from investment operations:
Net investment income[1]	0.04	0.14	0.16	0.26	0.35	0.36
Net realized and unrealized gain (loss) on investments	0.10	(0.31)	0.17	0.62	(0.33)	0.91

Total from investment operations	0.14	(0.17)	0.33	0.88	0.02	1.27

Less distributions to shareholders:
From net investment income	(0.03)	(0.14)	(0.17)	(0.25)	(0.34)	(0.37)
From net realized gain on investments	—	(0.08)	— [2]	(0.16)	—	(0.10)

Total distributions to shareholders	(0.03)	(0.22)	(0.17)	(0.41)	(0.34)	(0.47)

Net asset value - End of period	$10.65	$10.54	$10.93	$10.77	$10.30	$10.62

Net assets - End of period (000’s omitted)	$42,193	$40,193	$38,749	$37,676	$34,370	$24,875

Total return[3]	1.33%	(1.59%)	3.09%	8.65%	0.14%	13.09%
Ratios (to average net assets)/
Supplemental Data:
Expenses*	0.75%[4]	0.78%	0.76%	0.80%	0.85%	0.85%
Net investment income	0.71%[4]	1.34%	1.45%	2.41%	3.25%	3.39%
Portfolio turnover	28%	27%	9%	60%	0%[5]	11%

* For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	N/A	N/A	0.00%[6]	0.03%

1 Calculated based on average shares outstanding during the periods.

2 Less than $0.01 per share.

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4 Annualized.

5 Less than 1%.

6 Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

12

Ohio Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

Ohio Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and Ohio State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2014, 10.6 billion shares have been designated in total among 42 series, of which 100 million have been designated as Ohio Tax Exempt Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

Ohio Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$39,662,507	$—	$39,662,507	$—
Mutual fund	2,029,869	2,029,869	—	—

Total assets	$41,692,376	$2,029,869	$39,662,507	$—

There were no Level 3 securities held by the Series as of December 31, 2013 or June 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2014.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2014, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2010 through December 31, 2013. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

14

Ohio Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. An Audit Committee Chair, who receives an additional annual stipend for this role, was appointed to the Fund.

The Advisor has contractually agreed, until at least April 30, 2015, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2014. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

15

Ohio Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended June 30, 2014, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $14,926,197 and $10,632,615, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Ohio Tax Exempt Series were:

	FOR THE SIX MONTHS ENDED 6/30/14		FOR THE YEAR ENDED 12/31/13
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	385,642	$4,102,731	537,320	$5,770,496
Reinvested	10,879	115,721	74,001	786,180
Repurchased	(247,980)	(2,631,827)	(341,124)	(3,659,520)

Total	148,541	$1,586,625	270,197	$2,897,156

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2014.

7.	Concentration of Credit

The Series primarily invests in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of Ohio municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

16

Ohio Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2013 was as follows:

Ordinary income	$645
Tax exempt income	511,183
Long-term capital gains	289,135

At June 30, 2014, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$41,422,858
Unrealized appreciation	352,450
Unrealized depreciation	(82,932)

Net unrealized appreciation	$269,518

17

Ohio Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNOTE-6/14-SAR

MANNING & NAPIER

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2014

DIVERSIFIED TAX EXEMPT SERIES
www.manning-napier.com

Diversified Tax Exempt Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14-6/30/14
Actual	$1,000.00	$1,012.80	$2.79
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	$2.81

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.56%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Diversified Tax Exempt Series

Portfolio Composition as of June 30, 2014

(unaudited)

Top Ten States[4]
Florida	7.8%
Texas	7.4%
Washington	6.4%
New York	5.5%
North Carolina	5.5%
Pennsylvania	4.9%
Georgia	4.1%
Tennessee	4.0%
Nebraska	3.3%
Arizona	3.2%

4 As a percentage of total investments.

2

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS - 95.8%

ALASKA - 0.2%

Alaska Municipal Bond Bank Authority, Series 2, Revenue Bond	5.000%	9/1/2022	Aa2	$500,000	$590,550

ARIZONA - 3.2%

Mesa, Utility System, Revenue Bond, NATL	5.000%	7/1/2019	Aa2	2,000,000	2,353,060
Pima County Sewer System, Series A, Revenue Bond	5.000%	7/1/2019	AA2	1,000,000	1,176,530
Pima County Sewer System, Series B, Revenue Bond	5.000%	7/1/2020	AA2	1,400,000	1,663,494
Salt River Project Agricultural Impt. & Power District, Series A, Revenue Bond	5.000%	12/1/2018	Aa1	1,340,000	1,569,756
Salt River Project Agricultural Impt. & Power District, Series B, Revenue Bond	4.000%	1/1/2018	Aa1	1,000,000	1,109,950
Salt River Project Agricultural Impt. & Power District, Series B, Revenue Bond	5.000%	12/1/2020	Aa1	400,000	478,824
Tucson Water System, Revenue Bond, NATL	4.000%	7/1/2016	Aa2	1,000,000	1,073,830
Tucson Water System, Series A, Revenue Bond	5.000%	7/1/2018	Aa2	1,400,000	1,622,180
Yavapai County Industrial Development Authority, Northern Arizona Healthcare System, Revenue Bond	5.000%	10/1/2020	AA2	460,000	541,530

					11,589,154

ARKANSAS - 0.6%

Arkansas State, G.O. Bond	4.000%	8/1/2014	Aa1	2,340,000	2,347,862

COLORADO - 2.3%

Boulder Water & Sewer, Revenue Bond	5.000%	12/1/2019	Aa1	1,500,000	1,785,570
Colorado Springs Utilities System, Series C-1, Revenue Bond	5.000%	11/15/2019	Aa2	2,435,000	2,882,845
Denver Wastewater Management Division Department of Public Works, Revenue Bond	4.000%	11/1/2020	Aa2	1,500,000	1,712,790
Platte River Power Authority, Series GG, Revenue Bond, AGM	5.000%	6/1/2018	Aa2	1,210,000	1,397,078
Southlands Metropolitan District No. 1, Water Utility Impt., Prerefunded Balance, G.O. Bond	7.125%	12/1/2034	AA2	500,000	514,625

					8,292,908

CONNECTICUT - 0.1%

Connecticut Municipal Electric Energy Cooperative, Series A, Revenue Bond	4.000%	1/1/2017	Aa3	420,000	455,309

The accompanying notes are an integral part of the financial statements.

3

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

DELAWARE - 0.9%

Delaware State, Public Impt., G.O. Bond	5.000%	3/1/2015	Aaa	$1,710,000	$1,765,780
New Castle County, Public Impt., Prerefunded Balance, Series A, G.O. Bond	4.250%	7/15/2026	Aaa	1,265,000	1,318,206

					3,083,986

DISTRICT OF COLUMBIA - 1.8%

District of Columbia Water & Sewer Authority, Series A, Revenue Bond, AGC	5.000%	10/1/2017	Aa3	400,000	453,552
District of Columbia Water & Sewer Authority, Series A, Revenue Bond, AGC	5.000%	10/1/2019	Aa3	1,000,000	1,162,660
District of Columbia Water & Sewer Authority, Water Utility Impt., Series A, Revenue Bond	5.000%	10/1/2018	Aa3	1,000,000	1,160,440
District of Columbia Water & Sewer Authority, Water Utility Impt., Series A, Revenue Bond, AGM	6.000%	10/1/2014	Aa2	1,500,000	1,522,335
District of Columbia, Public Impt., Prerefunded Balance, Series A, G.O. Bond, AMBAC	5.000%	6/1/2017	Aa2	2,000,000	2,088,540

					6,387,527

FLORIDA - 7.7%

Cape Coral, Water Utility Impt., Special Assessment, NATL	4.500%	7/1/2021	A2	1,795,000	1,883,386
Charlotte County Utility System Revenue, Revenue Bond, AGM	4.100%	10/1/2021	Aa3	900,000	960,633
Daytona Beach Utility System, Revenue Bond, AGM .	5.000%	11/1/2019	A2	1,010,000	1,181,145
Florida State Department of Transportation, Series B, G.O. Bond	6.375%	7/1/2014	Aa1	1,000,000	1,000,170
Florida’s Turnpike Enterprise, Series A, Revenue Bond	5.000%	7/1/2017	Aa3	1,000,000	1,128,830
Florida’s Turnpike Enterprise, Series C, Revenue Bond	5.000%	7/1/2019	Aa3	920,000	1,083,870
Fort Lauderdale, Water & Sewer, Revenue Bond	5.000%	9/1/2020	Aa1	1,545,000	1,837,685
Fort Myers Utility System, Utility Impt., Revenue Bond	5.000%	10/1/2019	Aa3	785,000	926,080
JEA Electric System, Series B, Revenue Bond	5.000%	10/1/2015	Aa3	1,000,000	1,060,480
JEA Electric System, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	2,000,000	2,353,880
JEA Electric System, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	1,500,000	1,765,410
JEA Electric System, Series C, Revenue Bond	3.000%	10/1/2017	Aa3	1,085,000	1,164,010
Miami-Dade County, Water & Sewer System, Series B, Revenue Bond, AGM	5.250%	10/1/2019	Aa3	500,000	592,265
Miami-Dade County, Water & Sewer System, Series C, Revenue Bond, BHAC	5.000%	10/1/2015	Aa1	700,000	741,146

The accompanying notes are an integral part of the financial statements.

4

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

FLORIDA (continued)

Orlando Utilities Commission, Prerefunded Balance, Revenue Bond	5.250%	10/1/2014	Aa2	$650,000	$658,431
Orlando Utilities Commission, Revenue Bond	5.000%	10/1/2019	Aa2	740,000	814,289
Orlando Utilities Commission, Series A, Revenue Bond	4.000%	10/1/2017	Aa2	400,000	442,236
Orlando Utilities Commission, Series B, Revenue Bond	5.000%	10/1/2018	Aa2	1,175,000	1,369,380
Orlando Utilities Commission, Series C, Revenue Bond	5.000%	10/1/2016	Aa2	1,000,000	1,103,050
Orlando-Orange County Expressway Authority, Revenue Bond	5.000%	7/1/2018	A2	675,000	778,957
Orlando-Orange County Expressway Authority, Revenue Bond	5.000%	7/1/2019	A2	500,000	586,940
Orlando-Orange County Expressway Authority, Series B, Revenue Bond	5.000%	7/1/2020	A2	1,165,000	1,378,789
Port St. Lucie Utility System, Revenue Bond, AGC	5.000%	9/1/2017	A1	1,730,000	1,955,540
South Miami Health Facilities Authority, Baptist Health South Florida Group, Revenue Bond	5.000%	8/15/2018	Aa2	500,000	560,575
Tampa, BayCare Health System, Revenue Bond	5.000%	11/15/2018	Aa2	500,000	580,625

					27,907,802

GEORGIA - 4.1%

Atlanta, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2017	Aa3	1,000,000	1,135,710
Atlanta, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2019	Aa3	1,160,000	1,364,346
Augusta Water & Sewerage, Revenue Bond, AGM	5.000%	10/1/2016	Aa3	1,050,000	1,157,951
Catoosa County School District, School Impt., G.O. Bond	4.000%	8/1/2014	AA2	1,000,000	1,003,330
DeKalb County, Water & Sewerage, Revenue Bond	5.000%	10/1/2019	Aa3	500,000	585,985
DeKalb County, Water & Sewerage, Series A, Revenue Bond	5.000%	10/1/2018	Aa3	1,585,000	1,833,576
Fulton County Water & Sewerage, Revenue Bond	5.000%	1/1/2017	Aa3	1,000,000	1,110,460
Fulton County Water & Sewerage, Revenue Bond	5.000%	1/1/2019	Aa3	1,200,000	1,397,004
Madison, Water & Sewer, Prerefunded Balance, Revenue Bond, AMBAC	4.625%	7/1/2030	WR3	1,000,000	1,066,210
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2	1,500,000	1,754,010
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2	500,000	584,670
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2019	A1	485,000	570,166

The accompanying notes are an integral part of the financial statements.

5

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

GEORGIA (continued)

Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2020	A1	$1,000,000	$1,182,540

					14,745,958

HAWAII - 1.6%

Hawaii State, Series DG, G.O. Bond, AMBAC	5.000%	7/1/2014	Aa2	500,000	500,070
Hawaii State, Series DT, G.O. Bond	5.000%	11/1/2014	Aa2	550,000	559,042
Honolulu County, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2020	Aa3	1,000,000	1,166,000
Honolulu County, Sewer Impt., Series B, Revenue Bond	5.000%	7/1/2020	Aa2	2,320,000	2,762,494
Honolulu County, Water Utility Impt., Prerefunded Balance, G.O. Bond, FGIC	6.000%	12/1/2014	Aa1	750,000	768,367

					5,755,973

ILLINOIS - 1.7%

Central Lake County Joint Action Water Agency, Revenue Bond	4.000%	5/1/2018	Aa2	750,000	833,280
Central Lake County Joint Action Water Agency, Revenue Bond	4.000%	5/1/2019	Aa2	760,000	851,329
Illinois Municipal Electric Agency, Series A, Revenue Bond, NATL	5.250%	2/1/2019	A1	2,790,000	3,102,536
Illinois State Toll Highway Authority, Series A, Revenue Bond	5.000%	12/1/2019	Aa3	1,000,000	1,183,300

					5,970,445

INDIANA - 3.2%

Avon Community School Building Corp., Revenue Bond, AMBAC	4.250%	7/15/2018	A2	1,450,000	1,575,875
Fort Wayne Waterworks, Water Utility Impt., Revenue Bond	2.000%	12/1/2020	Aa3	745,000	734,235
Indiana Finance Authority, Beacon Health System, Series A, Revenue Bond	5.000%	8/15/2017	AA2	500,000	562,290
Indiana Municipal Power Agency, Series A, Revenue Bond	5.000%	1/1/2019	A1	2,540,000	2,946,121
Indiana Municipal Power Agency, Series A, Revenue Bond	4.000%	1/1/2020	A1	750,000	836,077
Lafayette, Sewage Works, Revenue Bond	4.000%	7/1/2017	AA2	500,000	548,630
Lafayette, Sewage Works, Sewer Impt., Revenue Bond	3.000%	1/1/2017	AA2	470,000	497,979

The accompanying notes are an integral part of the financial statements.

6

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

INDIANA (continued)

Lafayette, Sewage Works, Sewer Impt., Revenue Bond	3.000%	7/1/2018	AA2	$475,000	$510,245
Shelbyville Central Renovation School Building Corp., Prerefunded Balance, School Impt., Revenue Bond, NATL	5.000%	7/15/2018	A3	3,000,000	3,150,240

					11,361,692

KANSAS - 2.5%

Kansas Development Finance Authority, Series D, Revenue Bond	5.000%	11/15/2020	Aa2	500,000	575,045
Kansas Turnpike Authority, Series A, Revenue Bond	5.000%	9/1/2019	AA2	2,965,000	3,490,457
Topeka Combined Utility Revenue, Series A, Revenue Bond	4.000%	8/1/2019	Aa3	845,000	946,949
Wichita, Water & Sewer Utility, Series A, Revenue Bond	5.000%	10/1/2017	AA2	2,000,000	2,269,140
Wyandotte County-Kansas City Unified Government Utility System, Water Utility Impt., Series A, Revenue Bond	5.000%	9/1/2020	A3	1,495,000	1,752,125

					9,033,716

KENTUCKY - 0.2%

Kentucky Turnpike Authority, Series A, Revenue Bond	5.000%	7/1/2019	Aa2	500,000	587,735

LOUISIANA - 1.0%

Caddo Parish Parishwide School District, Prerefunded Balance, G.O. Bond, NATL	4.350%	3/1/2026	Aa2	660,000	678,381
Caddo Parish Parishwide School District, Prerefunded Balance, G.O. Bond, NATL	4.375%	3/1/2027	Aa2	1,090,000	1,120,553
New Orleans, Water Revenue, Revenue Bond	5.000%	12/1/2020	BBB[2]	1,700,000	1,954,898

					3,753,832

MAINE - 0.5%

Falmouth, School Impt., G.O. Bond	2.000%	11/15/2014	Aa1	1,000,000	1,006,790
Maine Municipal Bond Bank, Various Purposes Impt., Series E, Revenue Bond	4.000%	11/1/2021	Aa2	570,000	644,077

					1,650,867

MARYLAND - 2.2%

Frederick County, Series C, G.O. Bond	4.000%	12/1/2014	Aa1	1,410,000	1,433,068

The accompanying notes are an integral part of the financial statements.

7

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

MARYLAND (continued)

Maryland Health & Higher Educational Facilities Authority, Revenue Bond	5.000%	7/1/2019	A2	$500,000	$576,475
Maryland State, Public Impt., Second Series, G.O. Bond	5.000%	7/15/2014	Aaa	1,000,000	1,002,040
Maryland State, Public Impt., Series A, G.O. Bond	5.250%	3/1/2017	Aaa	1,000,000	1,125,250
Maryland State, Public Impt., Series A, G.O. Bond	5.000%	8/1/2017	Aaa	2,990,000	3,389,673
Prince George’s County, Public Impt., Series A, G.O. Bond	4.000%	9/15/2014	Aaa	550,000	554,471

					8,080,977

MASSACHUSETTS - 2.1%

Boston, Public Impt., Series A, G.O. Bond	5.000%	1/1/2015	Aaa	500,000	512,260
Commonwealth of Massachusetts, Prerefunded Balance, Series D, G.O. Bond, AGM	5.000%	12/1/2023	Aa1	1,000,000	1,020,300
Commonwealth of Massachusetts, Public Impt., Prerefunded Balance, Series A, G.O. Bond, AGM	5.000%	3/1/2021	Aa1	500,000	515,980
Commonwealth of Massachusetts, Public Impt., Series E, G.O. Bond	5.000%	12/1/2016	Aa1	500,000	555,425
Commonwealth of Massachusetts, Series D, G.O. Bond	5.250%	10/1/2014	Aa1	1,000,000	1,013,100
Hanover, Public Impt., G.O. Bond	3.000%	5/15/2015	Aa2	910,000	932,122
Massachusetts Health & Educational Facilities Authority, Series G, Revenue Bond	5.000%	7/1/2018	Aa2	600,000	673,302
Massachusetts Municipal Wholesale Electric Co., Project Number 6, Revenue Bond	5.000%	7/1/2017	A3	590,000	664,316
Massachusetts Municipal Wholesale Electric Co., Revenue Bond	5.000%	7/1/2016	A3	1,000,000	1,090,190
Massachusetts Municipal Wholesale Electric Co., Series A, Revenue Bond	5.000%	7/1/2015	A2	500,000	524,240

					7,501,235

MICHIGAN - 0.6%

Ann Arbor Sewage Disposal System, Revenue Bond	3.000%	7/1/2020	AA2	1,000,000	1,077,460
Grand Rapids, Water Supply System, Revenue Bond	5.000%	1/1/2018	Aa2	550,000	627,176
West Ottawa Public Schools, Series I, G.O. Bond	5.000%	5/1/2019	Aa2	400,000	462,848

					2,167,484

MINNESOTA - 1.4%

Hennepin County, Series B, G.O. Bond	4.000%	12/1/2014	Aaa	1,000,000	1,016,360

The accompanying notes are an integral part of the financial statements.

8

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

MINNESOTA (continued)

Minnesota Agricultural & Economic Development Board, Series C-1, Revenue Bond, AGC	5.000%	2/15/2016	AA2	$540,000	$576,677
Minnesota Municipal Power Agency, Series A, Revenue Bond	5.000%	10/1/2018	A3	2,130,000	2,457,360
Minnesota State, Series C, G.O. Bond	5.000%	8/1/2014	Aa1	1,000,000	1,004,220
Western Minnesota Municipal Power Agency, Prerefunded Balance, Revenue Bond	6.625%	1/1/2016	Aaa	65,000	68,770

					5,123,387

MISSOURI - 3.1%

Kansas City, Sanitary Sewer System, Revenue Bond	4.000%	1/1/2017	Aa2	2,155,000	2,340,115
Kansas City, Sanitary Sewer System, Series A, Revenue Bond	2.000%	1/1/2018	Aa2	2,425,000	2,519,333
Kansas City, Sanitary Sewer System, Series A, Revenue Bond	4.000%	1/1/2019	Aa2	2,465,000	2,763,191
Missouri Housing Development Commission, Series A, Revenue Bond	1.600%	11/1/2019	AA2	300,000	300,603
Missouri Joint Municipal Electric Utility Commission, Series A, Revenue Bond, AMBAC	5.000%	1/1/2021	A3	1,535,000	1,677,602
Missouri State Health & Educational Facilities Authority, Revenue Bond	5.000%	1/1/2020	Aa2	725,000	853,513
Missouri State, Series A, G.O. Bond	5.000%	10/1/2014	Aaa	830,000	840,309

					11,294,666

NEBRASKA - 3.3%

Lincoln Electric System, Revenue Bond	5.000%	9/1/2021	AA2	2,000,000	2,409,180
Municipal Energy Agency of Nebraska, Series A, Revenue Bond	5.000%	4/1/2018	A2	630,000	719,088
Nebraska Public Power District, Series A, Revenue Bond	5.000%	1/1/2019	A1	500,000	583,040
Nebraska Public Power District, Series B, Revenue Bond	3.000%	1/1/2016	A1	905,000	942,304
Nebraska Public Power District, Series B, Revenue Bond	5.000%	1/1/2019	A1	600,000	680,412
Nebraska Public Power District, Series B, Revenue Bond	5.000%	1/1/2020	A1	1,000,000	1,176,110
Nebraska Public Power District, Series C, Revenue Bond	5.000%	1/1/2018	A1	2,160,000	2,467,109
Omaha Public Power District, Series B, Revenue Bond	3.000%	2/1/2018	Aa2	600,000	645,234
Omaha Public Power District, Series C, Revenue Bond	5.000%	2/1/2018	Aa2	675,000	773,455
The accompanying notes are an integral part of the financial statements.

9

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

NEBRASKA (continued)

Omaha Public Power District, Series C, Revenue Bond	5.000%	2/1/2019	Aa2	$1,265,000	$1,477,292

					11,873,224

NEW HAMPSHIRE - 1.5%

New Hampshire State Turnpike System, Series B, Revenue Bond	5.000%	2/1/2020	A1	1,000,000	1,172,350
New Hampshire State, Public Impt., Series B, G.O. Bond	5.000%	2/1/2015	Aa1	2,000,000	2,057,260
New Hampshire State, Series A, G.O. Bond, NATL	5.000%	10/15/2014	Aa1	1,500,000	1,521,495
Portsmouth, Public Impt., G.O. Bond	2.500%	5/15/2015	Aa1	820,000	836,138

					5,587,243

NEW JERSEY - 0.8%

New Jersey Health Care Facilities Financing Authority, Kennedy Health System, Revenue Bond .	2.000%	7/1/2018	A3	455,000	468,463
New Jersey State Turnpike Authority, Series A, Revenue Bond	3.000%	1/1/2016	A3	1,100,000	1,142,306
New Jersey State Turnpike Authority, Series B, Revenue Bond	5.000%	1/1/2019	A3	1,000,000	1,155,620

					2,766,389

NEW YORK - 5.5%

Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2017	A2	1,145,000	1,305,426
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2018	A2	725,000	843,842
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A2	1,315,000	1,549,767
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2	1,000,000	1,157,230
New York City Transitional Finance Authority, Future Tax Secured, Subseries C, Revenue Bond	5.000%	11/1/2018	Aa1	1,000,000	1,169,750
New York City Transitional Finance Authority, Future Tax Secured, Subseries F-1, Revenue Bond	5.000%	5/1/2019	Aa1	2,565,000	3,019,005
New York City Water & Sewer System, Prerefunded Balance, Series EE, Revenue Bond	5.000%	6/15/2017	Aa2	2,530,000	2,855,915
New York State Dormitory Authority, Series 1, Revenue Bond	4.000%	7/1/2020	Aa3	420,000	475,423
New York State Thruway Authority Highway & Bridge Trust Fund, Series B, Revenue Bond	5.000%	4/1/2019	AA2	2,135,000	2,489,068

The accompanying notes are an integral part of the financial statements.

10

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

NEW YORK (continued)

New York State Thruway Authority, Highway Impt., Series H, Revenue Bond, NATL	5.000%	1/1/2017	A2	$600,000	$666,114
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2	1,000,000	1,115,860
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	4.000%	11/15/2018	Aa3	500,000	562,050
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2017	Aa3	575,000	656,598
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2019	Aa3	725,000	819,765
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2020	Aa3	920,000	1,100,228

					19,786,041

NORTH CAROLINA - 5.5%

Cape Fear Public Utility Authority, Sewer Impt., Revenue Bond	5.000%	8/1/2019	Aa2	1,240,000	1,428,802
Charlotte, G.O. Bond	5.000%	8/1/2014	Aaa	750,000	753,165
Charlotte, Water & Sewer System, Revenue Bond	5.000%	12/1/2020	Aaa	1,400,000	1,684,368
The Charlotte-Mecklenburg Hospital Authority, Series A, Revenue Bond	5.000%	1/15/2017	Aa3	415,000	460,235
Concord, Utilities Systems, Revenue Bond, AGC	4.000%	12/1/2017	Aa2	880,000	977,574
Forsyth County, G.O. Bond	3.000%	3/1/2015	Aaa	1,000,000	1,019,240
Mecklenburg County, Public Impt., Prerefunded Balance, Series A, G.O. Bond	5.000%	2/1/2018	Aaa	5,855,000	6,532,892
North Carolina Eastern Municipal Power Agency, Series A, Revenue Bond, AGC	5.250%	1/1/2019	A3	1,265,000	1,443,023
North Carolina Medical Care Commission, Moses Cone Health System, Revenue Bond	5.000%	10/1/2020	AA2	580,000	676,019
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.250%	1/1/2017	A2	1,000,000	1,114,280
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2018	A2	2,000,000	2,273,960
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2020	A2	400,000	467,460
Wake County, School Impt., G.O. Bond	5.000%	3/1/2015	Aaa	890,000	919,032

					19,750,050

NORTH DAKOTA - 0.1%

Fargo, Health System, Revenue Bond	5.500%	11/1/2016	A1	450,000	500,436

The accompanying notes are an integral part of the financial statements.

11

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

OHIO - 2.7%

American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond	5.250%	2/15/2023	A1	$450,000	$508,675
American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond,	5.000%	2/15/2016	A1	1,150,000	1,235,065
Northeast Ohio Regional Sewer District, Sewer Impt., Revenue Bond, NATL	5.000%	11/15/2018	Aa1	1,000,000	1,119,480
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2019	Aa3	2,205,000	2,629,485
Toledo Water System, Revenue Bond	3.000%	11/15/2017	Aa3	1,000,000	1,071,560
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2018	Aa3	1,175,000	1,367,477
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3	1,010,000	1,192,598
Toledo, Capital Impt., G.O. Bond	5.000%	12/1/2020	A2	610,000	712,809

					9,837,149

OKLAHOMA - 1.1%

Oklahoma Development Finance Authority, Series C, Revenue Bond	5.000%	8/15/2018	Aa3	500,000	574,615
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2020	Aa3	2,750,000	3,246,980

					3,821,595

OREGON - 1.6%

Medford Hospital Facilities Authority, Asante Health System, Revenue Bond, AGM	5.000%	8/15/2019	AA2	440,000	509,278
Oregon State Housing & Community Services Department, Series A, Revenue Bond	1.950%	7/1/2020	Aa2	230,000	230,524
Portland Sewer System, Series A, Revenue Bond	5.000%	6/15/2018	Aa2	1,395,000	1,614,587
Portland Sewer System, Series A, Revenue Bond	5.000%	8/1/2019	Aa3	1,285,000	1,515,105
Portland Water System, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond, NATL	4.500%	10/1/2031	Aa1	550,000	600,974
Washington County Clean Water Services, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2021	Aa2	1,015,000	1,217,695

					5,688,163

PENNSYLVANIA - 4.9%

Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Revenue Bond	5.000%	8/15/2019	Aa3	640,000	747,610

The accompanying notes are an integral part of the financial statements.

12

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

PENNSYLVANIA (continued)

Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Revenue Bond	5.000%	5/15/2018	Aa3	$500,000	$570,365
Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bond	5.250%	12/1/2018	AA2	600,000	699,858
North Wales Water Authority, Series A, Revenue Bond	5.000%	11/1/2020	AA2	1,000,000	1,183,190
Pennsylvania Turnpike Commission, Series A, Revenue Bond, AGM	5.250%	7/15/2018	Aa3	615,000	713,812
Pennsylvania Turnpike Commission, Series A, Revenue Bond, AGM	5.250%	7/15/2019	Aa3	1,050,000	1,237,152
Pennsylvania Turnpike Commission, Series B, Revenue Bond	5.000%	12/1/2017	A1	2,440,000	2,778,135
Philadelphia, Water & Wastewater, Prerefunded Balance, Revenue Bond, NATL	5.600%	8/1/2018	AA2	20,000	23,152
Philadelphia, Water & Wastewater, Series A, Revenue Bond	5.000%	1/1/2018	A1	385,000	438,165
Philadelphia, Water & Wastewater, Series A, Revenue Bond, AGM	5.000%	6/15/2019	A1	1,000,000	1,170,270
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2017	A1	750,000	853,373
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2018	A1	1,370,000	1,589,680
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2022	A1	1,115,000	1,302,755
Philadelphia, Water & Wastewater, Series C, Revenue Bond, AGM	5.000%	8/1/2017	A1	1,000,000	1,130,600
Pittsburgh Water & Sewer Authority, Series A, Revenue Bond, AGM	5.000%	9/1/2018	A2	1,000,000	1,149,350
Pittsburgh Water & Sewer Authority, Series B, Revenue Bond, AGM	5.000%	9/1/2019	A2	1,000,000	1,160,970
Southcentral General Authority, Wellspan Health Obligated Group, Series A, Revenue Bond	5.625%	6/1/2018	Aa3	655,000	762,761

					17,511,198

PUERTO RICO - 0.5%

Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond	4.750%	8/1/2020	B1	625,000	596,337
Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond	4.375%	8/1/2020	B1	495,000	461,647
Puerto Rico Sales Tax Financing Corp., Unrefunded Balance, Public Impt., Series A, Revenue Bond	5.375%	8/1/2020	B1	600,000	590,058

					1,648,042

The accompanying notes are an integral part of the financial statements.

13

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

RHODE ISLAND - 0.3%

Rhode Island Clean Water Finance Agency, Series A, Revenue Bond, NATL	5.000%	10/1/2035	A3	$1,000,000	$1,000,700

SOUTH CAROLINA - 2.5%

Charleston, Waterworks & Sewer System, Revenue Bond	5.000%	1/1/2022	Aa1	530,000	628,633
Columbia, Waterworks & Sewer System, Revenue Bond	5.000%	2/1/2019	Aa1	475,000	554,487
South Carolina State Public Service Authority, Series A, Revenue Bond	4.000%	12/1/2017	A1	1,860,000	2,056,807
South Carolina State Public Service Authority, Series A, Revenue Bond, AMBAC	4.250%	1/1/2017	A1	1,550,000	1,689,516
South Carolina State Public Service Authority, Series B, Revenue Bond, NATL	5.000%	1/1/2019	A1	1,000,000	1,158,940
South Carolina State Public Service Authority, Series C, Revenue Bond	5.000%	12/1/2020	A1	1,000,000	1,184,380
South Carolina Transportation Infrastructure Bank, Series A, Revenue Bond	5.000%	10/1/2018	A1	685,000	794,436
South Carolina Transportation Infrastructure Bank, Series A, Revenue Bond, AMBAC	5.250%	10/1/2018	A1	700,000	819,077

					8,886,276

TENNESSEE - 3.9%

Clarksville City Water, Sewer & Gas, Revenue Bond .	5.000%	2/1/2019	Aa3	2,740,000	3,179,441
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2018	Aa2	410,000	457,281
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2019	Aa2	660,000	745,615
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2020	Aa2	685,000	777,626
Madison Suburban Utility District, Revenue Bond, AGM	5.000%	2/1/2019	A1	655,000	756,689
Memphis Electric System, Revenue Bond	5.000%	12/1/2018	Aa2	2,000,000	2,339,140
Metropolitan Government of Nashville & Davidson County, Revenue Bond	5.000%	7/1/2018	A1	750,000	865,830
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond	5.000%	7/1/2016	Aa3	750,000	818,123
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	4.000%	1/1/2018	Aa2	445,000	493,603
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	5.250%	1/1/2019	Aa2	1,505,000	1,770,678
Metropolitan Government of Nashville & Davidson County, Series B, Revenue Bond	5.000%	5/15/2016	AA2	400,000	434,892

The accompanying notes are an integral part of the financial statements.

14

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

TENNESSEE (continued)

Montgomery County, G.O. Bond	4.000%	4/1/2015	AA2	$1,000,000	$1,027,990
Williamson County, Series A, G.O. Bond	3.000%	3/1/2015	Aaa	550,000	560,511

					14,227,419

TEXAS - 7.3%

Austin Electric Utility, Revenue Bond	5.000%	11/15/2018	A1	750,000	873,203
Austin Electric Utility, Revenue Bond	5.000%	11/15/2020	A1	1,600,000	1,903,472
Austin Electric Utility, Revenue Bond, AGM	5.000%	11/15/2018	A1	500,000	565,500
Austin Electric Utility, Series A, Revenue Bond, AMBAC	5.500%	11/15/2016	A1	1,000,000	1,118,340
Austin Electric Utility, Series A, Revenue Bond, AMBAC	5.000%	11/15/2016	A1	600,000	663,930
Corpus Christi, Utility System, Revenue Bond	5.000%	7/15/2019	A1	2,400,000	2,806,416
Fort Worth, Water & Sewer System, Revenue Bond	5.000%	2/15/2020	Aa1	550,000	651,271
Frisco, Public Impt., G.O. Bond, AGM	5.000%	2/15/2015	Aa1	520,000	535,772
Harris County Cultural Education Facilities Finance Corp., Revenue Bond	4.000%	12/1/2019	A1	500,000	557,500
Harris County Flood Control District, Public Impt., Prerefunded Balance, Series A, G.O. Bond	5.250%	10/1/2018	Aaa	600,000	607,770
Houston, Public Impt., Series A, G.O. Bond	5.000%	3/1/2015	AA2	1,000,000	1,032,550
Houston, Utility System, Series A, Revenue Bond, AGM	5.250%	11/15/2017	Aa2	1,000,000	1,150,230
Houston, Utility System, Series C, Revenue Bond	5.000%	11/15/2018	Aa2	1,000,000	1,168,820
Houston, Utility System, Series D, Revenue Bond	4.000%	11/15/2017	AA2	525,000	582,036
Irving Waterworks & Sewer System, Water Utility Impt., Revenue Bond	4.000%	8/15/2018	Aa1	1,110,000	1,243,888
Lower Colorado River Authority, Series B, Revenue Bond	4.000%	5/15/2018	A1	1,250,000	1,383,937
North East Independent School District, School Impt., Prerefunded Balance, G.O. Bond	5.000%	8/1/2022	AAA[2]	550,000	552,315
North Texas Municipal Water District, Revenue Bond .	5.250%	9/1/2020	Aa2	2,000,000	2,430,200
San Antonio Water System, Revenue Bond	5.000%	5/15/2020	Aa1	1,000,000	1,188,590
San Antonio Water System, Series A, Revenue Bond	4.000%	5/15/2019	Aa1	1,675,000	1,889,065
San Marcos Consolidated Independent School District, School Impt., Prerefunded Balance, G.O. Bond	5.625%	8/1/2026	Aaa	475,000	477,251
Tarrant Regional Water District, Revenue Bond	5.000%	3/1/2017	AAA[2]	900,000	1,006,425
Texas Water Development Board, Series B, Prerefunded Balance, Revenue Bond	5.625%	7/15/2014	AAA[2]	2,000,000	2,004,600

					26,393,081

The accompanying notes are an integral part of the financial statements.

15

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

UTAH - 1.2%

Intermountain Power Agency, Series A, Revenue Bond	5.000%	7/1/2020	A1	$2,000,000	$2,278,440
Salt Lake City, Water Utility Impt., Revenue Bond	3.250%	2/1/2015	Aa1	400,000	407,120
Salt Lake County, Public Impt., Series A, G.O. Bond	4.000%	12/15/2014	Aaa	400,000	407,148
Utah State, Highway Impt., Series A, G.O. Bond	5.000%	7/1/2014	Aaa	460,000	460,064
Utah State, Highway Impt., Series A, G.O. Bond	3.000%	7/1/2015	Aaa	500,000	514,375
Utah State, Series A, G.O. Bond	5.000%	7/1/2014	Aaa	415,000	415,058

					4,482,205

VIRGINIA - 3.2%

Arlington County, Public Impt., Series B, G.O. Bond	4.000%	8/15/2014	Aaa	1,000,000	1,004,890
Chesterfield County, Public Impt., G.O. Bond	3.500%	1/1/2015	Aaa	1,000,000	1,016,980
Fairfax County Industrial Development Authority, Inova Health, Series C, Revenue Bond	5.000%	5/15/2018	Aa2	500,000	575,125
Fairfax County, Public Impt., Prerefunded Balance, Series A, G.O. Bond	4.000%	4/1/2017	Aaa	2,000,000	2,057,360
Norfolk Economic Development Authority, Sentara Healthcare, Series B, Revenue Bond	4.000%	11/1/2018	Aa2	400,000	446,028
Norfolk, Water Revenue, Revenue Bond	5.000%	11/1/2016	Aa2	1,075,000	1,189,401
Norfolk, Water Revenue, Revenue Bond	5.000%	11/1/2018	Aa2	725,000	846,611
Prince William County, Public Impt., Series A, G.O. Bond	3.000%	8/1/2014	Aaa	1,060,000	1,062,650
Richmond, Multiple Utility Impt., Series A, Revenue Bond	5.000%	1/15/2019	Aa2	1,000,000	1,163,280
Richmond, Public Impt., Series B, G.O. Bond, AGM	5.000%	7/15/2014	Aa2	670,000	671,367
Virginia Resources Authority, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2019	Aaa	1,290,000	1,531,888

					11,565,580

WASHINGTON - 6.3%

Benton County Public Utility District No. 1, Revenue Bond	5.000%	11/1/2018	Aa3	400,000	463,040
Everett, Water & Sewer, Revenue Bond	5.000%	12/1/2018	AA2	1,730,000	2,022,543
Everett, Water & Sewer, Revenue Bond	5.000%	12/1/2020	AA2	1,330,000	1,590,294
King County School District No. 411 Issaquah, Prerefunded Balance, Series A, G.O. Bond, AGM	5.250%	12/1/2018	Aaa	2,420,000	2,471,957
King County Sewer Revenue, Series B, Revenue Bond	5.000%	1/1/2020	Aa2	750,000	888,585
Seattle Municipal Light & Power, Series A, Revenue Bond	5.000%	6/1/2019	Aa2	1,675,000	1,969,817
Seattle Municipal Light & Power, Series B, Revenue Bond	4.000%	2/1/2016	Aa2	550,000	582,533

The accompanying notes are an integral part of the financial statements.

16

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

WASHINGTON (continued)

Seattle Municipal Light & Power, Series B, Revenue Bond	5.000%	2/1/2017	Aa2	$1,585,000	$1,765,753
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	5.000%	9/1/2021	Aa1	2,000,000	2,407,700
Snohomish County Public Utility District No. 1, Revenue Bond	5.000%	12/1/2016	Aa3	740,000	822,192
Tacoma, Water Revenue, Series A, Revenue Bond	4.000%	12/1/2018	Aa2	1,000,000	1,123,750
Washington Health Care Facilities Authority, Multicare Health System, Series A, Revenue Bond, AGC	4.000%	8/15/2016	Aa3	525,000	561,971
Washington Health Care Facilities Authority, Providence Health & Services, Series A, Revenue Bond	5.000%	10/1/2018	Aa3	475,000	547,893
Washington State, Correctional Facilities Impt., Series C, Prerefunded Balance, G.O. Bond, NATL .	5.000%	1/1/2027	Aa1	4,905,000	5,454,605

					22,672,633

WISCONSIN - 2.6%

Milwaukee Sewerage System, Sewer Impt., Series S1, Revenue Bond	5.000%	6/1/2021	Aa2	470,000	561,199
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit, Series A, Revenue Bond ..	5.000%	11/15/2018	Aa2	600,000	694,254
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Series A, Revenue Bond	4.000%	4/1/2017	AA2	565,000	611,228
Wisconsin Health & Educational Facilities Authority, ProHealth Care, Inc., Revenue Bond	3.000%	8/15/2019	A1	510,000	540,799
Wisconsin Public Power, Inc., Series A, Revenue Bond, AGM	5.000%	7/1/2016	A1	515,000	561,340
Wisconsin Public Power, Inc., Series A, Revenue Bond, AGM	5.250%	7/1/2020	A1	1,100,000	1,270,775
Wisconsin State, Public Impt., Prerefunded Balance, Series E, G.O. Bond, FGIC	5.000%	5/1/2019	Aa2	1,000,000	1,040,280
Wisconsin State, Public Impt., Series D, Prerefunded Balance, G.O. Bond	5.000%	5/1/2018	Aa2	400,000	434,268
WPPI Energy, Series A, Revenue Bond	4.000%	7/1/2017	A1	1,120,000	1,230,342
WPPI Energy, Series A, Revenue Bond	5.000%	7/1/2020	A1	2,000,000	2,362,020

					9,306,505

TOTAL MUNICIPAL BONDS (Identified Cost $343,096,683)					344,986,994

The accompanying notes are an integral part of the financial statements.

17

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 3.3%

Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $11,814,975)	11,814,975	$11,814,975

TOTAL INVESTMENTS - 99.1% (Identified Cost $354,911,658)		356,801,969
OTHER ASSETS, LESS LIABILITIES - 0.9%		3,262,048

NET ASSETS - 100%		$360,064,017

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGC (Assurance Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BHAC (Berkshire Hathaway Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of June 30, 2014, there is no rating available (unaudited).

The accompanying notes are an integral part of the financial statements.

18

Diversified Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2014 (unaudited)

ASSETS:

Investments, at value (identified cost $354,911,658) (Note 2)	$356,801,969
Interest receivable	4,581,103
Receivable for fund shares sold	1,103,447
Prepaid expenses	633

TOTAL ASSETS	362,487,152

LIABILITIES:

Accrued management fees (Note 3)	147,312
Accrued fund accounting and administration fees (Note 3)	17,608
Accrued Directors fees (Note 3)	1,348
Accrued transfer agent fees (Note 3)	660
Payable for securities purchased	1,944,953
Payable for fund shares repurchased	258,914
Other payables and accrued expenses	52,340

TOTAL LIABILITIES	2,423,135

TOTAL NET ASSETS	$360,064,017

NET ASSETS CONSIST OF:

Capital stock	$326,689
Additional paid-in-capital	357,858,416
Undistributed net investment income	779,721
Accumulated net realized loss on investments	(791,120)
Net unrealized appreciation on investments	1,890,311

TOTAL NET ASSETS	$360,064,017

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($360,064,017/32,668,902 shares)	$11.02

The accompanying notes are an integral part of the financial statements.

19

Diversified Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:

Interest	$2,295,273
Dividends	260

Total Investment Income	2,295,533

EXPENSES:

Management fees (Note 3)	873,664
Fund accounting and administration fees (Note 3)	54,286
Transfer agent fees (Note 3)	2,326
Directors’ fees (Note 3)	2,186
Chief Compliance Officer service fees (Note 3)	1,347
Custodian fees	6,383
Miscellaneous	43,216

Total Expenses	983,408

NET INVESTMENT INCOME	1,312,125

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss on investments	(265,162)
Net change in unrealized appreciation (depreciation) on investments	3,460,714

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	3,195,552

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,507,677

The accompanying notes are an integral part of the financial statements.

20

Diversified Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE YEAR ENDED 12/31/13
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,312,125	$3,938,992
Net realized gain (loss) on investments	(265,162)	4,579,179
Net change in unrealized appreciation (depreciation) on investments	3,460,714	(12,957,794)

Net increase (decrease) from operations	4,507,677	(4,439,623)

DISTRIBUTIONS TO SHAREHOLDERS (Note 7):

From net investment income	(974,026)	(3,761,243)
From net realized gain on investments	—	(6,070,344)

Total distributions to shareholders	(974,026)	(9,831,587)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	20,851,153	17,722,083

Net increase in net assets	24,384,804	3,450,873

NET ASSETS:

Beginning of period	335,679,213	332,228,340

End of period (including undistributed net investment income of $ 779,721 and $ 441,622, respectively)	$360,064,017	$335,679,213

The accompanying notes are an integral part of the financial statements.

21

Diversified Tax Exempt Series

Financial Highlights

	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	6/30/14 (UNAUDITED)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.91	$11.39	$11.28	$10.77	$11.17	$10.34

Income (loss) from investment operations:
Net investment income[1]	0.04	0.14	0.20	0.30	0.40	0.40
Net realized and unrealized gain (loss) on investments	0.10	(0.29)	0.14	0.58	(0.35)	0.90

Total from investment operations	0.14	(0.15)	0.34	0.88	0.05	1.30

Less distributions to shareholders:
From net investment income	(0.03)	(0.13)	(0.20)	(0.29)	(0.45)	(0.44)
From net realized gain on investments	—	(0.20)	(0.03)	(0.08)	— [2]	(0.03)

Total distributions to shareholders	(0.03)	(0.33)	(0.23)	(0.37)	(0.45)	(0.47)

Net asset value - End of period	$11.02	$10.91	$11.39	$11.28	$10.77	$11.17

Net assets - End of period (000’s omitted)	$360,064	$335,679	$332,228	$306,440	$276,970	$234,486

Total return[3]	1.28%	(1.28%)	3.01%	8.25%	0.41%	12.75%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.56%[4]	0.57%	0.57%	0.58%	0.58%	0.60%
Net investment income	0.75%[4]	1.21%	1.71%	2.67%	3.51%	3.65%
Portfolio turnover	16%	58%	9%	53%	3%	8%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	N/A	N/A	0.00%[5]	0.01%

1Calculated based on average shares outstanding during the periods.

2Less than $0.01 per share.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

22

Diversified Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

Diversified Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2014, 10.6 billion shares have been designated in total among 42 series, of which 100 million have been designated as Diversified Tax Exempt Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$344,986,994	$—	$344,986,994	$—
Mutual fund	11,814,975	11,814,975	—	—

Total assets	$356,801,969	$11,814,975	$344,986,994	$—

There were no Level 3 securities held by the Series as of December 31, 2013 or June 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2014.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2014, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2010 through December 31, 2013. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

24

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. An Audit Committee Chair, who receives an additional annual stipend for this role, was appointed to the Fund.

The Advisor has contractually agreed, until at least April 30, 2015, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2014. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

25

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended June 30, 2014, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $102,231,287 and $50,728,992 respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Diversified Tax Exempt Series were:

	FOR THE SIX MONTHS ENDED 6/30/14		FOR THE YEAR ENDED 12/31/13
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	4,315,367	$47,441,962	5,824,539	$65,237,733
Reinvested	82,133	903,739	864,398	9,521,121
Repurchased	(2,502,749)	(27,494,548)	(5,074,072)	(57,036,771)

Total	1,894,751	$20,851,153	1,614,865	$17,722,083

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2014.

7.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2013 were as follows:

Ordinary income	$130,708
Tax exempt income	3,737,163
Long-term capital gains	5,963,716

At June 30, 2014, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$354,911,658
Unrealized appreciation	2,481,313
Unrealized depreciation	(591,002)

Net unrealized appreciation	$1,890,311

26

Diversified Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDTE-6/14-SAR

NEW YORK TAX EXEMPT SERIES
www.manning-napier.com

New York Tax Exempt Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14-6/30/14
Actual	$1,000.00	$1,012.50	$2.94
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$2.96

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

New York Tax Exempt Series

Portfolio Composition as of June 30, 2014

(unaudited)

2

New York Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS - 95.3%

Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2016	AA2	$505,000	$558,479
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2018	AA2	1,295,000	1,509,517
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2019	AA2	1,125,000	1,327,568
Amherst Central School District, G.O. Bond	2.000%	8/1/2014	Aa3	500,000	500,745
Arlington Central School District, G.O. Bond	4.000%	12/15/2020	Aa2	400,000	456,848
Arlington Central School District, G.O. Bond	4.000%	12/15/2021	Aa2	300,000	342,468
Bay Shore Union Free School District, G.O. Bond	4.000%	8/15/2014	Aa3	510,000	512,356
Bay Shore Union Free School District, G.O. Bond	4.000%	1/15/2018	Aa3	1,175,000	1,299,115
Beacon, Public Impt., Series A, G.O. Bond	4.000%	8/15/2014	Aa3	400,000	401,816
Beacon, Public Impt., Series A, G.O. Bond	3.000%	10/1/2018	Aa3	675,000	729,445
Bedford Central School District, G.O. Bond	2.000%	10/15/2021	Aa1	500,000	502,595
Bedford, Public Impt., G.O. Bond	2.000%	6/15/2015	AAA[2]	275,000	279,977
Binghamton, G.O. Bond, AGM	5.000%	8/15/2017	A2	200,000	210,432
Binghamton, Public Impt., G.O. Bond, MAC	3.125%	1/15/2017	A2	400,000	424,192
Briarcliff Manor, Public Impt., Series A, G.O. Bond	2.000%	9/1/2014	Aa2	260,000	260,783
Briarcliff Manor, Public Impt., Series A, G.O. Bond	3.000%	2/1/2020	Aa2	265,000	287,104
Brookhaven, Public Impt., Series A, G.O. Bond	3.000%	2/1/2019	Aa2	1,385,000	1,504,276
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Series B, Revenue Bond, NATL	5.000%	9/1/2016	Aa1	525,000	552,253
Cattaraugus County, Highway Impt., G.O. Bond	2.000%	4/15/2019	A1	405,000	413,914
Chenango Valley Central School District, G.O. Bond, AGM	2.125%	6/15/2021	A2	500,000	487,835
Clarence Central School District, G.O. Bond	4.000%	5/15/2021	Aa2	250,000	282,415
Clarkstown Central School District, G.O. Bond	4.000%	10/15/2021	Aa2	500,000	560,790
Clarkstown, G.O. Bond	4.000%	5/15/2019	AAA[2]	375,000	422,925
Clarkstown, Public Impt., G.O. Bond	2.000%	10/15/2014	AAA[2]	675,000	678,679
Connetquot Central School District of Islip, G.O. Bond	4.000%	7/15/2014	Aa2	390,000	390,628
Copiague Union Free School District, G.O. Bond	2.000%	5/1/2015	Aa3	500,000	507,290
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2014	Aa2	235,000	237,881
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2015	Aa2	250,000	265,037
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2018	Aa2	640,000	726,234
Dutchess County, Public Impt., Prerefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa1	315,000	320,557
Dutchess County, Public Impt., Unrefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa2	360,000	365,839
East Islip Union Free School District, G.O. Bond	5.000%	6/15/2018	AA2	305,000	352,110
East Islip Union Free School District, Series A, G.O. Bond	4.000%	6/15/2015	AA2	345,000	357,206
Erie County Fiscal Stability Authority, Series A, Revenue Bond	4.125%	5/15/2018	Aa1	450,000	504,247

The accompanying notes are an integral part of the financial statements.

3

New York Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Erie County Fiscal Stability Authority, Series A, Revenue Bond	4.000%	3/15/2019	Aa1	$600,000	$675,840
Erie County Fiscal Stability Authority, Series C, Revenue Bond	5.000%	3/15/2018	Aa1	1,025,000	1,178,391
Erie County Water Authority, Revenue Bond	5.000%	12/1/2017	Aa2	300,000	341,901
Essex County, Public Impt., G.O. Bond	5.000%	5/1/2020	AA2	500,000	585,245
Gananda Central School District, G.O. Bond	3.000%	6/15/2019	AA2	250,000	265,620
Geneva, Public Impt., G.O. Bond	2.500%	2/1/2017	AA2	870,000	912,795
Greece Central School District, G.O. Bond, AGM	5.000%	6/15/2015	Aa3	500,000	523,315
Greece Central School District, G.O. Bond, AGM	4.000%	6/15/2019	Aa3	2,675,000	2,888,840
Greene County, Public Impt., G.O. Bond	3.000%	12/15/2014	Aa3	595,000	602,295
Hauppauge Union Free School District, G.O. Bond	3.000%	12/1/2014	Aa2	585,000	591,991
Hempstead, Public Impt., Series B, G.O. Bond	2.500%	8/1/2014	Aa1	280,000	280,580
Herricks Union Free School District, G.O. Bond	2.000%	11/1/2017	Aa2	420,000	436,922
Horseheads Central School District, G.O. Bond	2.000%	6/15/2015	Aa3	540,000	548,359
Huntington, Public Impt., G.O. Bond	3.000%	7/15/2015	Aaa	925,000	951,696
Iroquois Central School District, School Impt., G.O. Bond	2.000%	6/15/2021	Aa2	500,000	502,580
Ithaca City School District, G.O. Bond	3.000%	7/1/2014	AA2	675,000	675,054
Ithaca City School District, G.O. Bond, AGC	3.000%	7/1/2014	A3	330,000	330,026
Jamestown City School District, G.O. Bond	3.000%	4/1/2019	A1	200,000	211,260
Katonah-Lewisboro Union Free School District, Series C, G.O. Bond, NATL	5.000%	11/1/2014	Aa2	1,000,000	1,016,440
Lockport City School District, G.O. Bond, AGM	2.000%	8/1/2019	A1	450,000	461,079
Long Island Power Authority, Prerefunded Balance, Series A, Revenue Bond, NATL	5.250%	12/1/2020	A3	750,000	821,325
Manhasset Union Free School District, G.O. Bond	4.000%	9/15/2014	Aa1	655,000	660,299
Metropolitan Transportation Authority, Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	11/15/2022	A3	1,545,000	1,715,058
Metropolitan Transportation Authority, Prerefunded Balance, Series B, Revenue Bond, NATL	5.000%	11/15/2019	A3	2,590,000	2,875,081
Metropolitan Transportation Authority, Series A, Revenue Bond, NATL	5.250%	11/15/2017	Aa2	1,000,000	1,149,150
Metropolitan Transportation Authority, Series A-2, Revenue Bond	5.000%	11/15/2017	A2	340,000	387,637
Metropolitan Transportation Authority, Series C, Revenue Bond	5.000%	11/15/2019	A2	500,000	589,265
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2017	A2	835,000	951,992
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A2	1,000,000	1,178,530
Minisink Valley Central School District, G.O. Bond	2.500%	4/15/2015	AA2	200,000	203,380
Monroe County Water Authority, Revenue Bond	4.500%	8/1/2016	Aa2	310,000	335,529
Monroe County Water Authority, Revenue Bond	5.000%	8/1/2019	Aa2	455,000	534,516
Monroe County, Public Impt., G.O. Bond, BAM	5.000%	6/1/2018	AA2	500,000	569,915

The accompanying notes are an integral part of the financial statements.

4

New York Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Naples Central School District, G.O. Bond, BAM	2.500%	6/15/2020	AA2	$710,000	$742,241
Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Revenue Bond	4.000%	11/15/2016	Aa1	400,000	433,732
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond, BHAC	5.000%	11/1/2018	Aa1	350,000	406,661
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2	2,425,000	2,806,283
New Rochelle City School District, G.O. Bond	4.000%	12/15/2014	Aa2	600,000	610,584
New Rochelle City School District, G.O. Bond	5.000%	12/15/2017	Aa2	365,000	417,753
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Revenue Bond	5.000%	8/1/2021	WR3	770,000	845,337
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Series B, Revenue Bond	5.000%	11/1/2021	WR3	275,000	308,701
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Series B, Revenue Bond	5.000%	11/1/2024	WR3	285,000	320,443
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Subseries A-1, Revenue Bond	5.000%	8/1/2019	WR3	255,000	279,949
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries F-1, Revenue Bond	5.000%	2/1/2019	Aa1	1,500,000	1,756,470
New York City Transitional Finance Authority, Future Tax Secured, Subseries A-1, Revenue Bond	5.000%	11/1/2017	Aa1	1,000,000	1,142,820
New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance, Series D, Revenue Bond	5.000%	11/1/2015	Aa1	1,650,000	1,756,772
New York City Water & Sewer System, Prerefunded Balance, Series BB, Revenue Bond	5.000%	6/15/2017	Aa2	200,000	218,366
New York City Water & Sewer System, Prerefunded Balance, Series EE, Revenue Bond	5.000%	6/15/2017	Aa2	450,000	507,969
New York City Water & Sewer System, Prerefunded Balance, Series EE, Revenue Bond	5.000%	6/15/2018	Aa2	175,000	202,769
New York City Water & Sewer System, Series AA, Revenue Bond	5.000%	6/15/2021	Aa2	1,905,000	2,206,904
New York City Water & Sewer System, Series EE, Revenue Bond	5.000%	6/15/2019	Aa2	1,425,000	1,677,425
New York City Water & Sewer System, Series FF-1, Revenue Bond	5.000%	6/15/2018	Aa2	750,000	867,113
New York City Water & Sewer System, Series GG, Revenue Bond	5.000%	6/15/2017	Aa2	465,000	496,499
New York City Water & Sewer System, Series GG, Revenue Bond	4.000%	6/15/2020	Aa2	500,000	566,745
New York City, Prerefunded Balance, Series D, G.O. Bond	5.250%	8/1/2014	WR3	245,000	246,083

The accompanying notes are an integral part of the financial statements.

5

New York Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

New York City, Public Impt., Prerefunded Balance, Subseries F-1, G.O. Bond, XLCA	5.000%	9/1/2019	WR3	$490,000	$517,675
New York City, Public Impt., Prerefunded Balance, Subseries H-A, G.O. Bond	5.000%	3/1/2015	WR3	420,000	433,507
New York City, Public Impt., Series A, Prerefunded Balance, G.O. Bond	5.000%	8/1/2019	WR3	2,765,000	2,910,411
New York City, Public Impt., Subseries D-1, G.O. Bond	5.000%	10/1/2018	Aa2	915,000	1,058,298
New York City, Public Impt., Unrefunded Balance, Subseries F-1, G.O. Bond, XLCA	5.000%	9/1/2019	Aa2	10,000	10,544
New York City, Public Impt., Unrefunded Balance, Subseries H-A, G.O. Bond	5.000%	3/1/2015	AA2	580,000	598,908
New York City, Series A, G.O. Bond, AGM	5.000%	8/1/2015	Aa2	205,000	215,801
New York City, Series E, G.O. Bond	5.000%	8/1/2017	Aa2	2,000,000	2,256,500
New York City, Series H, G.O. Bond	4.000%	8/1/2017	Aa2	1,800,000	1,976,076
New York City, Unrefunded Balance, Series D, G.O. Bond	5.250%	8/1/2014	Aa2	1,145,000	1,150,072
New York Local Government Assistance Corp., Series A, Revenue Bond	5.000%	4/1/2015	AAA[2]	1,000,000	1,036,710
New York Local Government Assistance Corp., Subseries A-5/6, Revenue Bond	5.500%	4/1/2019	Aa1	445,000	533,141
New York Municipal Bond Bank Agency, Subseries A1, Revenue Bond	4.000%	12/15/2014	AA2	250,000	254,223
The New York Power Authority, Series A, Revenue Bond	4.000%	11/15/2018	Aa2	220,000	248,208
The New York Power Authority, Series A, Revenue Bond, FGIC	5.000%	11/15/2016	Aa2	900,000	958,482
The New York Power Authority, Series C, Revenue Bond, NATL	5.000%	11/15/2017	Aa2	500,000	571,860
New York State Dormitory Authority, Public Impt., Series B, Revenue Bond	5.000%	3/15/2019	Aa1	1,000,000	1,169,510
New York State Dormitory Authority, Public Impt., Series D, Revenue Bond	5.000%	6/15/2018	Aa1	2,500,000	2,890,375
New York State Dormitory Authority, Public Impt., Series E, Revenue Bond	5.000%	8/15/2017	Aa1	3,000,000	3,406,590
New York State Dormitory Authority, Rochester Institute of Technology, Prerefunded Balance, Series A, Revenue Bond	5.750%	7/1/2025	A1	500,000	594,480
New York State Dormitory Authority, Rochester Institute of Technology, Revenue Bond	4.000%	7/1/2017	A1	300,000	328,896
New York State Dormitory Authority, Series F, Revenue Bond, AGM	5.000%	10/1/2017	A2	2,750,000	3,117,208
New York State Environmental Facilities Corp., Revenue Bond	5.000%	6/15/2017	Aaa	1,000,000	1,131,680
New York State Environmental Facilities Corp., Revenue Bond	5.000%	6/15/2019	Aaa	1,500,000	1,775,220

The accompanying notes are an integral part of the financial statements.

6

New York Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

New York State Environmental Facilities Corp., Subseries A, Revenue Bond	5.000%	6/15/2019	Aaa	$2,220,000	$2,627,326
New York State Environmental Facilities Corp., Subseries A, Revenue Bond	5.000%	6/15/2020	Aaa	1,250,000	1,500,113
New York State Environmental Facilities Corp., Water Utility Impt., Series E, Revenue Bond	4.000%	11/15/2018	Aaa	500,000	564,340
New York State Thruway Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond, AMBAC	5.000%	3/15/2017	Aa1	260,000	262,644
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2015	Aa1	500,000	517,235
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2015	Aa1	500,000	517,235
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2020	Aa1	550,000	650,672
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	5.000%	1/1/2018	A2	590,000	672,128
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2	525,000	585,827
New York State Thruway Authority, Prerefunded Balance, Series B, Revenue Bond, AMBAC	5.000%	4/1/2019	AA2	2,500,000	2,648,525
New York State Thruway Authority, Revenue Bond	5.000%	4/1/2018	AA2	2,025,000	2,321,804
New York State Urban Development Corp., Public Impt., Series A-2, Revenue Bond, AMBAC	5.500%	3/15/2017	Aa1	505,000	572,715
New York State Urban Development Corp., Series D, Revenue Bond	5.250%	1/1/2017	AA2	1,500,000	1,676,595
New York State, Series C, G.O. Bond	5.000%	9/1/2014	Aa1	1,000,000	1,008,330
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2018	Aa1	3,440,000	3,961,504
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2021	Aa1	1,000,000	1,204,250
New York State, Water Utility Impt., Series E, G.O. Bond	5.000%	12/15/2019	Aa1	565,000	673,265
Niagara County, Water Utility Impt., G.O. Bond	2.000%	2/1/2020	Aa3	500,000	510,635
Niagara-Wheatfield Central School District, G.O. Bond, NATL	4.125%	2/15/2019	A2	610,000	655,805
Niagara-Wheatfield Central School District, G.O. Bond, NATL	4.125%	2/15/2020	A2	850,000	906,993
North Colonie Central School District, G.O. Bond	4.000%	7/15/2020	AA2	400,000	453,620
North Hempstead, G.O. Bond	3.000%	5/1/2015	Aa1	375,000	383,790
Oneida County, Public Impt., G.O. Bond, AGM	2.500%	5/15/2019	A1	500,000	527,730
Oneida County, Public Impt., G.O. Bond, AGM	3.000%	5/1/2020	A1	400,000	418,164
Onondaga County, Public Impt., G.O. Bond	4.000%	5/1/2017	Aa2	500,000	547,885
Onondaga County, Public Impt., G.O. Bond	4.000%	5/1/2018	Aa2	1,400,000	1,561,616
Onondaga County, Public Impt., G.O. Bond	5.000%	5/1/2020	Aa2	250,000	298,875

The accompanying notes are an integral part of the financial statements.

7

New York Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Onondaga County, Public Impt., Series A, G.O. Bond	3.000%	3/1/2015	Aa2	$1,000,000	$1,018,990
Onondaga County, Public Impt., Series A, G.O. Bond	5.000%	3/1/2017	Aa2	220,000	246,347
Ontario County, Public Impt., G.O. Bond	3.000%	4/15/2015	Aa1	200,000	204,266
Orange County, Series A, G.O. Bond	5.000%	7/15/2014	Aa2	550,000	551,117
Orange County, Series A, G.O. Bond	5.000%	7/15/2015	Aa2	500,000	525,150
Orange County, Series A, G.O. Bond	5.000%	7/15/2017	Aa2	550,000	621,957
Pittsford Central School District, G.O. Bond	4.000%	10/1/2021	Aa1	350,000	398,807
Pleasantville Union Free School District, G.O. Bond	4.000%	5/1/2015	Aa2	530,000	546,483
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 173, Revenue Bond	5.000%	12/1/2018	Aa3	1,665,000	1,943,405
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2016	Aa3	460,000	510,462
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2018	Aa3	400,000	466,884
Port Authority of New York & New Jersey, Series 180, Revenue Bond	4.000%	6/1/2016	Aa3	400,000	427,824
Port Authority of New York & New Jersey, Series 180, Revenue Bond	4.000%	6/1/2019	Aa3	200,000	224,684
Port Washington Union Free School District, G.O. Bond	3.000%	12/1/2014	Aa1	500,000	506,060
Port Washington Union Free School District, G.O. Bond	4.000%	7/1/2017	Aa1	300,000	330,027
Puerto Rico Sales Tax Financing Corp., Unrefunded Balance, Public Impt., Series A, Revenue Bond	5.000%	8/1/2018	B1	400,000	397,796
Puerto Rico Sales Tax Financing Corp., Unrefunded Balance, Public Impt., Series A, Revenue Bond	5.375%	8/1/2020	B1	400,000	393,372
Putnam County, Highway Impt., G.O. Bond	2.000%	11/15/2014	Aa2	255,000	256,693
Putnam County, Parking Facility Impt., G.O. Bond	2.000%	11/15/2018	Aa2	300,000	313,107
Queensbury Union Free School District, G.O. Bond	4.000%	12/15/2014	Aa2	300,000	305,151
Rochester, School Impt., Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aa3	95,000	112,415
Rochester, School Impt., Series II, G.O. Bond	5.000%	2/1/2019	Aa3	1,625,000	1,884,838
Roslyn Union Free School District, G.O. Bond	5.000%	10/15/2020	Aa1	215,000	257,310
Sachem Central School District, G.O. Bond	3.000%	7/15/2016	AA2	1,005,000	1,060,466
Sachem Central School District, G.O. Bond, NATL	5.250%	10/15/2017	A3	225,000	258,165
Saratoga Springs City School District, G.O. Bond	4.000%	6/15/2015	AA2	500,000	518,525
Scarsdale Union Free School District, G.O. Bond	4.000%	6/1/2015	Aaa	270,000	279,644
Scarsdale Union Free School District, G.O. Bond	5.000%	2/1/2017	Aaa	320,000	355,968
Schenectady County, Series A, G.O. Bond	2.000%	7/15/2014	Aa1	475,000	475,375
Shenendehowa Central School District, G.O. Bond	4.000%	7/15/2020	AA2	475,000	537,215
Skaneateles Central School District, G.O. Bond	2.000%	6/15/2015	AA2	660,000	670,342
Skaneateles Central School District, G.O. Bond	4.000%	6/15/2015	AA2	280,000	289,850

The accompanying notes are an integral part of the financial statements.

8

New York Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, NATL	5.375%	6/15/2018	A1	$95,000	$97,198
South Huntington Union Free School District, G.O. Bond	2.250%	3/15/2015	Aa1	250,000	253,697
South Jefferson Central School District, G.O. Bond, BAM	2.000%	6/15/2019	AA2	710,000	726,919
South Orangetown Central School District, G.O. Bond	3.000%	8/1/2015	Aa2	230,000	236,550
Southampton Union Free School District, G.O. Bond	2.500%	6/1/2015	Aaa	950,000	970,169
Suffolk County Water Authority, Revenue Bond	5.000%	6/1/2021	AA2	1,225,000	1,462,846
Suffolk County Water Authority, Revenue Bond	4.000%	6/1/2022	AA2	200,000	225,738
Suffolk County Water Authority, Water Utility Impt., Revenue Bond, NATL	4.500%	6/1/2027	A3	1,160,000	1,177,319
Suffolk County Water Authority, Water Utility Impt., Series A, Revenue Bond	5.000%	6/1/2018	AA2	200,000	230,672
Suffolk County, Public Impt., Series B, G.O. Bond	3.000%	10/15/2014	A3	2,000,000	2,015,960
Sullivan County, Public Impt., G.O. Bond	2.000%	6/1/2019	AA2	1,015,000	1,047,023
Syracuse, Public Impt., Series A, G.O. Bond, AGM	4.000%	6/1/2018	A1	545,000	604,427
Three Village Central School District Brookhaven & Smithtown, G.O. Bond	3.500%	5/1/2015	Aa2	1,000,000	1,027,530
Tompkins County, Public Impt., G.O. Bond	4.250%	12/15/2032	Aa1	300,000	301,866
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2017	AA2	260,000	269,277
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2018	AA2	365,000	378,706
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2019	AA2	355,000	367,059
Triborough Bridge & Tunnel Authority, General Purpose, Prerefunded Balance, Series A, Revenue Bond, NATL	4.750%	1/1/2019	AA2	300,000	320,379
Triborough Bridge & Tunnel Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	11/15/2020	Aa3	530,000	615,606
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2018	Aa3	490,000	571,688
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2019	Aa3	1,075,000	1,270,876
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Series C, Revenue Bond	5.000%	11/15/2021	WR3	305,000	358,171
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Subseries D, Revenue Bond	5.000%	11/15/2022	WR3	310,000	364,042
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2017	Aa3	1,325,000	1,468,948
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2018	Aa3	250,000	281,025
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2019	Aa3	820,000	969,412
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2022	Aa3	1,000,000	1,209,690
Ulster County, Public Impt., G.O. Bond	4.000%	11/15/2019	AA2	510,000	575,255
The accompanying notes are an integral part of the financial statements.

9

New York Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Union Endicott Central School District, G.O. Bond, BAM	2.125%	6/15/2019	AA2	$580,000	$597,452
Union Endicott Central School District, G.O. Bond, NATL	4.125%	6/15/2015	A3	865,000	896,642
Voorheesville Central School District, G.O. Bond	5.000%	6/15/2021	AA2	500,000	596,795
Warren County, Public Impt., G.O. Bond, AGM	4.000%	7/15/2020	AA2	500,000	551,760
Wayne County, Public Impt., G.O. Bond	3.000%	6/1/2021	Aa2	295,000	314,308
Webster Central School District, Series A, G.O. Bond	2.000%	10/15/2014	AA2	325,000	326,628
Webster Central School District, Series B, G.O. Bond	2.000%	10/15/2014	AA2	410,000	412,054
Westchester County, Prerefunded Balance, Series A, G.O. Bond	3.000%	10/15/2017	Aa1	415,000	446,714
Westchester County, Public Impt., Series A, G.O. Bond	3.000%	1/15/2015	Aa1	500,000	507,795
William Floyd Union Free School District of the Mastics-Moriches-Shirley, G.O. Bond	2.250%	12/15/2014	AA2	400,000	403,440
Wilson Central School District, G.O. Bond	3.000%	6/15/2018	Aa3	420,000	452,021

TOTAL MUNICIPAL BONDS
(Identified Cost $161,257,199)					162,469,429

SHORT-TERM INVESTMENT - 4.3%

Dreyfus BASIC New York Municipal Money Market Fund
(Identified Cost $7,358,812)				7,358,812	7,358,812

TOTAL INVESTMENTS - 99.6%
(Identified Cost $168,616,011)					169,828,241
OTHER ASSETS, LESS LIABILITIES - 0.4%					766,815

NET ASSETS - 100%					$170,595,056

The accompanying notes are an integral part of the financial statements.

10

New York Tax Exempt Series

Investment Portfolio - June 30, 2014

(unaudited)

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

BHAC (Berkshire Hathaway Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

MAC (Municipal Assurance Corp.)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of June 30, 2014, there is no rating available (unaudited).

The accompanying notes are an integral part of the financial statements.

11

New York Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2014 (unaudited)

ASSETS:

Investments, at value (identified cost $168,616,011) (Note 2)	$169,828,241
Interest receivable	1,390,365
Receivable for fund shares sold	400,382
Prepaid and other expenses	260

TOTAL ASSETS	171,619,248

LIABILITIES:

Accrued management fees (Note 3)	69,757
Accrued fund accounting and administration fees (Note 3)	13,109
Accrued transfer agent fees (Note 3)	749
Accrued directors’ fees (Note 3)	634
Payable for securities purchased	568,315
Payable for fund shares repurchased	333,794
Other payables and accrued expenses	37,834

TOTAL LIABILITIES	1,024,192

TOTAL NET ASSETS	$170,595,056

NET ASSETS CONSIST OF:

Capital stock	$162,541
Additional paid-in-capital	168,094,373
Undistributed net investment income	265,643
Accumulated net realized gain on investments	860,269
Net unrealized appreciation on investments	1,212,230

TOTAL NET ASSETS	$170,595,056

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($170,595,056/16,254,076 shares)	$10.50

The accompanying notes are an integral part of the financial statements.

12

New York Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:

Interest	$1,098,804

EXPENSES:

Management fees (Note 3)	418,041
Fund accounting and administration fees (Note 3)	40,447
Transfer agent fees (Note 3)	2,410
Chief Compliance Officer service fees (Note 3)	1,347
Directors’ fees (Note 3)	1,177
Custodian fees	3,556
Miscellaneous	28,955

Total Expenses	495,933

NET INVESTMENT INCOME	602,871

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments	605,987
Net change in unrealized appreciation on investments	835,103

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,441,090

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,043,961

The accompanying notes are an integral part of the financial statements.

13

New York Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE YEAR ENDED 12/31/13
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$602,871	$2,591,125
Net realized gain on investments	605,987	661,703
Net change in unrealized appreciation (depreciation) on investments	835,103	(6,186,732)

Net increase (decrease) from operations	2,043,961	(2,933,904)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(485,621)	(2,490,573)
From net realized gain on investments	—	(536,179)

Total distributions to shareholders	(485,621)	(3,026,752)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	5,200,959	7,010,989

Net increase in net assets	6,759,299	1,050,333

NET ASSETS:

Beginning of period	163,835,757	162,785,424

End of period (including undistributed net investment income of $265,643 and $148,393, respectively)	$170,595,056	$163,835,757

The accompanying notes are an integral part of the financial statements.

14

New York Tax Exempt Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 6/30/14	FOR THE YEARS ENDED
	(UNAUDITED)	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.40	$10.78	$10.63	$10.19	$10.55	$9.79

Income (loss) from investment operations:
Net investment income[1]	0.04	0.17	0.19	0.28	0.36	0.38
Net realized and unrealized gain (loss) on investments	0.09	(0.36)	0.16	0.56	(0.32)	0.82

Total from investment operations	0.13	(0.19)	0.35	0.84	0.04	1.20

Less distributions to shareholders:
From net investment income	(0.03)	(0.16)	(0.20)	(0.27)	(0.39)	(0.41)
From net realized gain on investments	—	(0.03)	— [2]	(0.13)	(0.01)	(0.03)

Total distributions to shareholders	(0.03)	(0.19)	(0.20)	(0.40)	(0.40)	(0.44)

Net asset value - End of period	$10.50	$10.40	$10.78	$10.63	$10.19	$10.55

Net assets - End of period (000’s omitted)	$170,595	$163,836	$162,785	$158,092	$136,225	$110,532

Total return[3]	1.25%	(1.72%)	3.31%	8.37%	0.32%	12.46%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.59%[4]	0.60%	0.60%	0.61%	0.61%	0.64%
Net investment income	0.72%[4]	1.57%	1.72%	2.66%	3.41%	3.64%
Portfolio turnover	31%	33%	7%	48%	7%	10%

* For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	N/A	N/A	0.00%[5]	0.00%[5]

1Calculated based on average shares outstanding during the periods.

2Less than $0.01 per share.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

15

New York Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

New York Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2014, 10.6 billion shares have been designated in total among 42 series, of which 100 million have been designated as New York Tax Exempt Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$162,469,429	$—	$162,469,429	$—
Mutual fund	7,358,812	7,358,812	—	—

Total assets	$169,828,241	$7,358,812	$162,469,429	$—

There were no Level 3 securities held by the Series as of December 31, 2013 or June 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2014.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2014, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2010 through December 31, 2013. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

17

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. An Audit Committee Chair, who receives an additional annual stipend for this role, was appointed to the Fund.

The Advisor has contractually agreed, until at least April 30, 2015, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than

0.85% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2014. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and

0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

18

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales Securities

For the six months ended June 30, 2014, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $65,514,431 and $48,051,017, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of New York Tax Exempt Series were:

	FOR THE SIX MONTHS ENDED 6/30/14		FOR THE YEAR ENDED 12/31/13
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,178,168	$12,344,529	2,178,237	$23,145,910
Reinvested	43,074	451,556	272,986	2,861,445
Repurchased	(725,219)	(7,595,126)	(1,800,802)	(18,996,366)

Total	496,023	$5,200,959	650,421	$7,010,989

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2014.

7.	Concentration of Credit

The Series primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of New York municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

19

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2013 was as follows:

Tax exempt income	$2,490,573
Long-term capital gains	536,179

At June 30, 2014, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$168,616,011
Unrealized appreciation	1,309,305
Unrealized depreciation	(97,075)

Net unrealized appreciation	$1,212,230

20

{This page intentionally left blank}

21

New York Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNNYT-6/14-SAR

CORE BOND SERIES
www.manning-napier.com

Core Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14-6/30/14
Actual	$1,000.00	$1,039.20	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Core Bond Series

Portfolio Composition as of June 30, 2014

(unaudited)

2

Core Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS - 76.9%

Convertible Corporate Bonds - 0.5%
Consumer Discretionary - 0.5%
Internet & Catalog Retail - 0.5%
The Priceline Group, Inc., 0.35%, 6/15/2020 (Identified Cost $800,737)	BBB[2]	$655,000	$773,309

Non-Convertible Corporate Bonds - 76.4%
Consumer Discretionary - 10.8%
Auto Components - 0.5%
Delphi Corp., 5.00%, 2/15/2023	Baa3	820,000	881,500

Automobiles - 1.6%
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	Baa3	2,010,000	2,566,354

Diversified Consumer Services - 1.0%
Block Financial LLC, 5.50%, 11/1/2022	Baa2	1,470,000	1,604,880

Hotels, Restaurants & Leisure - 1.4%
International Game Technology, 7.50%, 6/15/2019	Baa2	2,000,000	2,273,502

Household Durables - 2.5%
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	Baa3	670,000	726,025
NVR, Inc., 3.95%, 9/15/2022	Baa2	1,775,000	1,788,733
Tupperware Brands Corp., 4.75%, 6/1/2021	Baa3	1,100,000	1,187,425
Whirlpool Corp., 2.40%, 3/1/2019	Baa2	385,000	387,451

			4,089,634

Media - 1.8%
British Sky Broadcasting Group plc (United Kingdom)[3], 9.50%, 11/15/2018	Baa1	620,000	798,298
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2	1,280,000	1,441,929
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2	635,000	713,243

			2,953,470

Multiline Retail - 1.1%
Dollar General Corp., 1.875%, 4/15/2018	Baa3	910,000	902,422
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	Baa2	945,000	907,096

			1,809,518

Specialty Retail - 0.5%
The TJX Companies, Inc., 2.75%, 6/15/2021	A3	805,000	805,298

Textiles, Apparel & Luxury Goods - 0.4%
VF Corp., 5.95%, 11/1/2017	A3	485,000	556,810

Total Consumer Discretionary			17,540,966

Consumer Staples - 0.8%
Beverages - 0.5%
Pernod-Ricard S.A. (France)[3], 5.75%, 4/7/2021	Baa3	755,000	867,910

The accompanying notes are an integral part of the financial statements.

3

Core Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Household Products - 0.3%
Energizer Holdings, Inc., 4.70%, 5/19/2021	Baa3	$380,000	$391,322

Total Consumer Staples			1,259,232

Energy - 5.5%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	885,000	1,088,294
Schlumberger Oilfield plc[3], 4.20%, 1/15/2021	Aa3	730,000	799,024
Weatherford International Ltd., 9.625%, 3/1/2019	Baa3	1,415,000	1,856,897

			3,744,215

Oil, Gas & Consumable Fuels - 3.2%
CNOOC Nexen Finance 2014 ULC (China), 1.625%, 4/30/2017	Aa3	790,000	792,028
Gazprom OAO Via Gaz Capital S.A. (Russia)[3], 9.25%, 4/23/2019	Baa1	625,000	758,594
Hess Corp., 8.125%, 2/15/2019	Baa2	630,000	792,517
Lukoil International Finance B.V. (Russia)[3], 3.416%, 4/24/2018	Baa2	500,000	496,250
Petrobras Global Finance B.V. (Brazil)[4], 1.849%, 5/20/2016	Baa1	1,200,000	1,201,488
Petroleos Mexicanos (Mexico), 8.00%, 5/3/2019	A3	1,000,000	1,239,000

			5,279,877

Total Energy			9,024,092

Financials - 42.5%
Banks - 12.6%
Bank of America Corp., 6.875%, 4/25/2018	Baa2	1,200,000	1,413,757
Bank of America Corp., 6.875%, 11/15/2018	Baa2	1,000,000	1,189,590
Bank of America Corp., 7.625%, 6/1/2019	Baa2	1,000,000	1,235,181
Barclays Bank plc (United Kingdom)[3], 10.179%, 6/12/2021	Baa3	610,000	843,758
Barclays Bank plc (United Kingdom), 3.75%, 5/15/2024	A2	580,000	582,073
BBVA Bancomer S.A. (Mexico)[3], 6.75%, 9/30/2022	Baa2	1,185,000	1,356,825
Citigroup, Inc., 8.50%, 5/22/2019	Baa2	2,001,000	2,557,660
HSBC Bank plc (United Kingdom)[3], 1.50%, 5/15/2018	Aa3	1,150,000	1,141,002
HSBC USA Capital Trust I (United Kingdom)[3], 7.808%, 12/15/2026	Baa1	400,000	405,108
Intesa Sanpaolo S.p.A. (Italy), 2.375%, 1/13/2017	Baa2	770,000	781,626
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa2	800,000	838,978
Intesa Sanpaolo S.p.A. (Italy)[3], 6.50%, 2/24/2021	Baa2	800,000	946,198
JPMorgan Chase & Co., 4.95%, 3/25/2020	A3	1,000,000	1,126,049
Lloyds Bank plc (United Kingdom)[3], 6.50%, 9/14/2020	Baa2	2,445,000	2,869,870
National City Corp., 6.875%, 5/15/2019	Baa1	720,000	859,912
The Royal Bank of Scotland plc (United Kingdom)[4], 9.50%, 3/16/2022	BBB[2]	650,000	762,125
Santander Bank N.A. (Spain), 8.75%, 5/30/2018	Baa2	650,000	791,235
Santander Issuances S.A.U. (Spain)[3], 5.911%, 6/20/2016	Baa2	750,000	788,822

			20,489,769

The accompanying notes are an integral part of the financial statements.

4

Core Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets - 3.6%
The Goldman Sachs Group, Inc.[4], 1.324%, 11/15/2018	Baa1	$750,000	$760,243
The Goldman Sachs Group, Inc., 7.50%, 2/15/2019	Baa1	1,100,000	1,342,391
The Goldman Sachs Group, Inc.[4], 1.83%, 11/29/2023	Baa1	755,000	778,163
Morgan Stanley, 2.125%, 4/25/2018	Baa2	1,400,000	1,415,379
UBS AG (Switzerland)[4], 7.25%, 2/22/2022	BBB[2]	475,000	520,267
UBS AG (Switzerland), 7.625%, 8/17/2022	BBB[2]	435,000	523,771
UBS AG (Switzerland)[4], 4.75%, 5/22/2023	BBB[2]	510,000	522,113

			5,862,327

Consumer Finance - 1.7%
Capital One Bank USA National Association, 2.15%, 11/21/2018	A3	1,200,000	1,206,906
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2	545,000	659,986
Discover Bank, 4.20%, 8/8/2023	Baa3	865,000	912,770

			2,779,662

Diversified Financial Services - 8.1%
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	A3	730,000	868,755
CME Group, Inc., 3.00%, 9/15/2022	Aa3	825,000	821,056
General Electric Capital Corp., 5.625%, 5/1/2018	A1	1,440,000	1,650,002
General Electric Capital Corp.[4], 0.603%, 5/5/2026	A1	1,270,000	1,172,713
General Electric Capital Corp.[4], 7.125%, 12/29/2049	Baa1	850,000	1,003,170
ING Bank N.V. (Netherlands)[3], 5.80%, 9/25/2023	Baa2	735,000	827,977
ING Bank N.V. (Netherlands)[4], 4.125%, 11/21/2023	Baa2	790,000	812,713
Jefferies Group LLC, 5.125%, 4/13/2018	Baa3	1,000,000	1,095,623
Jefferies Group LLC, 8.50%, 7/15/2019	Baa3	3,245,000	4,056,250
Voya Financial, Inc., 2.90%, 2/15/2018	Baa3	950,000	984,428

			13,292,687

Insurance - 9.3%
Aegon N.V. (Netherlands)[4], 2.847%, 7/29/2049	Baa1	875,000	795,025
American International Group, Inc., 4.875%, 6/1/2022	Baa1	2,450,000	2,728,229
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2	1,600,000	1,590,470
AXA S.A. (France)[4], 2.81%, 8/29/2049	A3	1,125,000	1,023,075
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	1,575,000	1,773,894
First American Financial Corp., 4.30%, 2/1/2023	Baa3	915,000	917,450
Genworth Holdings, Inc., 7.625%, 9/24/2021	Baa3	2,285,000	2,862,776
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	Baa3	1,980,000	2,251,484
Prudential Financial, Inc.[4], 5.875%, 9/15/2042	Baa2	1,130,000	1,227,463

			15,169,866

Real Estate Investment Trusts (REITS) - 7.2%
American Tower Corp., 3.40%, 2/15/2019	Baa3	2,505,000	2,620,618
American Tower Trust I3, 1.551%, 3/15/2018	Aaa	465,000	463,108

The accompanying notes are an integral part of the financial statements.

5

Core Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Boston Properties LP, 5.875%, 10/15/2019	Baa2	$935,000	$1,091,840
Camden Property Trust, 5.70%, 5/15/2017	Baa1	780,000	873,977
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2	1,305,000	1,450,386
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2	45,000	48,340
HCP, Inc., 6.70%, 1/30/2018	Baa1	1,315,000	1,533,311
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2	990,000	1,099,658
Simon Property Group LP, 10.35%, 4/1/2019	A2	990,000	1,341,310
UDR, Inc., 4.625%, 1/10/2022	Baa2	800,000	868,793
Ventas Realty LP - Ventas Capital Corp., 4.75%, 6/1/2021	Baa1	300,000	328,907

			11,720,248

Total Financials			69,314,559

Health Care - 0.6%
Health Care Providers & Services - 0.6%
Express Scripts Holding Co., 4.75%, 11/15/2021	Baa3	815,000	902,027

Industrials - 2.4%
Aerospace & Defense - 0.9%
Textron, Inc., 7.25%, 10/1/2019	Baa3	1,245,000	1,509,502

Airlines - 0.6%
American Airlines Pass-Through Trust, Series 2013-2, Class A3, 4.95%, 1/15/2023	A2	839,396	908,647

Machinery - 0.2%
Joy Global, Inc., 5.125%, 10/15/2021	Baa2	325,000	354,400

Trading Companies & Distributors - 0.7%
Air Lease Corp., 3.375%, 1/15/2019	BBB[2]	1,185,000	1,219,069

Total Industrials			3,991,618

Information Technology - 3.4%
Internet Software & Services - 0.5%
Tencent Holdings Ltd. (China)[3], 3.375%, 5/2/2019	A3	825,000	843,456

IT Services - 0.5%
Xerox Corp., 2.80%, 5/15/2020	Baa2	825,000	823,666

Semiconductors & Semiconductor Equipment - 0.8%
Xilinx, Inc., 3.00%, 3/15/2021	A3	1,240,000	1,251,541

Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc., 2.40%, 5/3/2023	Aa1	465,000	439,280
EMC Corp., 2.65%, 6/1/2020	A1	1,020,000	1,028,347
Hewlett-Packard Co.[4], 1.174%, 1/14/2019	Baa1	1,140,000	1,149,081

			2,616,708

Total Information Technology			5,535,371

The accompanying notes are an integral part of the financial statements.

6

Core Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 6.7%
Chemicals - 0.5%
The Mosaic Co., 4.25%, 11/15/2023	Baa1	$390,000	$411,706
Potash Corp. of Saskatchewan, Inc. (Canada), 6.50%, 5/15/2019	A3	335,000	401,511

			813,217

Metals & Mining - 4.7%
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	1,220,000	1,468,188
Carpenter Technology Corp., 4.45%, 3/1/2023	Baa3	1,000,000	1,028,551
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	Baa3	715,000	731,941
Freeport-McMoRan Copper & Gold, Inc., 3.10%, 3/15/2020	Baa3	650,000	656,427
MMC Finance Ltd. (Russia), 4.375%, 4/30/2018	Baa2	795,000	798,975
Plains Exploration & Production Co., 6.50%, 11/15/2020	Baa3	790,000	881,838
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	A3	1,250,000	1,316,506
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa2	845,000	862,925

			7,745,351

Paper & Forest Products - 1.5%
International Paper Co., 7.50%, 8/15/2021	Baa2	1,885,000	2,401,820

Total Materials			10,960,388

Telecommunication Services - 3.4%
Diversified Telecommunication Services - 1.0%
Telefonica Emisiones S.A.U. (Spain), 5.877%, 7/15/2019	Baa2	1,400,000	1,623,143

Wireless Telecommunication Services - 2.4%
America Movil S.A.B. de C.V. (Mexico), 5.00%, 3/30/2020	A2	1,315,000	1,457,901
Crown Castle Towers LLC[3], 6.113%, 1/15/2020	A2	745,000	876,884
Crown Castle Towers LLC[3], 4.883%, 8/15/2020	A2	250,000	276,145
SBA Tower Trust[3], 5.101%, 4/17/2017	A2	375,000	401,553
SBA Tower Trust[3], 2.933%, 12/15/2017	A2	430,000	438,215
SBA Tower Trust[3], 3.598%, 4/15/2018	Baa3	465,000	467,723

			3,918,421

Total Telecommunication Services			5,541,564

Utilities - 0.3%
Gas Utilities - 0.3%
National Fuel Gas Co., 3.75%, 3/1/2023	Baa2	500,000	493,933

Total Non-Convertible Corporate Bonds
(Identified Cost $118,850,154)			124,563,750

TOTAL CORPORATE BONDS
(Identified Cost $119,650,891)			125,337,059

The accompanying notes are an integral part of the financial statements.

7

Core Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	SHARES/ PRINCIPAL AMOUNT	VALUE (NOTE 2)

PREFERRED STOCKS - 1.0%

Financials - 1.0%
Banks - 0.5%
U.S. Bancorp., Series F (non-cumulative), 6.50%[5]	Baa1	32,800	$926,928

Real Estate Investment Trusts (REITS) - 0.5%
Public Storage, Series Q, 6.50%	A3	29,910	778,856

TOTAL PREFERRED STOCKS
(Identified Cost $1,567,750)			1,705,784

ASSET-BACKED SECURITIES - 0.7%

FDIC Trust, Series 2011-R1, Class A3, 2.672%, 7/25/2026	WR6	$133,437	137,239
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[3], 5.29%, 3/25/2016	Aaa	370,000	378,904
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[3], 3.74%, 2/25/2017	Aaa	595,000	620,354

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $1,098,359)			1,136,497

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.0%

Americold LLC Trust, Series 2010-ARTA, Class A1[3], 3.847%, 1/14/2029 ..	AAA[2]	71,229	75,329
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa	97,153	104,284
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa	136,050	140,879
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA[2]	289,289	310,966
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM4 , 5.568%, 10/12/2041	A3	200,000	217,317
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[3], 3.759%, 4/15/2044	Aaa	60,000	62,499
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[3], 3.156%, 7/10/2046	Aaa	233,248	238,165
Commercial Mortgage Trust, Series 2006-GG7, Class A4[4], 5.819%, 7/10/2038	Aaa	403,017	433,765
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[3,4], 2.50%, 5/25/2043	AAA[2]	421,925	392,799
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,4], 2.13%, 2/25/2043	AAA[2]	402,194	368,320
Extended Stay America Trust, Series 2013-ESH7, Class A27[3], 2.958%, 12/5/2031	Aaa	455,000	461,627
Fannie Mae Interest Strip, Series 398, Class C3 (IO), 4.50%, 5/25/2039 .	WR6	1,794,175	347,343
Fannie Mae Interest Strip, Series 408, Class C1 (IO), 4.00%, 12/25/2040	WR6	1,345,448	277,757
Fannie Mae Interest Strip, Series 409, Class C15 (IO), 4.00%, 11/25/2039	WR6	1,830,974	378,887

The accompanying notes are an integral part of the financial statements.

8

Core Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Fannie Mae Interest Strip, Series 413, Class C32 (IO), 4.00%, 1/25/2039	WR6	$1,816,669	$383,062
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	WR6	360,859	362,914
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[4], 1.251%, 4/25/2021	WR6	7,965,920	562,784
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[4], 1.569%, 10/25/2021	WR6	1,220,077	112,889
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[4], 1.509%, 6/25/2022	WR6	9,896,848	944,674
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[4], 0.227%, 4/25/2023	Aaa	14,626,877	246,872
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[4], 0.124%, 5/25/2023	WR6	8,660,589	84,978
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[4], 1.588%, 10/25/2018	WR6	1,716,527	103,160
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	WR6	420,000	420,862
Freddie Mac REMICS, Series 4125, Class SH (IO)[4], 5.998%, 11/15/2042	WR6	2,367,940	441,791
Freddie Mac REMICS, Series 4132, Class IO (IO), 4.50%, 11/15/2042	WR6	1,295,391	264,927
FREMF Mortgage Trust, Series 2011-K15, Class B3,4, 4.931%, 8/25/2044	WR6	170,000	187,575
FREMF Mortgage Trust, Series 2011-K701, Class B3,4, 4.286%, 7/25/2048	A2	160,000	170,453
FREMF Mortgage Trust, Series 2013-K712, Class B3,4, 3.368%, 5/25/2045	A2	360,000	368,571
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4[4], 5.244%, 1/12/2043	Aaa	650,000	681,709
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AM4, 5.285%, 1/12/2043	Baa1	130,000	136,891
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4[4], 5.237%, 12/15/2044	Aaa	325,000	339,856
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[4], 5.866%, 4/15/2045	Aaa	435,000	467,902
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[3], 4.07%, 11/15/2043	AAA[2]	200,000	215,510
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,4], 3.00%, 3/25/2043	WR6	345,892	336,975
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,4], 3.50%, 5/25/2043	AAA[2]	385,237	387,384
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,4], 3.00%, 6/25/2029	AAA[2]	400,000	408,937
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A3, 3.913%, 6/25/2043	Aaa	553	553

The accompanying notes are an integral part of the financial statements.

9

Core Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[3], 2.767%, 1/20/2041	Aaa	$330,000	$333,880
Motel 6 Trust, Series 2012-MTL6, Class A2[3], 1.948%, 10/5/2025	AAA[2]	300,000	300,341
OBP Depositor LLC Trust, Series 2010-OBP, Class A3, 4.646%, 7/15/2045	AAA[2]	100,000	111,536
Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[3,4], 1.452%, 12/15/2028	AAA[2]	219,438	219,834
SCG Trust, Series 2013-SRP1, Class AJ3,4, 2.102%, 11/15/2026	AAA[2]	450,000	451,417
Sequoia Mortgage Trust, Series 2011-2, Class A1[4], 3.90%, 9/25/2041	WR6	257,878	263,003
Sequoia Mortgage Trust, Series 2012-2, Class A2[4], 3.50%, 4/25/2042	WR6	410,758	418,476
Sequoia Mortgage Trust, Series 2013-2, Class A1[4], 1.874%, 2/25/2043	AAA[2]	369,000	329,275
Sequoia Mortgage Trust, Series 2013-7, Class A2[4], 3.00%, 6/25/2043	AAA[2]	267,874	255,891
Sequoia Mortgage Trust, Series 2013-8, Class A1[4], 3.00%, 6/25/2043	Aaa	361,181	345,109
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX3, 4.004%, 9/13/2028	AAA[2]	245,000	262,646
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[4], 5.239%, 10/15/2044	Aaa	125,395	130,902
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM4, 5.33%, 12/15/2044	Baa3	300,000	316,442
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[4], 6.011%, 6/15/2045	Aaa	280,000	303,130
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[3], 4.393%, 11/15/2043	Aaa	275,000	301,285
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[3,4], 4.869%, 2/15/2044	Aaa	410,000	460,954

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $16,421,895)			16,245,287

FOREIGN GOVERNMENT BONDS - 0.6%

Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019	Baa2	300,000	390,750
Russian Foreign Bond - Eurobond (Russia)[3], 5.00%, 4/29/2020	Baa1	500,000	533,000

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $906,576)			923,750

MUNICIPAL BONDS - 1.0%

Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2021	B1	850,000	835,933
Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2022	B1	900,000	879,201

TOTAL MUNICIPAL BONDS (Identified Cost $1,635,744)			1,715,134

The accompanying notes are an integral part of the financial statements.

10

Core Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES/ PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUTUAL FUNDS - 1.0%

Direxion Daily 20 Year Plus Treasury Bear 3x Shares*	8,141	$392,966
ProShares Short 20+ Year Treasury*	41,305	1,189,584

TOTAL MUTUAL FUNDS
(Identified Cost $1,596,419)		1,582,550

U.S. GOVERNMENT AGENCIES - 5.5%

Mortgage-Backed Securities - 5.5%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	$540,607	591,106
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	40,990	44,482
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	49,913	54,813
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	358,125	391,522
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	64,034	70,120
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	601,194	657,267
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	38,019	41,763
Fannie Mae, Pool #AK4747, 3.50%, 3/1/2027	159,201	168,926
Fannie Mae, Pool #AB9483, 2.50%, 5/1/2028	459,671	467,543
Fannie Mae, Pool #AT8568, 2.50%, 5/1/2028	490,460	498,860
Fannie Mae, Pool #AT8059, 2.50%, 7/1/2028	359,436	365,592
Fannie Mae, Pool #AU1270, 2.50%, 7/1/2028	207,708	211,265
Fannie Mae, Pool #AU1783, 2.50%, 8/1/2028	224,522	228,367
Fannie Mae, Pool #AS0945, 2.50%, 11/1/2028	282,907	287,773
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	182,037	198,929
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	154,779	173,165
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	163,650	183,089
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	471,307	530,551
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	168,105	188,073
Fannie Mae, Pool #AT3045, 3.00%, 4/1/2043	89,075	88,317
Fannie Mae, Pool #AB9782, 3.00%, 7/1/2043	205,802	203,923
Fannie Mae, Pool #MA1489, 3.00%, 7/1/2043	186,840	184,794
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	205,049	219,588
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	62,176	68,292
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	46,544	51,141
Freddie Mac, Pool #J19935, 2.50%, 8/1/2022	207,177	213,309
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	34,348	37,544
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	61,560	67,523
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	275,590	300,578
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	281,122	307,495
Freddie Mac, Pool #C91754, 4.50%, 2/1/2034	276,960	302,944
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	156,589	174,544
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	38,927	43,390
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	265,039	297,489
Freddie Mac, Pool #C09026, 2.50%, 2/1/2043	387,123	366,883
Freddie Mac, Pool #V80002, 2.50%, 4/1/2043	480,713	455,577

The accompanying notes are an integral part of the financial statements.

11

Core Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #Q19115, 3.00%, 6/1/2043	$200,271	$198,287

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $8,767,333)		8,934,824

SHORT-TERM INVESTMENT - 2.5%

Dreyfus Cash Management, Inc. - Institutional Shares[7], 0.03%,
(Identified Cost $3,997,569)	3,997,569	3,997,569

TOTAL INVESTMENTS - 99.2%
(Identified Cost $155,642,536)		161,578,454
OTHER ASSETS, LESS LIABILITIES - 0.8%		1,357,195

NET ASSETS - 100%		$162,935,649

Impt. - Improvement

IO - Interest only

*Non-income producing security.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $25,361,454 or 15.6%, of the Series’ net assets as of June 30, 2014 (see Note 2 to the financial statements).

4The coupon rate is floating and is the effective rate as of June 30, 2014.

5The rate shown is a fixed rate as of June 30, 2014; the rate becomes floating, based on LIBOR plus a spread, in 2022.

6Credit rating has been withdrawn. As of June 30, 2014, there is no rating available (unaudited).

7Rate shown is the current yield as of June 30, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

12

Core Bond Series

Statement of Assets and Liabilities

June 30, 2014 (unaudited)

ASSETS:

Investments, at value (identified cost $155,642,536) (Note2)	$161,578,454
Interest receivable	1,667,235
Receivable for fund shares sold	210,301
Dividends receivable	13,455
Prepaid and other expenses	90

TOTAL ASSETS	163,469,535

LIABILITIES:

Accrued management fees (Note 3)	79,840
Accrued fund accounting and administration fees (Note 3)	11,066
Accrued Directors’ fees (Note 3)	788
Accrued transfer agent fees (Note 3)	494
Payable for securities purchased	399,770
Payable for fund shares repurchased	750
Other payables and accrued expenses	41,178

TOTAL LIABILITIES	533,886

TOTAL NET ASSETS	$162,935,649

NET ASSETS CONSIST OF:

Capital stock	$147,536
Additional paid-in-capital	155,563,413
Undistributed net investment income	564,220
Accumulated net realized gain on investments	724,562
Net unrealized appreciation on investments	5,935,918

TOTAL NET ASSETS	$162,935,649

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($162,935,649/14,753,579 shares)	$11.04

The accompanying notes are an integral part of the financial statements.

13

Core Bond Series

Statement of Operations

For the Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:

Interest	$2,841,416
Dividends	51,762

Total Investment Income	2,893,178

EXPENSES:

Management fees (Note 3)	479,185
Fund accounting and administration fees (Note 3)	35,571
Transfer agent fees (Note 3)	1,811
Chief Compliance Officer service fees (Note 3)	1,347
Directors’ fees (Note 3)	1,220
Custodian fees	5,781
Miscellaneous	36,399

Total Expenses	561,314

NET INVESTMENT INCOME	2,331,864

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments	1,116,262
Net change in unrealized appreciation (depreciation) on investments	2,714,723

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,830,985

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,162,849

The accompanying notes are an integral part of the financial statements.

14

Core Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE YEAR ENDED 12/31/13
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,331,864	$5,350,461
Net realized gain on investments	1,116,262	4,426,688
Net change in unrealized appreciation (depreciation) on investments	2,714,723	(11,487,175)

Net increase (decrease) from operations	6,162,849	(1,710,026)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(1,767,644)	(5,367,768)
From net realized gain on investments	—	(5,048,876)

Total distributions to shareholders	(1,767,644)	(10,416,644)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	5,431,433	(24,380,144)

Net increase (decrease) in net assets	9,826,638	(36,506,814)

NET ASSETS:

Beginning of period	153,109,011	189,615,825

End of period (including undistributed net investment income of $564,220 and $0, respectively)	$162,935,649	$153,109,011

The accompanying notes are an integral part of the financial statements.

15

Core Bond Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE YEARS ENDED
		12/31/13	12/31/12	12/31/11	12/31/10	12/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.74	$11.56	$11.05	$10.94	$10.38	$9.69

Income (loss) from investment operations:
Net investment income[1]	0.16	0.35	0.41	0.44	0.45	0.49
Net realized and unrealized gain (loss) on investments	0.26	(0.44)	0.66	0.18	0.48	0.62

Total from investment operations	0.42	(0.09)	1.07	0.62	0.93	1.11

Less distributions to shareholders:
From net investment income	(0.12)	(0.36)	(0.41)	(0.44)	(0.37)	(0.42)
From net realized gain on investments	—	(0.37)	(0.15)	(0.07)	—	—

Total distributions to shareholders	(0.12)	(0.73)	(0.56)	(0.51)	(0.37)	(0.42)

Net asset value - End of period	$11.04	$10.74	$11.56	$11.05	$10.94	$10.38

Net assets - End of period (000’s omitted)	$162,936	$153,109	$189,616	$164,086	$114,058	$76,601

Total return[2]	3.92%	(0.79%)	9.74%	5.68%	8.97%	11.46%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.70%[3]	0.70%	0.70%	0.71%	0.76%	0.79%
Net investment income	2.92%[3]	3.09%	3.55%	3.91%	4.10%	4.84%
Portfolio turnover	34%	56%	31%	18%	23%	67%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	N/A	N/A	0.00%[4]	0.00%[4]

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3 Annualized.

4 Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

16

Core Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Core Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2014, 10.6 billion shares have been designated in total among 42 series, of which 125 million have been designated as Core Bond Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service that utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If

17

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred securities:
Financials	$1,705,784	$1,705,784	$—	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	8,934,824	—	8,934,824	—
States and political subdivisions
(municipals)	1,715,134	—	1,715,134	—
Corporate debt:
Consumer Discretionary	17,540,966	—	17,540,966	—
Consumer Staples	1,259,232	—	1,259,232	—
Energy	9,024,092	—	9,024,092	—
Financials	69,314,559	—	69,314,559	—
Health Care	902,027	—	902,027	—
Industrials	3,991,618	—	3,991,618	—
Information Technology	5,535,371	—	5,535,371	—
Materials	10,960,388	—	10,960,388	—
Telecommunication Services	5,541,564	—	5,541,564	—
Utilities	493,933	—	493,933	—
Convertible corporate debt:
Consumer Discretionary	773,309	—	773,309	—
Asset-backed securities	1,136,497	—	1,136,497	—
Commercial mortgage-backed securities	16,245,287	—	16,245,287	—
Foreign government bonds	923,750	—	923,750	—
Mutual funds	5,580,119	5,580,119	—	—

Total assets	$161,578,454	$7,285,903	$154,292,551	$—

There were no Level 3 securities held by the Series as of December 31, 2013 or June 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2014.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the

18

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2014.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2014.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were held by the Series on June 30, 2014.

19

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2014, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2010 through December 31, 2013. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting

20

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. An Audit Committee Chair, who receives an additional annual stipend for this role, was appointed to the Fund.

The Advisor has contractually agreed, until at least April 30, 2015, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.80% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2014. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2014, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $43,619,195 and $37,545,797 respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $17,020,336 and $14,172,460, respectively.

5.	Capital Stock Transactions

Transactions in shares of Core Bond Series were:

	FOR THE SIX MONTHS ENDED 6/30/14		FOR THE YEAR ENDED 12/31/13
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,060,936	$11,528,287	1,733,128	$19,554,560
Reinvested	160,474	1,759,731	935,975	10,229,957
Repurchased	(720,785)	(7,856,585)	(4,822,573)	(54,164,661)

Total	500,625	$5,431,433	(2,153,470)	$(24,380,144)

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion. Of those fiduciary accounts, one shareholder owns 1,652,603 shares (11.2% of shares outstanding) valued at $18,244,735. Investment activities of this shareholder may have a material effect on the Series.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various

21

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments (continued)

market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2014.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2013, were as follows:

Ordinary income	$5,358,268
Long-term capital gains	5,058,376

At June 30, 2014, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$155,642,536
Unrealized appreciation	6,602,966
Unrealized depreciation	(667,048)

Net unrealized appreciation	$5,935,918

22

Core Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCOB-6/14-SAR

CORE PLUS BOND SERIES
www.manning-napier.com

Core Plus Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each Class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14-6/30/14	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,041.60	$3.80	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Class I
Actual	$1,000.00	$1,042.90	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

Core Plus Bond Series

Portfolio Composition as of June 30, 2014

(unaudited)

Core Plus Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS - 75.8%

Convertible Corporate Bonds - 0.9%
Consumer Discretionary - 0.5%
Internet & Catalog Retail - 0.5%
The Priceline Group, Inc., 0.35%, 6/15/2020	BBB[3]	2,925,000	$3,453,328

Financials - 0.4%
Real Estate Investment Trusts (REITS) - 0.4%
BioMed Realty LP4, 3.75%, 1/15/2030	WR5	2,375,000	3,041,484

Total Convertible Corporate Bonds
(Identified Cost $6,336,750)			6,494,812

Non-Convertible Corporate Bonds - 74.9%
Consumer Discretionary - 8.9%
Auto Components - 0.7%
Delphi Corp., 5.00%, 2/15/2023	Baa3	3,420,000	3,676,500
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 3.50%, 3/15/2017	Ba3	600,000	606,750
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 6.00%, 8/1/2020	Ba3	565,000	605,256
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	Ba3	435,000	455,663

			5,344,169

Automobiles - 1.4%
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	Baa3	6,030,000	6,708,079
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	Baa3	2,565,000	3,274,974

			9,983,053

Diversified Consumer Services - 1.0%
Block Financial LLC, 5.50%, 11/1/2022	Baa2	6,380,000	6,965,397

Hotels, Restaurants & Leisure - 1.2%
International Game Technology, 7.50%, 6/15/2019	Baa2	6,755,000	7,678,753
NAI Entertainment Holdings - NAI Entertainment Holdings Finance Corp.[4], 5.00%, 8/1/2018	B1	365,000	377,775
Royal Caribbean Cruises Ltd., 11.875%, 7/15/2015	Ba1	335,000	371,013

			8,427,541

Household Durables - 1.8%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[4], 6.125%, 7/1/2022	B2	610,000	634,400
NVR, Inc., 3.95%, 9/15/2022	Baa2	6,225,000	6,273,163
Tupperware Brands Corp., 4.75%, 6/1/2021	Baa3	3,125,000	3,373,366
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	B2	515,000	515,000
Weyerhaeuser Real Estate Co.[4], 4.375%, 6/15/2019	B1	630,000	631,575
Whirlpool Corp., 2.40%, 3/1/2019	Baa2	1,615,000	1,625,281

			13,052,785

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media - 1.0%
British Sky Broadcasting Group plc (United Kingdom)[4], 9.50%, 11/15/2018	Baa1	2,450,000	$3,154,564
Cogeco Cable, Inc. (Canada)[4], 4.875%, 5/1/2020	BB3	410,000	415,125
Columbus International, Inc. (Barbados)[4], 7.375%, 3/30/2021	B2	395,000	425,613
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2	2,435,000	2,735,033
Sirius XM Radio, Inc.[4], 4.25%, 5/15/2020	B1	832,000	820,560

			7,550,895

Multiline Retail - 0.9%
Dollar General Corp., 1.875%, 4/15/2018	Baa3	3,300,000	3,272,518
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	Baa2	3,420,000	3,282,824

			6,555,342

Specialty Retail - 0.5%
The TJX Companies, Inc., 2.75%, 6/15/2021	A3	3,545,000	3,546,312

Textiles, Apparel & Luxury Goods - 0.4%
VF Corp., 5.95%, 11/1/2017	A3	2,815,000	3,231,794

Total Consumer Discretionary			64,657,288

Consumer Staples - 1.4%
Beverages - 0.6%
Crestview DS Merger Sub II, Inc.[4], 10.00%, 9/1/2021	B3	395,000	441,413
Pernod-Ricard S.A. (France)[4], 5.75%, 4/7/2021	Baa3	3,290,000	3,782,016

			4,223,429

Food & Staples Retailing - 0.2%
C&S Group Enterprises, LLC[4], 5.375%, 7/15/2022	B1	645,000	648,225
KeHE Distributors LLC - KeHE Finance Corp.[4], 7.625%, 8/15/2021	B3	510,000	555,900
Shearer’s Foods LLC - Chip Finance Corp.[4], 9.00%, 11/1/2019	B1	455,000	498,225

			1,702,350

Food Products - 0.1%
Land O’ Lakes, Inc.[4], 6.00%, 11/15/2022	Ba2	345,000	371,737
Pinnacle Operating Corp.[4], 9.00%, 11/15/2020	Caa1	470,000	509,950

			881,687

Household Products - 0.4%
Energizer Holdings, Inc., 4.70%, 5/19/2021	Baa3	1,600,000	1,647,674
Harbinger Group, Inc., 7.875%, 7/15/2019	B2	550,000	601,562
Harbinger Group, Inc., 7.75%, 1/15/2022	Caa2	380,000	389,025

			2,638,261

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Tobacco - 0.1%
Vector Group Ltd., 7.75%, 2/15/2021	Ba3	580,000	$617,700

Total Consumer Staples			10,063,427

Energy - 6.8%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	3,155,000	3,879,738
Calfrac Holdings LP (Canada)[4], 7.50%, 12/1/2020	B1	590,000	634,250
Cameron International Corp., 3.70%, 6/15/2024	Baa1	1,000,000	1,009,292
Parker Drilling Co.[4], 6.75%, 7/15/2022	B1	580,000	603,200
PHI, Inc.[4], 5.25%, 3/15/2019	B2	615,000	627,300
Schlumberger Oilfield plc[4], 4.20%, 1/15/2021	Aa3	2,630,000	2,878,674
Shelf Drilling Holdings Ltd. (United Arab Emirates)[4], 8.625%, 11/1/2018	B1	375,000	401,250
Weatherford International Ltd., 9.625%, 3/1/2019	Baa3	6,175,000	8,103,422

			18,137,126

Oil, Gas & Consumable Fuels - 4.3%
Baytex Energy Corp. (Canada)[4], 5.125%, 6/1/2021	Ba3	630,000	633,937
Buckeye Partners LP, 4.15%, 7/1/2023	Baa3	3,380,000	3,483,678
Chesapeake Energy Corp.[6], 3.484%, 4/15/2019	Ba1	615,000	621,919
CNOOC Nexen Finance 2014 ULC (China), 1.625%, 4/30/2017	Aa3	3,465,000	3,473,895
Denbury Resources, Inc., 5.50%, 5/1/2022	B1	645,000	659,513
FTS International, Inc.[4], 6.25%, 5/1/2022	B2	425,000	434,563
Gazprom OAO Via Gaz Capital S.A. (Russia)[4], 9.25%, 4/23/2019	Baa1	4,530,000	5,498,287
Hess Corp., 8.125%, 2/15/2019	Baa2	705,000	886,865
Lukoil International Finance B.V. (Russia)[4], 3.416%, 4/24/2018	Baa2	3,690,000	3,662,325
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	Ba3	760,000	828,400
Petrobras Global Finance B.V. (Brazil)[6], 1.849%, 5/20/2016	Baa1	5,225,000	5,231,479
Petroleos Mexicanos (Mexico), 8.00%, 5/3/2019	A3	3,800,000	4,708,200
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	Ba3	805,000	851,287

			30,974,348

Total Energy			49,111,474

Financials - 40.6%
Banks - 12.6%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)[6], 9.00%, 5/29/2049	WR5	1,600,000	1,794,000
Banco Santander S.A. (Spain)[6], 6.375%, 5/29/2049	Ba2	1,800,000	1,809,000
Bank of America Corp., 5.75%, 8/15/2016	Baa3	3,715,000	4,053,344
Bank of America Corp., 6.875%, 4/25/2018	Baa2	2,295,000	2,703,811
Bank of America Corp., 7.625%, 6/1/2019	Baa2	5,445,000	6,725,560
Barclays Bank plc (United Kingdom)[4], 10.179%, 6/12/2021	Baa3	2,540,000	3,513,353
Barclays Bank plc (United Kingdom), 3.75%, 5/15/2024	A2	2,420,000	2,428,649
Barclays plc (United Kingdom)[6], 6.625%, 6/30/2049	B3	2,000,000	1,970,000

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
BBVA Bancomer S.A. (Mexico)[4], 6.75%, 9/30/2022	Baa2	4,300,000	$4,923,500
BNP Paribas - BNP Paribas US Medium-Term Note Program LLC (France)[4], 4.80%, 6/24/2015	Baa2	3,455,000	3,578,281
BPCE S.A. (France)[6], 2.83%, 7/29/2049	Ba2	3,795,000	3,421,762
Citigroup, Inc., 8.50%, 5/22/2019	Baa2	7,016,000	8,967,788
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. (Netherlands)[6], 8.40%, 11/29/2049	WR5	2,980,000	3,359,950
HSBC Bank plc (United Kingdom)[4], 1.50%, 5/15/2018	Aa3	4,190,000	4,157,217
HSBC USA Capital Trust I (United Kingdom)[4], 7.808%, 12/15/2026	Baa1	1,500,000	1,519,153
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa2	3,200,000	3,355,914
Intesa Sanpaolo S.p.A. (Italy)[4], 6.50%, 2/24/2021	Baa2	2,800,000	3,311,694
Intesa Sanpaolo S.p.A. (Italy)[4], 5.017%, 6/26/2024	Ba1	3,385,000	3,424,994
JPMorgan Chase & Co., 4.95%, 3/25/2020	A3	4,000,000	4,504,196
Lloyds Bank plc (United Kingdom)[4], 6.50%, 9/14/2020	Baa2	9,645,000	11,321,021
National City Corp., 6.875%, 5/15/2019	Baa1	1,920,000	2,293,098
Popular, Inc. (Puerto Rico), 7.00%, 7/1/2019	B2	870,000	883,050
Royal Bank of Scotland Group plc (United Kingdom), 5.125%, 5/28/2024	Ba3	1,000,000	1,015,399
The Royal Bank of Scotland plc (United Kingdom)[6], 9.50%, 3/16/2022	BBB[3]	1,430,000	1,676,675
Santander Bank N.A. (Spain), 8.75%, 5/30/2018	Baa2	888,000	1,080,949
Santander Issuances S.A.U. (Spain)[4], 5.911%, 6/20/2016	Baa2	3,290,000	3,460,300

			91,252,658

Capital Markets - 5.1%
Goldman Sachs Capital II6, 4.00%, 12/29/2049	Ba2	4,205,000	3,364,000
The Goldman Sachs Group, Inc.[6], 1.324%, 11/15/2018	Baa1	3,305,000	3,350,140
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	Baa1	3,000,000	3,398,331
The Goldman Sachs Group, Inc.[6], 1.83%, 11/29/2023	Baa1	3,305,000	3,406,397
Morgan Stanley, 2.125%, 4/25/2018	Baa2	5,070,000	5,125,694
Morgan Stanley, 5.50%, 1/26/2020	Baa2	4,485,000	5,133,387
Morgan Stanley, 5.75%, 1/25/2021	Baa2	3,940,000	4,576,803
Scottrade Financial Services, Inc.[4], 6.125%, 7/11/2021	Baa3	1,700,000	1,764,746
UBS AG (Switzerland)[6], 7.25%, 2/22/2022	BBB[3]	2,125,000	2,327,513
UBS AG (Switzerland), 7.625%, 8/17/2022	BBB[3]	1,940,000	2,335,900
UBS AG (Switzerland)[6], 4.75%, 5/22/2023	BBB[3]	2,270,000	2,323,913

			37,106,824

Consumer Finance - 2.6%
Ally Financial, Inc., 6.75%, 12/1/2014	B1	370,000	377,863
American Express Co.[6], 6.80%, 9/1/2066	Baa2	3,445,000	3,789,500
Capital One Bank USA National Association, 2.15%, 11/21/2018	A3	4,700,000	4,727,048
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2	3,385,000	4,099,177

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
CNG Holdings, Inc.[4], 9.375%, 5/15/2020	B3	705,000	$586,031
Discover Bank, 4.20%, 8/8/2023	Baa3	3,210,000	3,387,272
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3	575,000	619,562
Navient Corp., 6.125%, 3/25/2024	Ba3	640,000	648,800
TMX Finance LLC - TitleMax Finance Corp.[4], 8.50%, 9/15/2018	B3	370,000	392,200

			18,627,453

Diversified Financial Services - 5.7%
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	A3	2,195,000	2,612,215
CME Group, Inc., 3.00%, 9/15/2022	Aa3	3,005,000	2,990,633
General Electric Capital Corp., 5.625%, 5/1/2018	A1	2,150,000	2,463,545
General Electric Capital Corp.[6], 0.603%, 5/5/2026	A1	5,600,000	5,171,018
General Electric Capital Corp.[6], 7.125%, 12/29/2049	Baa1	3,105,000	3,664,521
ING Bank N.V. (Netherlands)[4], 5.80%, 9/25/2023	Baa2	3,195,000	3,599,167
ING Bank N.V. (Netherlands)[6], 4.125%, 11/21/2023	Baa2	3,465,000	3,564,619
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 7.375%, 4/1/2020	B1	575,000	603,750
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 6.875%, 4/15/2022	B1	410,000	414,100
Jefferies Group LLC, 5.125%, 4/13/2018	Baa3	4,000,000	4,382,492
Jefferies Group LLC, 8.50%, 7/15/2019	Baa3	6,925,000	8,656,250
Voya Financial, Inc., 2.90%, 2/15/2018	Baa3	2,050,000	2,124,292
Voya Financial, Inc., 5.50%, 7/15/2022	Baa3	1,100,000	1,259,850

			41,506,452

Insurance - 8.5%
Aegon N.V. (Netherlands)[6], 2.847%, 7/29/2049	Baa1	3,866,000	3,512,648
American International Group, Inc., 4.875%, 6/1/2022	Baa1	8,525,000	9,493,125
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2	7,140,000	7,097,474
AXA S.A. (France)[6], 2.73%, 1/29/2049	A3	1,000,000	917,600
AXA S.A. (France)[6], 2.81%, 8/29/2049	A3	3,855,000	3,505,737
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	5,495,000	6,188,920
First American Financial Corp., 4.30%, 2/1/2023	Baa3	3,160,000	3,168,462
Genworth Holdings, Inc., 7.625%, 9/24/2021	Baa3	7,955,000	9,966,469
Genworth Holdings, Inc.[6], 6.15%, 11/15/2066	Ba1	4,485,000	4,266,356
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	Baa3	6,915,000	7,863,136
Prudential Financial, Inc.[6], 5.875%, 9/15/2042	Baa2	4,960,000	5,387,800

			61,367,727

Real Estate Investment Trusts (REITS) - 5.9%
American Tower Corp., 3.40%, 2/15/2019	Baa3	6,600,000	6,904,623
American Tower Corp., 7.25%, 5/15/2019	Baa3	2,500,000	3,024,600
American Tower Trust I4, 1.551%, 3/15/2018	Aaa	1,625,000	1,618,388
Camden Property Trust, 5.70%, 5/15/2017	Baa1	4,025,000	4,509,944

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Corrections Corp. of America, 4.125%, 4/1/2020	Ba1	665,000	$660,013
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2	1,000,000	1,111,407
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2	4,180,000	4,490,281
DuPont Fabros Technology LP, 5.875%, 9/15/2021	Ba1	570,000	595,650
HCP, Inc., 6.70%, 1/30/2018	Baa1	4,500,000	5,247,072
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2	3,450,000	3,832,143
Rialto Holdings LLC - Rialto Corp.[4], 7.00%, 12/1/2018	B2	605,000	635,250
Simon Property Group LP, 6.125%, 5/30/2018	A2	3,000,000	3,490,350
Simon Property Group LP, 10.35%, 4/1/2019	A2	3,670,000	4,972,332
Ventas Realty LP - Ventas Capital Corp., 4.75%, 6/1/2021	Baa1	1,400,000	1,534,900

			42,626,953

Real Estate Management & Development - 0.1%
Forestar USA Real Estate Group, Inc.[4], 8.50%, 6/1/2022	B2	410,000	424,350

Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp.[4], 6.625%, 5/15/2019	B2	410,000	423,325
Prospect Holding Co. LLC - Prospect Holding Finance Co.[4], 10.25%, 10/1/2018	B2	425,000	420,750

			844,075

Total Financials			293,756,492

Health Care - 0.8%
Health Care Equipment & Supplies - 0.1%
Crimson Merger Sub, Inc.[4], 6.625%, 5/15/2022	Caa1	410,000	406,925

Health Care Providers & Services - 0.7%
Express Scripts Holding Co., 4.75%, 11/15/2021	Baa3	2,885,000	3,193,063
Fresenius Medical Care US Finance, Inc. (Germany), 6.875%, 7/15/2017	Ba2	90,000	101,925
Fresenius Medical Care US Finance, Inc. (Germany)[4], 6.50%, 9/15/2018	Ba2	850,000	960,500
Fresenius US Finance II, Inc. (Germany)[4], 9.00%, 7/15/2015	Ba1	540,000	581,850
HCA, Inc., 6.375%, 1/15/2015	B3	370,000	378,787

			5,216,125

Total Health Care			5,623,050

Industrials - 3.4%
Aerospace & Defense - 0.8%
DigitalGlobe, Inc., 5.25%, 2/1/2021	B1	580,000	574,200
Erickson, Inc., 8.25%, 5/1/2020	B1	460,000	472,650
Textron, Inc., 7.25%, 10/1/2019	Baa3	3,790,000	4,595,189

			5,642,039

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Air Freight & Logistics - 0.0%*
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[4,7], 10.00%, 2/15/2018	Caa2	240,000	$248,400

Airlines - 0.7%
Allegiant Travel Co., 5.50%, 7/15/2019	B1	630,000	640,237
American Airlines Pass-Through Trust, Series 2013-2, Class A4, 4.95%, 1/15/2023	A3	3,105,281	3,361,467
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B4, 6.375%, 1/2/2016	Ba2	165,000	176,550
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	Ba3	365,000	390,550
United Continental Holdings, Inc., 6.375%, 6/1/2018	B2	495,000	534,600

			5,103,404

Commercial Services & Supplies - 0.1%
Modular Space Corp.[4], 10.25%, 1/31/2019	B3	620,000	652,550

Construction & Engineering - 0.1%
Abengoa Finance S.A.U. (Spain)[4], 7.75%, 2/1/2020	B2	510,000	568,013

Machinery - 0.8%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	Ba1	1,250,000	1,275,000
CNH Industrial Capital LLC, 6.25%, 11/1/2016	Ba1	535,000	580,475
Joy Global, Inc., 5.125%, 10/15/2021	Baa2	2,350,000	2,562,586
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[4], 8.875%, 8/1/2020	B2	715,000	800,800
Waterjet Holdings, Inc.[4], 7.625%, 2/1/2020	B2	375,000	398,437

			5,617,298

Trading Companies & Distributors - 0.9%
Air Lease Corp., 3.375%, 1/15/2019	BBB[3]	5,045,000	5,190,044
Aircastle Ltd., 4.625%, 12/15/2018	Ba3	405,000	417,150
Aviation Capital Group Corp.[4], 6.75%, 4/6/2021	BB3	395,000	444,345
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	B3	405,000	431,325
International Lease Finance Corp., 8.625%, 9/15/2015	Ba2	335,000	362,637

			6,845,501

Total Industrials			24,677,205

Information Technology - 3.4%
Internet Software & Services - 0.5%
Tencent Holdings Ltd. (China)[4], 3.375%, 5/2/2019	A3	3,455,000	3,532,292

IT Services - 0.5%
Xerox Corp., 2.80%, 5/15/2020	Baa2	3,500,000	3,494,341

Semiconductors & Semiconductor Equipment - 0.8%
Magnachip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	B2	495,000	488,813

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc., 3.00%, 3/15/2021	A3	5,180,000	$5,228,210

			5,717,023

Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc., 2.40%, 5/3/2023	Aa1	1,690,000	1,596,524
EMC Corp., 2.65%, 6/1/2020	A1	3,715,000	3,745,400
Hewlett-Packard Co.[6], 1.174%, 1/14/2019	Baa1	6,680,000	6,733,213

			12,075,137

Total Information Technology			24,818,793

Materials - 5.6%
Chemicals - 0.5%
The Mosaic Co., 4.25%, 11/15/2023	Baa1	1,680,000	1,773,504
Potash Corp. of Saskatchewan, Inc. (Canada), 6.50%, 5/15/2019	A3	1,430,000	1,713,911

			3,487,415

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[4,6], 3.211%, 12/15/2019	Ba3	630,000	628,425

Metals & Mining - 4.1%
ArcelorMittal (Luxembourg), 10.35%, 6/1/2019	Ba1	475,000	608,000
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	3,230,000	3,887,089
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	Baa3	2,500,000	2,559,233
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	Baa3	1,000,000	978,566
Freeport-McMoRan Copper & Gold, Inc., 3.10%, 3/15/2020	Baa3	2,350,000	2,373,234
MMC Finance Ltd. (Russia), 4.375%, 4/30/2018	Baa2	3,205,000	3,221,025
Plains Exploration & Production Co., 6.125%, 6/15/2019	Baa3	4,475,000	4,944,875
Plains Exploration & Production Co., 6.50%, 11/15/2020	Baa3	2,925,000	3,265,031
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	A3	4,000,000	4,212,820
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[4], 7.375%, 2/1/2020	B1	595,000	635,162
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa2	3,010,000	3,073,851

			29,758,886

Paper & Forest Products - 0.9%
International Paper Co., 7.50%, 8/15/2021	Baa2	5,330,000	6,791,353

Total Materials			40,666,079

Telecommunication Services - 3.5%
Diversified Telecommunication Services - 0.9%
Telefonica Emisiones S.A.U. (Spain), 5.877%, 7/15/2019	Baa2	5,780,000	6,701,263

Wireless Telecommunication Services - 2.6%
Altice Financing S.A. (Luxembourg)[4], 6.50%, 1/15/2022	B1	605,000	644,325

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT2/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
America Movil S.A.B. de C.V. (Mexico), 5.00%, 3/30/2020	A2	4,980,000	$5,521,177
CPI International, Inc., 8.75%, 2/15/2018	Caa1	390,000	408,525
Crown Castle Towers LLC[4], 6.113%, 1/15/2020	A2	4,070,000	4,790,496
Crown Castle Towers LLC[4], 4.883%, 8/15/2020	A2	610,000	673,794
Digicel Ltd. (Jamaica)[4], 6.00%, 4/15/2021	B1	585,000	604,013
SBA Tower Trust[4], 5.101%, 4/17/2017	A2	2,095,000	2,243,341
SBA Tower Trust[4], 2.933%, 12/15/2017	A2	1,515,000	1,543,943
SBA Tower Trust[4], 3.598%, 4/15/2018	Baa3	1,640,000	1,649,602
UPCB Finance VI Ltd. (Netherlands)[4], 6.875%, 1/15/2022	Ba3	550,000	600,875

			18,680,091

Total Telecommunication Services			25,381,354

Utilities - 0.5%
Gas Utilities - 0.3%
National Fuel Gas Co., 3.75%, 3/1/2023	Baa2	2,000,000	1,975,732

Independent Power and Renewable Electricity Producers - 0.2%
AES Corp.[6], 3.229%, 6/1/2019	Ba3	620,000	624,650
ContourGlobal Power Holdings S.A. (France)[4], 7.125%, 6/1/2019	B3	625,000	623,750
NRG Energy, Inc.[4], 6.25%, 7/15/2022	B1	595,000	633,675

			1,882,075

Total Utilities			3,857,807

Total Non-Convertible Corporate Bonds
(Identified Cost $515,453,170)			542,612,969

TOTAL CORPORATE BONDS
(Identified Cost $521,789,920)			549,107,781

PREFERRED STOCKS - 1.1%
Financials - 1.1%
Banks - 0.5%
U.S. Bancorp., Series F (non-cumulative), 6.50%[8]	Baa1	114,010	3,221,923

Insurance - 0.2%
Principal Financial Group, Inc., Series A (non-cumulative), 5.563%[8]	Ba1	16,100	1,642,200

Real Estate Investment Trusts (REITS) - 0.4%
Public Storage, Series Q, 6.50%	A3	109,100	2,840,964

TOTAL PREFERRED STOCKS
(Identified Cost $7,175,675)			7,705,087

ASSET-BACKED SECURITIES - 0.8%
FDIC Trust, Series 2011-R1, Class A4, 2.672%, 7/25/2026	WR5	669,640	688,719

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[4], 5.29%, 3/25/2016	Aaa	2,585,000	$2,647,208
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[4], 3.74%, 2/25/2017	Aaa	2,360,000	2,460,564
SLM Student Loan Trust, Series 2002-4, Class A4[6], 0.371%, 3/15/2017	Aaa	18,454	18,450

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $5,632,549)			5,814,941

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.6%
Americold LLC Trust, Series 2010-ARTA, Class A1[4], 3.847%, 1/14/2029	AAA[3]	309,847	327,683
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa	325,461	349,351
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa	607,972	629,551
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA[3]	626,793	673,761
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM6, 5.568%, 10/12/2041	A3	800,000	869,266
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[4], 3.759%, 4/15/2044	Aaa	240,000	249,997
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[4], 3.156%, 7/10/2046	Aaa	1,148,638	1,172,850
Commercial Mortgage Trust, Series 2006-GG7, Class A4[6], 5.819%, 7/10/2038	Aaa	1,646,058	1,771,644
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[4,6], 2.50%, 5/25/2043	AAA[3]	1,542,209	1,435,749
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4,6], 2.13%, 2/25/2043	AAA[3]	1,401,051	1,283,049
Extended Stay America Trust, Series 2013-ESH7, Class A27[4], 2.958%, 12/5/2031	Aaa	1,500,000	1,521,846
Fannie Mae Interest Strip, Series 398, Class C3 (IO), 4.50%, 5/25/2039	WR5	8,073,473	1,562,983
Fannie Mae Interest Strip, Series 408, Class C1 (IO), 4.00%, 12/25/2040	WR5	6,076,218	1,254,387
Fannie Mae Interest Strip, Series 409, Class C15 (IO), 4.00%, 11/25/2039	WR5	8,102,060	1,676,574
Fannie Mae Interest Strip, Series 413, Class C32 (IO), 4.00%, 1/25/2039	WR5	8,038,760	1,695,048
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	WR5	1,258,259	1,265,422
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class AX (IO)[6], 1.377%, 11/25/2019	WR5	7,684,750	491,855
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[6], 1.482%, 8/25/2020	WR5	11,360,667	780,307
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[6], 1.251%, 4/25/2021	WR5	8,059,052	569,364

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[6], 1.569%, 10/25/2021	WR5	5,142,782	$475,841
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[6], 1.439%, 12/25/2021	WR5	6,823,582	576,599
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[6], 1.509%, 6/25/2022	WR5	18,487,952	1,764,712
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[6], 0.227%, 4/25/2023	Aaa	61,654,156	1,040,599
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[6], 0.124%, 5/25/2023	WR5	36,505,490	358,192
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[6], 1.588%, 10/25/2018	WR5	8,429,728	506,610
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	WR5	1,480,000	1,483,039
Freddie Mac REMICS, Series 4125, Class SH (IO)[6], 5.998%, 11/15/2042	WR5	10,655,731	1,988,060
Freddie Mac REMICS, Series 4132, Class IO (IO), 4.50%, 11/15/2042	WR5	5,699,723	1,165,679
FREMF Mortgage Trust, Series 2011-K701, Class B4,6, 4.286%, 7/25/2048	A3	950,000	1,012,067
FREMF Mortgage Trust, Series 2011-K702, Class B4,6, 4.77%, 4/25/2044	A3	230,000	249,698
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[4], 0.10%, 6/25/2046	WR5	96,067,878	660,467
FREMF Mortgage Trust, Series 2013-K712, Class B4,6, 3.368%, 5/25/2045	A3	1,300,000	1,330,949
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4[6], 5.244%, 1/12/2043	Aaa	850,000	891,466
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AM6, 5.285%, 1/12/2043	Baa1	460,000	484,385
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4[6], 5.237%, 12/15/2044	Aaa	1,670,000	1,746,337
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[6], 5.866%, 4/15/2045	Aaa	1,075,000	1,156,310
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[4], 4.07%, 11/15/2043	AAA[3]	750,000	808,163
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[4,6], 3.00%, 3/25/2043	WR5	1,204,921	1,173,857
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,6], 3.50%, 5/25/2043	AAA[3]	1,417,886	1,425,787
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[4,6], 3.00%, 6/25/2029	AAA[3]	1,800,000	1,840,219
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[4], 2.767%, 1/20/2041	Aaa	1,425,000	1,441,755
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A6, 5.23%, 9/15/2042	Aaa	178,313	184,391

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[4], 3.884%, 9/15/2047	AAA[3]		200,000	$207,783
Motel 6 Trust, Series 2012-MTL6, Class A2[4], 1.948%, 10/5/2025	AAA[3]		1,055,000	1,056,198
OBP Depositor LLC Trust, Series 2010-OBP, Class A4, 4.646%, 7/15/2045	AAA[3]		420,000	468,451
Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[4,6], 1.452%, 12/15/2028	AAA[3]		947,572	949,281
SCG Trust, Series 2013-SRP1, Class AJ4,6, 2.102%, 11/15/2026	AAA[3]		2,000,000	2,006,298
Sequoia Mortgage Trust, Series 2011-2, Class A1[6], 3.90%, 9/25/2041	WR5		821,108	837,427
Sequoia Mortgage Trust, Series 2012-2, Class A2[6], 3.50%, 4/25/2042	WR5		1,804,948	1,838,865
Sequoia Mortgage Trust, Series 2013-2, Class A1[6], 1.874%, 2/25/2043	AAA[3]		1,267,625	1,131,155
Sequoia Mortgage Trust, Series 2013-7, Class A2[6], 3.00%, 6/25/2043	AAA[3]		985,393	941,314
Sequoia Mortgage Trust, Series 2013-8, Class A1[6], 3.00%, 6/25/2043	Aaa		1,335,900	1,276,455
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4, 4.004%, 9/13/2028	AAA[3]		1,195,000	1,281,069
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6], 5.239%, 10/15/2044	Aaa		1,019,876	1,064,674
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM6, 5.33%, 12/15/2044	Baa3		1,060,000	1,118,097
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6], 6.011%, 6/15/2045	Aaa		1,220,000	1,320,782
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4], 4.393%, 11/15/2043	Aaa		1,350,000	1,479,034
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[4,6], 4.869%, 2/15/2044	Aaa		1,550,000	1,742,629

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $62,661,164)				62,065,381

FOREIGN GOVERNMENT BONDS - 3.9%

Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019	Baa2		1,300,000	1,693,250
Chile Government International Bond (Chile), 5.50%, 8/5/2020	Aa3	CLP	1,800,000,000	3,398,100
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	A3	MYR	8,905,000	2,825,137
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	A3	MXN	55,455,000	4,563,279
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	A3	MXN	64,000,000	5,102,334
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3	MXN	35,000,000	3,101,663
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3	MXN	63,000,000	5,161,426
Russian Foreign Bond - Eurobond (Russia)[4], 5.00%, 4/29/2020	Baa1		2,500,000	2,665,000

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $27,745,282)				28,510,189

MUNICIPAL BONDS - 1.0%
Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2021	B1		3,625,000	3,565,006

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT2/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2022	B1	3,750,000	$3,663,338

TOTAL MUNICIPAL BONDS
(Identified Cost $6,894,258)			7,228,344

MUTUAL FUNDS - 1.0%

Direxion Daily 20 Year Plus Treasury Bear 3x Shares**		35,992	1,737,334
John Hancock Preferred Income Fund		10,500	216,195
ProShares Short 20+ Year Treasury**		182,612	5,259,225

TOTAL MUTUAL FUNDS
(Identified Cost $7,183,703)			7,212,754

U.S. GOVERNMENT AGENCIES - 4.5%

Mortgage-Backed Securities - 4.5%

Fannie Mae, Pool #888468, 5.50%, 9/1/2021		1,311,209	1,433,692
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		107,272	116,410
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		121,310	133,220
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		870,692	951,890
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		155,083	169,823
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		1,458,560	1,594,599
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		92,343	101,435
Fannie Mae, Pool #AK4747, 3.50%, 3/1/2027		581,993	617,543
Fannie Mae, Pool #AB9483, 2.50%, 5/1/2028		2,115,705	2,151,940
Fannie Mae, Pool #AT8568, 2.50%, 5/1/2028		1,857,738	1,889,555
Fannie Mae, Pool #AT8059, 2.50%, 7/1/2028		1,371,431	1,394,919
Fannie Mae, Pool #AU1270, 2.50%, 7/1/2028		805,555	819,352
Fannie Mae, Pool #AU1783, 2.50%, 8/1/2028		869,034	883,918
Fannie Mae, Pool #AS0945, 2.50%, 11/1/2028		1,086,629	1,105,318
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		705,016	770,435
Fannie Mae, Pool #918516, 5.50%, 6/1/2037		487,019	544,871
Fannie Mae, Pool #933731, 5.50%, 4/1/2038		599,444	670,650
Fannie Mae, Pool #889624, 5.50%, 5/1/2038		633,801	709,088
Fannie Mae, Pool #995876, 6.00%, 11/1/2038		1,659,882	1,868,532
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039		651,053	728,389
Fannie Mae, Pool #AT3045, 3.00%, 4/1/2043		331,191	328,373
Fannie Mae, Pool #AB9782, 3.00%, 7/1/2043		765,189	758,204
Fannie Mae, Pool #MA1489, 3.00%, 7/1/2043		694,688	687,081
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020		498,465	533,808
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022		150,884	165,726
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022		113,056	124,222
Freddie Mac, Pool #J19935, 2.50%, 8/1/2022		1,174,004	1,208,752
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023		83,504	91,274
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023		149,219	163,672

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	PRINCIPAL AMOUNT2/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)

Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	64,963	$71,085
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	1,255,466	1,369,299
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	1,244,297	1,361,028
Freddie Mac, Pool #C91754, 4.50%, 2/1/2034	375,875	411,138
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	736,185	820,596
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	704,100	784,832
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	606,456	675,991
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	64,958	72,406
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	509,623	572,017
Freddie Mac, Pool #C09026, 2.50%, 2/1/2043	1,439,360	1,364,103
Freddie Mac, Pool #V80002, 2.50%, 4/1/2043	1,787,337	1,693,880
Freddie Mac, Pool #Q19115, 3.00%, 6/1/2043	744,624	737,250

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $32,057,792)		32,650,316

SHORT-TERM INVESTMENT - 3.1%

Dreyfus Cash Management, Inc. - Institutional Shares[9], 0.03%,
(Identified Cost $22,638,293)	22,638,293	22,638,293

TOTAL INVESTMENTS - 99.8%
(Identified Cost $693,778,636)		722,933,086
OTHER ASSETS, LESS LIABILITIES - 0.2%		1,277,487

NET ASSETS - 100%		$724,210,573

CLP - Chilean Peso

Impt. - Improvement

IO - Interest only

MXN - Mexican Peso

MYR - Malaysian Ringgit

*Less than 0.1% .

**Non-income producing security.

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3Credit ratings from S&P (unaudited).

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $142,763,818 or 19.7%, of the Series’ net assets as of June 30, 2014 (see Note 2 to the financial statements).

5Credit rating has been withdrawn. As of June 30, 2014, there is no rating available (unaudited).

6The coupon rate is floating and is the effective rate as of June 30, 2014.

7Represents a Payment-In-Kind bond.

8The rate shown is a fixed rate as of June 30, 2014; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2015 to 2022.

9Rate shown is the current yield as of June 30, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Statement of Assets and Liabilities

June 30, 2014 (unaudited)

ASSETS:

Investments, at value (identified cost $693,778,636) (Note 2)	$722,933,086
Cash	411
Interest receivable	6,956,780
Receivable for fund shares sold	402,243
Dividends receivable	44,589
Prepaid and other expenses	1,198

TOTAL ASSETS	730,338,307

LIABILITIES:

Accrued management fees (Note 3)	266,431
Accrued shareholder services fees (Class S) (Note 3)	138,513
Accrued fund accounting and administration fees (Note 3)	23,021
Accrued transfer agent fees (Note 3)	2,860
Accrued Directors’ fees (Note 3)	2,385
Payable for securities purchased	5,252,638
Payable for fund shares repurchased	382,962
Other payables and accrued expenses	58,924

TOTAL LIABILITIES	6,127,734

TOTAL NET ASSETS	$724,210,573

NET ASSETS CONSIST OF:

Capital stock	$665,266
Additional paid-in-capital	686,301,653
Undistributed net investment income	2,584,251
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	5,503,918
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	29,155,485

TOTAL NET ASSETS	$724,210,573

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($676,844,849/61,765,529 shares)	$10.96

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($47,365,724/4,761,106 shares)	$9.95

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Statement of Operations

For the Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:

Interest	$13,560,249
Dividends (net of foreign taxes withheld, $2,151)	234,008

Total Investment Income	13,794,257

EXPENSES:

Management fees (Note 3)	1,563,082
Shareholder services fees (Class S) (Note 3)	829,617
Fund accounting and administration fees (Note 3)	73,093
Transfer agent fees (Note 3)	9,299
Directors’ fees (Note 3)	4,791
Chief Compliance Officer service fees (Note 3)	1,347
Custodian fees	22,374
Miscellaneous	58,444

Total Expenses	2,562,047

NET INVESTMENT INCOME	11,232,210

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-Investments	7,716,191
Foreign currency transactions and translation of other assets and liabilities	(32,593)

7,683,598

Net change in unrealized appreciation (depreciation) on-Investments	9,686,266
Foreign currency and translation of other assets and liabilities	1,924

9,688,190

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	17,371,788

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,603,998

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE YEAR ENDED 12/31/13
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$11,232,210	$21,992,534
Net realized gain on investments and foreign currency	7,683,598	9,768,099
Net change in unrealized appreciation (depreciation) on investments and foreign currency	9,688,190	(32,426,616)

Net increase (decrease) from operations	28,603,998	(665,983)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(8,097,580)	(21,928,376)
From net investment income (Class I)	(545,334)	(258,166)
From net realized gain on investments (Class S)	—	(14,602,709)
From net realized gain on investments (Class I)	—	(353,578)

Total distributions to shareholders	(8,642,914)	(37,142,829)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	31,373,358	79,603,385

Net increase in net assets	51,334,442	41,794,573

NET ASSETS:

Beginning of period	672,876,131	631,081,558

End of period (including undistributed net investment income of $2,584,251 and distributions in excess of net investment income of $5,045, respectively)	$724,210,573	$672,876,131

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE YEARS ENDED
		12/31/13		12/31/12	12/31/11	12/31/10	12/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.65	$11.27		$10.67	$10.96	$10.49	$9.66

Income (loss) from investment operations:
Net investment income[1]	0.17	0.37		0.45	0.51	0.55	0.57
Net realized and unrealized gain (loss) on investments	0.27	(0.38)		0.70	0.03	0.51	0.82

Total from investment operations	0.44	(0.01)		1.15	0.54	1.06	1.39

Less distributions to shareholders:
From net investment income	(0.13)	(0.37)		(0.45)	(0.51)	(0.52)	(0.56)
From net realized gain on investments	—	(0.24)		(0.10)	(0.32)	(0.07)	—

Total distributions to shareholders	(0.13)	(0.61)		(0.55)	(0.83)	(0.59)	(0.56)

Net asset value - End of period	$10.96	$10.65		$11.27	$10.67	$10.96	$10.49

Net assets - End of period (000’s omitted)	$676,845	$653,668		$631,082	$569,583	$535,355	$395,308

Total return[2]	4.16%	(0.02%)		10.94%	4.91%	10.18%	14.35%
Ratios (to average net assets)/ Supplemental Data:
Expenses**	0.75%[3]	0.75%		0.75%	0.75%	0.76%	0.78%
Net investment income	3.22%[3]	3.35%		4.01%	4.56%	4.92%	5.60%
Portfolio turnover	37%	49%		41%	35%	31%	72%

*Effective August 1, 2013, the shares of the Series have been designated as Class S.
**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	0.00	% [4]	N/A	N/A	0.00%[4]	0.00%[4]

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE PERIOD 8/1/13[1] TO 12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.68	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.17	0.15
Net realized and unrealized gain (loss) on investments	0.24	0.00 [3]

Total from investment operations	0.41	0.15

Less distributions to shareholders:
From net investment income	(0.14)	(0.23)
From net realized gain on investments	—	(0.24)

Total distributions to shareholders	(0.14)	(0.47)

Net asset value - End of period	$9.95	$9.68

Net assets - End of period (000’s omitted)	$47,366	$19,209

Total return[4]	4.29%	1.60%
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.50%	0.50%
Net investment income[5]	3.56%	3.55%
Portfolio turnover	37%	49%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	0.00%[5,6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01 per share.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

5Annualized.

6Less than 0.01% .

The accompanying notes are an integral part of the financial statements.

Core Plus Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Core Plus Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same except the Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2014, 10.6 billion shares have been designated in total among 42 series, of which 125 million have been designated as Core Plus Bond Series Class S common stock and 100 million have been designated as Core Plus Bond Series Class I common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service that utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and

Core Plus Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred securities:
Financials	$7,705,087	$7,705,087	$—	$—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	32,650,316	—	32,650,316	—
States and political subdivisions (municipals)	7,228,344	—	7,228,344	—
Corporate debt:
Consumer Discretionary	64,657,288	—	64,657,288	—
Consumer Staples	10,063,427	—	10,063,427	—
Energy	49,111,474	—	49,111,474	—
Financials	293,756,492	—	293,756,492	—
Health Care	5,623,050	—	5,623,050	—
Industrials	24,677,205	—	24,677,205	—
Information Technology	24,818,793	—	24,818,793	—
Materials	40,666,079	—	40,666,079	—
Telecommunication Services	25,381,354	—	25,381,354	—
Utilities	3,857,807	—	3,857,807	—
Convertible corporate debt:
Consumer Discretionary	3,453,328	—	3,453,328	—
Financials	3,041,484	—	3,041,484	—
Asset-backed securities	5,814,941	—	5,814,941	—
Commercial mortgage-backed securities	62,065,381	—	62,065,381	—
Foreign government bonds	28,510,189	—	28,510,189	—
Mutual funds	29,851,047	29,851,047	—	—

Total assets	$722,933,086	$37,556,134	$685,376,952	$—

There were no Level 3 securities held by the Series as of December 31, 2013 or June 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2014.

Core Plus Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific examples are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. The Series did not hold any forward foreign currency exchange contracts during the six months ended June 30, 2014.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2014.

Core Plus Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2014.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were held by the Series on June 30, 2014.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2014, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2010 through December 31, 2013. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may

Core Plus Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications (continued)

also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. An Audit Committee Chair, who receives an additional annual stipend for this role, was appointed to the Fund.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2015, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of each share class’ shareholder services fee, at no more than 0.50% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2014. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program,

Core Plus Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2014, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $225,526,329 and $198,237,348 respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $62,809,128 and $51,076,829, respectively.

5.	Capital Stock Transactions

Transactions in shares of Class S and Class I of Core Plus Bond Series were:

CLASS S:	FOR THE SIX MONTHS ENDED 6/30/14		FOR THE YEAR ENDED 12/31/13
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	4,160,892	$45,079,369	8,695,764	$96,976,503
Reinvested	719,102	7,818,684	3,288,151	35,520,781
Repurchased	(4,512,340)	(48,940,345)	(6,571,916)	(72,512,697)

Total	367,654	$3,957,708	5,411,999	$59,984,587

CLASS I:	FOR THE SIX MONTHS ENDED 6/30/14		FOR THE PERIOD 8/1/13 (COMMENCEMENT OF OPERATIONS) TO 12/31/13
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,956,153	$29,187,853	2,073,386	$20,502,845
Reinvested	28,473	281,514	23,034	223,208
Repurchased	(208,649)	(2,053,717)	(111,291)	(1,107,255)

Total	2,775,977	$27,415,650	1,985,129	$19,618,798

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2014.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign

Core Plus Bond Series

Notes to Financial Statements (continued)

(unaudited)

7.	Foreign Securities (continued)

governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2013 were as follows:

Ordinary income	$22,144,885
Long-term capital gains	14,997,944

At June 30, 2014, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$693,779,697
Unrealized appreciation	32,006,768
Unrealized depreciation	(2,853,379)

Net unrealized appreciation	$29,153,389

{This page intentionally left blank}

Core Plus Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCPB-6/14-SAR

MANNING & NAPIER

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2014

HIGH YIELD BOND SERIES
www.manning-napier.com

High Yield Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each Class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14-6/30/14	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,053.80	$5.65	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	$5.56	1.11%
Class I
Actual	$1,000.00	$1,055.70	$4.33	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

High Yield Bond Series

Portfolio Composition as of June 30, 2014

(unaudited)

2

High Yield Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

LOAN ASSIGNMENTS - 3.2%

Crown Castle Operating Co., 1st Lien Term Loan B2, 3.25%,1/31/2021	Ba2	$3,979,992	$3,978,041
NRG Energy, Inc. Term B, 2.75%,7/1/2018	Baa3	3,984,874	3,974,553

TOTAL LOAN ASSIGNMENTS
(Identified Cost $7,957,986)			7,952,594

CORPORATE BONDS - 96.1%

Non-Convertible Corporate Bonds - 96.1%
Consumer Discretionary - 12.3%
Auto Components - 3.8%
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 3.50%, 3/15/2017	Ba3	3,485,000	3,524,206
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 6.00%, 8/1/2020	Ba3	3,080,000	3,299,450
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	Ba3	2,445,000	2,561,137

			9,384,793

Hotels, Restaurants & Leisure - 0.8%
Royal Caribbean Cruises Ltd., 11.875%, 7/15/2015	Ba1	1,840,000	2,037,800

Household Durables - 4.0%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[2], 6.125%, 7/1/2022	B2	3,270,000	3,400,800
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	B2	2,955,000	2,955,000
Weyerhaeuser Real Estate Co.[2], 4.375%, 6/15/2019	B1	3,650,000	3,659,125

			10,014,925

Media - 3.7%
Cogeco Cable, Inc. (Canada)[2], 4.875%, 5/1/2020	BB3	2,400,000	2,430,000
Columbus International, Inc. (Barbados)[2], 7.375%, 3/30/2021	B2	2,290,000	2,467,475
Sirius XM Radio, Inc.[2], 4.25%, 5/15/2020	B1	4,480,000	4,418,400

			9,315,875

Total Consumer Discretionary			30,753,393

Consumer Staples - 10.4%
Beverages - 1.0%
Crestview DS Merger Sub II, Inc.[2], 10.00%, 9/1/2021	B3	2,115,000	2,363,513

Food & Staples Retailing - 3.8%
C&S Group Enterprises, LLC[2], 5.375%, 7/15/2022	B1	3,720,000	3,738,600
KeHE Distributors LLC - KeHE Finance Corp.[2], 7.625%, 8/15/2021	B3	2,915,000	3,177,350
Shearer’s Foods LLC - Chip Finance Corp.[2], 9.00%, 11/1/2019	B1	2,390,000	2,617,050

			9,533,000

Food Products - 1.9%
Land O’ Lakes, Inc.[2], 6.00%, 11/15/2022	Ba2	1,785,000	1,923,337

The accompanying notes are an integral part of the financial statements.

3

High Yield Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food Products (continued)
Pinnacle Operating Corp.[2], 9.00%, 11/15/2020	Caa1	$2,685,000	$2,913,225

			4,836,562

Household Products - 2.1%
Harbinger Group, Inc., 7.875%, 7/15/2019	B2	2,885,000	3,155,469
Harbinger Group, Inc., 7.75%, 1/15/2022	Caa2	2,000,000	2,047,500

			5,202,969

Tobacco - 1.6%
Vector Group Ltd., 7.75%, 2/15/2021	Ba3	3,000,000	3,195,000
Vector Group Ltd.[2], 7.75%, 2/15/2021	Ba3	800,000	852,000

			4,047,000

Total Consumer Staples			25,983,044

Energy - 16.5%
Energy Equipment & Services - 5.0%
Calfrac Holdings LP (Canada)[2], 7.50%, 12/1/2020	B1	3,385,000	3,638,875
Parker Drilling Co.[2], 6.75%, 7/15/2022	B1	3,165,000	3,291,600
PHI, Inc.[2], 5.25%, 3/15/2019	B2	3,525,000	3,595,500
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.625%, 11/1/2018	B1	1,890,000	2,022,300

			12,548,275

Oil, Gas & Consumable Fuels - 11.5%
Baytex Energy Corp. (Canada)[2], 5.125%, 6/1/2021	Ba3	3,655,000	3,677,844
Chesapeake Energy Corp.[4], 3.484%, 4/15/2019	Ba1	3,520,000	3,559,600
Denbury Resources, Inc., 5.50%, 5/1/2022	B1	3,675,000	3,757,688
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	B3	3,090,000	3,306,300
FTS International, Inc.[2], 6.25%, 5/1/2022	B2	2,470,000	2,525,575
Ithaca Energy, Inc. (United Kingdom)[2], 8.125%, 7/1/2019	Caa1	2,500,000	2,500,000
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	Ba3	4,010,000	4,370,900
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	Ba3	4,625,000	4,890,938

			28,588,845

Total Energy			41,137,120

Financials - 18.7%
Banks - 2.0%
Popular, Inc. (Puerto Rico), 7.00%, 7/1/2019	B2	5,020,000	5,095,300

Capital Markets - 0.9%
Scottrade Financial Services, Inc.[2], 6.125%, 7/11/2021	Baa3	2,250,000	2,335,693

Consumer Finance - 5.6%
Ally Financial, Inc., 6.75%, 12/1/2014	B1	2,020,000	2,062,925
CNG Holdings, Inc.[2], 9.375%, 5/15/2020	B3	3,150,000	2,618,437

The accompanying notes are an integral part of the financial statements.

4

High Yield Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)

Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3	$3,125,000	$3,367,188
Navient Corp., 6.125%, 3/25/2024	Ba3	3,650,000	3,700,188
TMX Finance LLC - TitleMax Finance Corp.[2], 8.50%, 9/15/2018	B3	2,100,000	2,226,000

			13,974,738

Diversified Financial Services - 2.2%
Jefferies Finance LLC - JFIN Co-Issuer Corp.[2], 7.375%, 4/1/2020	B1	2,970,000	3,118,500
Jefferies Finance LLC - JFIN Co-Issuer Corp.[2], 6.875%, 4/15/2022	B1	2,400,000	2,424,000

			5,542,500

Real Estate Investment Trusts (REITS) - 4.2%
Corrections Corp. of America, 4.125%, 4/1/2020	Ba1	3,785,000	3,756,613
DuPont Fabros Technology LP, 5.875%, 9/15/2021	Ba1	3,050,000	3,187,250
Rialto Holdings LLC - Rialto Corp.[2], 7.00%, 12/1/2018	B2	3,485,000	3,659,250

			10,603,113

Real Estate Management & Development - 1.0%
Forestar USA Real Estate Group, Inc.[2], 8.50%, 6/1/2022	B2	2,350,000	2,432,250

Thrifts & Mortgage Finance - 2.8%
Ocwen Financial Corp.[2], 6.625%, 5/15/2019	B2	2,350,000	2,426,375
Prospect Holding Co. LLC - Prospect Holding Finance Co.[2], 10.25%, 10/1/2018	B2	2,470,000	2,445,300
Provident Funding Associates LP - PFG Finance Corp.[2], 6.75%, 6/15/2021	Ba3	1,985,000	2,009,813

			6,881,488

Total Financials			46,865,082

Health Care - 5.5%
Health Care Equipment & Supplies - 0.9%
Crimson Merger Sub, Inc.[2], 6.625%, 5/15/2022	Caa1	2,350,000	2,332,375

Health Care Providers & Services - 4.6%
Fresenius Medical Care US Finance, Inc. (Germany), 6.875%, 7/15/2017	Ba2	2,930,000	3,318,225
Fresenius Medical Care US Finance, Inc. (Germany)[2], 6.50%, 9/15/2018	Ba2	2,485,000	2,808,050
Fresenius US Finance II, Inc. (Germany)[2], 9.00%, 7/15/2015	Ba1	2,925,000	3,151,687
HCA, Inc., 6.375%, 1/15/2015	B3	2,020,000	2,067,975

			11,345,937

Total Health Care			13,678,312

The accompanying notes are an integral part of the financial statements.

5

High Yield Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials - 18.2%
Aerospace & Defense - 2.4%
DigitalGlobe, Inc., 5.25%, 2/1/2021	B1	$3,320,000	$3,286,800
Erickson, Inc., 8.25%, 5/1/2020	B1	2,530,000	2,599,575

			5,886,375

Air Freight & Logistics - 1.0%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[2,5], 10.00%, 2/15/2018	Caa2	2,485,000	2,571,975

Airlines - 3.9%
Allegiant Travel Co., 5.50%, 7/15/2019	B1	3,645,000	3,704,231
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B2, 6.375%, 1/2/2016	Ba2	1,890,000	2,022,300
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	Ba3	850,000	909,500
United Continental Holdings, Inc., 6.375%, 6/1/2018	B2	2,880,000	3,110,400

			9,746,431

Commercial Services & Supplies - 1.5%
Modular Space Corp.[2], 10.25%, 1/31/2019	B3	3,560,000	3,746,900

Construction & Engineering - 1.2%
Abengoa Finance S.A.U. (Spain)[2], 7.75%, 2/1/2020	B2	2,720,000	3,029,400

Machinery - 4.4%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	Ba1	2,500,000	2,550,000
CNH Industrial Capital LLC, 6.25%, 11/1/2016	Ba1	2,885,000	3,130,225
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[2], 8.875%, 8/1/2020	B2	2,760,000	3,091,200
Waterjet Holdings, Inc.[2], 7.625%, 2/1/2020	B2	2,095,000	2,225,937

			10,997,362

Trading Companies & Distributors - 3.8%
Aircastle Ltd., 4.625%, 12/15/2018	Ba3	2,190,000	2,255,700
Aviation Capital Group Corp.[2], 6.75%, 4/6/2021	BB3	2,590,000	2,913,556
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	B3	2,185,000	2,327,025
International Lease Finance Corp., 8.625%, 9/15/2015	Ba2	1,840,000	1,991,800

			9,488,081

Total Industrials			45,466,524

Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Magnachip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	B2	2,705,000	2,671,187

The accompanying notes are an integral part of the financial statements.

6

High Yield Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 4.2%
Containers & Packaging - 1.4%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[2,4], 3.211%, 12/15/2019	Ba3	$3,645,000	$3,635,888

Metals & Mining - 2.8%
ArcelorMittal (Luxembourg), 10.35%, 6/1/2019	Ba1	2,625,000	3,360,000
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[2], 7.375%, 2/1/2020	B1	3,390,000	3,618,825

			6,978,825

Total Materials			10,614,713

Telecommunication Services - 5.0%
Wireless Telecommunication Services - 5.0%
Altice Financing S.A. (Luxembourg)[2], 6.50%, 1/15/2022	B1	3,225,000	3,434,625
CPI International, Inc., 8.75%, 2/15/2018	Caa1	2,330,000	2,440,675
Digicel Ltd. (Jamaica)[2], 6.00%, 4/15/2021	B1	3,095,000	3,195,587
UPCB Finance VI Ltd. (Netherlands)[2], 6.875%, 1/15/2022	Ba3	3,215,000	3,512,388

Total Telecommunication Services			12,583,275

Utilities - 4.2%
Independent Power and Renewable Electricity Producers - 4.2%
AES Corp.[4], 3.229%, 6/1/2019	Ba3	3,380,000	3,405,350
ContourGlobal Power Holdings S.A. (France)[2], 7.125%, 6/1/2019	B3	3,560,000	3,552,880
NRG Energy, Inc.[2], 6.25%, 7/15/2022	B1	3,260,000	3,471,900

Total Utilities			10,430,130

Total Non-Convertible Corporate Bonds
(Identified Cost $233,990,691)			240,182,780

The accompanying notes are an integral part of the financial statements.

7

High Yield Bond Series

Investment Portfolio - June 30, 2014

(unaudited)

	PRINCIPAL AMOUNT	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 6.1%

Dreyfus Cash Management, Inc. - Institutional Shares[6], 0.03%,
(Identified Cost $ 15,290,412)	15,290,412	$15,290,412

TOTAL INVESTMENTS - 105.4%
(Identified Cost $ 257,239,089)		263,425,786
LIABILITIES, LESS OTHER ASSETS - (5.4%)		(13,593,412)

NET ASSETS - 100%		$249,832,374

1Credit ratings from Moody’s (unaudited).

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $133,223,660 or 53.3% of the Series’ net assets as of June 30, 2014 (see Note 2 to the financial statements).

3Credit ratings from S&P (unaudited).

4The coupon rate is floating and is the effective rate as of June 30, 2014.

5Represents a Payment-In-Kind bond.

6Rate shown is the current yield as of June 30, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

8

High Yield Bond Series

Statement of Assets and Liabilities

June 30, 2014 (unaudited)

ASSETS:

Investments, at value (identified cost $257,239,089) (Note 2)	$263,425,786
Interest receivable	4,060,831
Cash	4,002,500
Receivable for securities sold	761,900
Receivable for fund shares sold	271,079
Prepaid and other expenses	320
Dividends receivable	271

TOTAL ASSETS	272,522,687

LIABILITIES:

Accrued management fees (Note 3)	153,211
Accrued shareholder services fees (Class S) (Note 3)	43,140
Accrued fund accounting and administration fees (Note 3)	10,479
Accrued transfer agent fees (Note 3)	2,555
Accrued directors’ fees (Note 3)	250
Payable for securities purchased	22,317,474
Payable for fund shares repurchased	161,333
Other payables and accrued expenses	1,871

TOTAL LIABILITIES	22,690,313

TOTAL NET ASSETS	$249,832,374

NET ASSETS CONSIST OF:

Capital stock	$230,437
Additional paid-in-capital	235,678,306
Undistributed net investment income	1,410,432
Accumulated net realized gain on investments	6,326,502
Net unrealized appreciation on investments	6,186,697

TOTAL NET ASSETS	$249,832,374

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($210,958,058/19,128,664 shares)	$11.03

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($38,874,316/3,915,068 shares)	$9.93

The accompanying notes are an integral part of the financial statements.

9

High Yield Bond Series

Statement of Operations

For the Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:

Interest	$6,731,527
Dividends	45,626

Total Investment Income	6,777,153

EXPENSES:

Management fees (Note 3)	887,725
Shareholder services fees (Class S) (Note 3)	252,533
Fund accounting and administration fees (Note 3)	33,268
Transfer agent fees (Note 3)	8,740
Directors’ fees (Note 3)	1,928
Chief Compliance Officer service fees (Note 3)	1,348
Custodian fees	4,900
Miscellaneous	62,329

Total Expenses	1,252,771

NET INVESTMENT INCOME	5,524,382

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments	5,229,731
Net change in unrealized appreciation (depreciation) on investments	1,792,221

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	7,021,952

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,546,334

The accompanying notes are an integral part of the financial statements.

10

High Yield Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE YEAR ENDED 12/31/13
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$5,524,382	$10,408,713
Net realized gain (loss) on investments	5,229,731	6,335,942
Net change in unrealized appreciation (depreciation) on investments	1,792,221	(2,438,060)

Net increase from operations	12,546,334	14,306,595

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(3,395,787)	(9,215,819)
From net investment income (Class I)	(718,163)	(1,197,453)
From net realized gain on investments (Class S)	—	(5,772,445)
From net realized gain on investments (Class I)	—	(773,068)

Total distributions to shareholders	(4,113,950)	(16,958,785)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	25,178,758	25,684,287

Net increase in net assets	33,611,142	23,032,097

NET ASSETS:

Beginning of period	216,221,232	193,189,135

End of period (including undistributed net investment income of $1,410,432 and $0, respectively)	$249,832,374	$216,221,232

The accompanying notes are an integral part of the financial statements.

11

High Yield Bond Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED				FOR THE PERIOD
	6/30/14 (UNAUDITED)	12/31/13	12/31/12	12/31/11	12/31/10	9/14/09[1] TO 12/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.64	$10.75	$10.30	$10.74	$10.37	$10.00

Income from investment operations:
Net investment income[2]	0.25	0.54	0.63	0.69	0.75	0.20
Net realized and unrealized gain (loss) on investments	0.32	0.21	0.83	(0.17)	0.66	0.28

Total from investment operations	0.57	0.75	1.46	0.52	1.41	0.48

Less distributions to shareholders:
From net investment income	(0.18)	(0.53)	(0.64)	(0.67)	(0.75)	(0.10)
From net realized gain on investments	—	(0.33)	(0.37)	(0.29)	(0.29)	(0.01)

Total distributions to shareholders	(0.18)	(0.86)	(1.01)	(0.96)	(1.04)	(0.11)

Net asset value - End of period	$11.03	$10.64	$10.75	$10.30	$10.74	$10.37

Net assets - End of period (000’s omitted)	$210,958	$191,922	$179,187	$175,350	$158,181	$127,678

Total return[3]	5.38%	7.17%	14.46%	4.87%	13.59%	4.82%
Ratios (to average net assets)/ Supplemental Data:
Expenses**	1.11%[4]	1.12%	1.10%	1.12%	1.14%	1.20%[4]
Net investment income	4.71%[4]	4.99%	5.83%	6.26%	6.79%	6.51%[4]
Portfolio turnover	57%	93%	91%	63%	54%	22%

*Effective August 1, 2012, the shares of the Series have been designated as Class S.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	0.00%[5]	0.02%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

12

High Yield Bond Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE YEAR ENDED 12/31/13	FOR THE PERIOD 8/1/12[1] TO 12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.59	$9.78	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.24	0.52	0.25
Net realized and unrealized gain (loss) on investments	0.29	0.18	0.30

Total from investment operations	0.53	0.70	0.55

Less distributions to shareholders:
From net investment income	(0.19)	(0.56)	(0.40)
From net realized gain on investments	—	(0.33)	(0.37)

Total distributions to shareholders	(0.19)	(0.89)	(0.77)

Net asset value - End of period	$9.93	$9.59	$9.78

Net assets - End of period (000’s omitted)	$38,874	$24,299	$14,002

Total return[3]	5.57%	7.35%	5.59%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.85%[4]	0.87%	0.87%[4]
Net investment income	4.89%[4]	5.24%	5.90%[4]
Portfolio turnover	57%	93%	91%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

13

High Yield Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

High Yield Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The series is authorized to issue two classes of shares (Class S & Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2014, 10.6 billion shares have been designated in total among 42 series, of which 125 million have been designated as High Yield Bond Series Class S common stock and 100 million have been designated as High Yield Bond Series Class I common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds, loan assignments, and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be in Level 3.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

14

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan assignments	$7,952,594	$—	$7,952,594	$—
Corporate debt:
Consumer Discretionary	30,753,393	—	30,753,393	—
Consumer Staples	25,983,044	—	25,983,044	—
Energy	41,137,120	—	41,137,120	—
Financials	46,865,082	—	46,865,082	—
Health Care	13,678,312	—	13,678,312	—
Industrials	45,466,524	—	45,466,524	—
Information Technology	2,671,187	—	2,671,187	—
Materials	10,614,713	—	10,614,713	—
Telecommunication Services	12,583,275	—	12,583,275	—
Utilities	10,430,130	—	10,430,130	—
Mutual fund	15,290,412	15,290,412	—	—

Total assets	$263,425,786	$15,290,412	$248,135,374	$—

There were no Level 3 securities held by the Series as of December 31, 2013 or June 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2014.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

15

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2014.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2014.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were held by the Series on June 30, 2014.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year

16

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2014, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2010 through December 31, 2013. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses

17

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

incurred by them in connection with attending such meetings. An Audit Committee Chair, who receives an additional annual stipend for this role, was appointed to the Fund.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2015, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of each share class’ shareholder services fee, at no more than 0.95% of average daily net assets. The Advisor did not waive any fees for the six months ended June 30, 2014. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2014, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $161,088,462 and $130,129,259, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S and Class I shares of High Yield Bond Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/14		FOR THE YEAR ENDED 12/31/13
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,959,740	$21,253,208	3,157,224	$34,362,165
Reinvested	295,372	3,230,956	1,354,596	14,473,811
Repurchased	(1,169,989)	(12,744,193)	(3,132,464)	(34,027,943)

Total	1,085,123	$11,739,971	1,379,356	$14,808,033

18

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/14		FOR THE YEAR ENDED 12/31/13
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,393,924	$13,550,511	1,095,354	$10,833,464
Reinvested	68,595	675,821	194,706	1,879,227
Repurchased	(80,339)	(787,545)	(188,659)	(1,836,437)

Total	1,382,180	$13,438,787	1,101,401	$10,876,254

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2014.

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2013 were as follows:

Ordinary income	$13,029,453
Long-term capital gains	3,929,332

19

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

At June 30, 2014, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$257,239,089
Unrealized appreciation	7,054,387
Unrealized depreciation	(867,690)

Net unrealized appreciation	$6,186,697

20

{This page intentionally left blank}

21

High Yield Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNHYB-6/14-SAR

MANNING & NAPIER

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2014

INFLATION FOCUS EQUITY SERIES
www.manning-napier.com

Inflation Focus Equity Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14-6/30/14
Actual	$1,000.00	$1,060.10	$5.98
Hypothetical (5% return before expenses)	$1,000.00	$1,018.99	$5.86

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.17%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Inflation Focus Equity Series

Portfolio Composition as of June 30, 2014

(unaudited)

Top Ten Stock Holdings[2]
Cameron International Corp.	3.2%	Pall Corp.	2.5%
Monsanto Co.	3.0%	Visa, Inc. - Class A	2.4%
Ingredion, Inc.	2.7%	Pentair plc (United Kingdom)	2.4%
Xylem, Inc.	2.6%	Weyerhaeuser Co.	2.1%
MasterCard, Inc. - Class A	2.5%	Umicore S.A. (Belgium)	2.1%

2As a percentage of total investments.

2

Inflation Focus Equity Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 98.3%

Consumer Discretionary - 4.6%
Hotels, Restaurants & Leisure - 1.1%
Whistler Blackcomb Holdings, Inc. (Canada)	75,770	$1,259,697

Media - 3.5%
Nexstar Broadcasting Group, Inc. - Class A	14,130	729,249
Sinclair Broadcast Group, Inc. - Class A	41,660	1,447,685
Tribune Co.*	8,250	701,663
Twenty-First Century Fox, Inc. - Class A	34,720	1,220,408

		4,099,005

Total Consumer Discretionary		5,358,702

Consumer Staples - 4.7%
Beverages - 2.0%
Anheuser-Busch InBev N.V. (Belgium)[1]	10,480	1,204,156
SABMiller plc (United Kingdom)[1]	20,420	1,183,435

		2,387,591

Food Products - 2.7%
Ingredion, Inc.	42,410	3,182,446

Total Consumer Staples		5,570,037

Energy - 19.4%
Energy Equipment & Services - 7.4%
Baker Hughes, Inc.	25,960	1,932,722
Cameron International Corp.*	55,070	3,728,790
Core Laboratories N.V. - ADR	3,540	591,392
Fugro N.V. (Netherlands)[1]	483	27,620
Oceaneering International, Inc.	12,190	952,405
Schlumberger Ltd.	11,860	1,398,887

		8,631,816

Oil, Gas & Consumable Fuels - 12.0%
Apache Corp.	19,390	1,951,022
Cloud Peak Energy, Inc.*	80,820	1,488,704
Encana Corp. (Canada)	50,250	1,191,427
EOG Resources, Inc.	13,900	1,624,354
Hess Corp.	24,150	2,388,193
Koninklijke Vopak N.V. (Netherlands)[1]	32,890	1,605,882
Peabody Energy Corp.	94,620	1,547,037
Talisman Energy, Inc. (Canada)	223,790	2,365,729

		14,162,348

Total Energy		22,794,164

Financials - 7.9%
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. - Class B*	9,120	1,154,227

The accompanying notes are an integral part of the financial statements.

3

Inflation Focus Equity Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) - 4.9%
Plum Creek Timber Co., Inc.	27,240	$1,228,524
Potlatch Corp.	29,670	1,228,338
Rayonier, Inc.	24,560	873,108
Weyerhaeuser Co.	76,470	2,530,392

		5,860,362

Real Estate Management & Development - 2.0%
Realogy Holdings Corp.*	62,160	2,344,054

Total Financials		9,358,643

Health Care - 0.9%
Health Care Equipment & Supplies - 0.9%
Neogen Corp.*	25,935	1,049,589

Industrials - 27.3%
Airlines - 1.7%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)*	180,150	987,222
Latam Airlines Group S.A. - ADR (Chile)	78,850	1,058,167

		2,045,389

Electrical Equipment - 1.0%
Polypore International, Inc.*	24,480	1,168,430

Machinery - 16.6%
AGCO Corp.	39,220	2,204,948
Deere & Co.	9,170	830,343
FANUC Corp. (Japan)[1]	12,900	2,227,674
Joy Global, Inc.	27,920	1,719,314
Kennametal, Inc.	19,100	883,948
KUKA AG (Germany)[1]	28,380	1,716,171
Pall Corp.	33,990	2,902,406
Pentair plc (United Kingdom)	38,850	2,801,862
Westport Innovations, Inc. - ADR (Canada)*	67,890	1,223,378
Xylem, Inc.	77,320	3,021,666

		19,531,710

Professional Services - 0.9%
SGS S.A. (Switzerland)[1]	450	1,076,816

Road & Rail - 3.6%
Kansas City Southern	17,010	1,828,745
Union Pacific Corp.	24,440	2,437,890

		4,266,635

Trading Companies & Distributors - 3.5%
Brenntag AG (Germany)[1]	12,010	2,145,644

The accompanying notes are an integral part of the financial statements.

4

Inflation Focus Equity Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors (continued)
Fastenal Co.	39,440	$1,951,886

		4,097,530

Total Industrials		32,186,510

Information Technology - 14.2%
Electronic Equipment, Instruments & Components - 1.1%
Cognex Corp.*	34,060	1,307,904

IT Services - 5.0%
MasterCard, Inc. - Class A	40,290	2,960,106
Visa, Inc. - Class A	13,730	2,893,048

		5,853,154

Semiconductors & Semiconductor Equipment - 1.9%
GCL-Poly Energy Holdings Ltd. (Hong Kong)*[1]	3,543,190	1,184,426
REC Silicon ASA (Norway)*[1]	1,842,630	1,062,567

		2,246,993

Software - 5.1%
Aspen Technology, Inc.*	14,350	665,840
AVEVA Group plc (United Kingdom)[1]	52,190	1,818,081
Check Point Software Technologies Ltd. (Israel)*	8,660	580,480
FireEye, Inc.*	20,910	847,901
Fortinet, Inc.*	25,090	630,512
Imperva, Inc.*	27,450	718,641
Proofpoint, Inc.*	20,700	775,422

		6,036,877

Technology Hardware, Storage & Peripherals - 1.1%
Stratasys Ltd.*	11,580	1,315,835

Total Information Technology		16,760,763

Materials - 19.3%
Chemicals - 13.2%
Monsanto Co.	28,230	3,521,410
The Mosaic Co.	34,930	1,727,289
Novozymes A/S - Class B (Denmark)[1]	25,550	1,281,498
Potash Corp. of Saskatchewan, Inc. (Canada)	32,010	1,215,100
Rayonier Advanced Materials, Inc.*	8,187	317,233
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	54,880	1,608,533
Syngenta AG (Switzerland)[1]	5,700	2,105,861
Umicore S.A. (Belgium)[1]	54,270	2,525,292
Wacker Chemie AG (Germany)[1]	10,450	1,203,081

		15,505,297

The accompanying notes are an integral part of the financial statements.

5

Inflation Focus Equity Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining - 6.1%
Alcoa, Inc.	86,970	$1,294,983
Alumina Ltd. (Australia)*[1]	898,520	1,147,473
Norsk Hydro ASA (Norway)[1]	222,590	1,191,878
Stillwater Mining Co.*	137,340	2,410,317
Teck Resources Ltd. - Class B (Canada)	50,290	1,148,121

		7,192,772

Total Materials		22,698,069

TOTAL COMMON STOCKS
(Identified Cost $98,416,426)		115,776,477

SHORT-TERM INVESTMENT - 2.2%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.03% (Identified Cost $2,555,691)	2,555,691	2,555,691

TOTAL INVESTMENTS - 100.5%
(Identified Cost $100,972,117)		118,332,168
LIABILITIES, LESS OTHER ASSETS - (0.5%)		(540,867)

NET ASSETS - 100%		$117,791,301

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of June 30, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Inflation Focus Equity Series

Statement of Assets and Liabilities

June 30, 2014 (unaudited)

ASSETS:

Investments, at value (identified cost $100,972,117) (Note 2)	$118,332,168
Cash	737
Receivable for fund shares sold	126,356
Dividends receivable	77,542
Foreign tax reclaims receivable	67,888
Prepaid and other expenses	68

TOTAL ASSETS	118,604,759

LIABILITIES:

Accrued management fees (Note 3)	97,241
Accrued fund accounting and administration fees (Note 3)	6,246
Accrued transfer agent fees (Note 3)	4,125
Payable for securities purchased	583,711
Payable for fund shares repurchased	78,908
Other payables and accrued expenses	43,227

TOTAL LIABILITIES	813,458

TOTAL NET ASSETS	$117,791,301

NET ASSETS CONSIST OF:

Capital stock	$92,778
Additional paid-in-capital	96,582,196
Undistributed net investment income	191,276
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	3,563,090
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	17,361,961

TOTAL NET ASSETS	$117,791,301

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($117,791,301/9,277,840 shares)	$12.70

The accompanying notes are an integral part of the financial statements.

7

Inflation Focus Equity Series

Statement of Operations

For the Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $80,779)	$848,189

EXPENSES:

Management fees (Note 3)	563,163
Fund accounting and administration fees (Note 3)	19,735
Transfer agent fees (Note 3)	16,347
Directors’ fees (Note 3)	1,921
Chief Compliance Officer service fees (Note 3)	1,347
Custodian fees	6,476
Miscellaneous	47,924

Total Expenses	656,913

NET INVESTMENT INCOME	191,276

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	2,977,598
Foreign currency and translation of other assets and liabilities	(92)

2,977,506

Net change in unrealized appreciation (depreciation) on-
Investments	3,619,275
Foreign currency and translation of other assets and liabilities	(437)

3,618,838

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	6,596,344

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,787,620

The accompanying notes are an integral part of the financial statements.

8

Inflation Focus Equity Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE YEAR ENDED 12/31/13
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$191,276	$198,475
Net realized gain on investments and foreign currency	2,977,506	6,313,448
Net change in unrealized appreciation on investments and foreign currency	3,618,838	6,736,829

Net increase from operations	6,787,620	13,248,752

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	—	(218,807)
From net realized gain on investments	—	(5,600,234)

Total distributions to shareholders	—	(5,819,041)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(1,109,754)	25,569,826

Net increase in net assets	5,677,866	32,999,537

NET ASSETS:

Beginning of period	112,113,435	79,113,898

End of period (including undistributed net investment income of $191,276 and $0, respectively)	$117,791,301	$112,113,435

The accompanying notes are an integral part of the financial statements.

9

Inflation Focus Equity Series

Financial Highlights

	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE YEARS ENDED		FOR THE PERIOD 8/23/11[1] TO 12/31/11
		12/31/13	12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.98	$11.05	$9.95	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.02	0.02	0.05	0.00 [3]
Net realized and unrealized gain (loss) on investments	0.70	1.56	1.36	(0.05)

Total from investment operations	0.72	1.58	1.41	(0.05)

Less distributions to shareholders:
From net investment income	—	(0.02)	(0.05)	—
From net realized gain on investments	—	(0.63)	(0.26)	—

Total distributions to shareholders	—	(0.65)	(0.31)	—

Net asset value - End of period	$12.70	$11.98	$11.05	$9.95

Net assets - End of period (000’s omitted)	$117,791	$112,113	$79,114	$69,267

Total return[4]	6.01%	14.55%	14.26%	(0.50%)
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.17%[5]	1.18%	1.20%	1.20%[5]
Net investment income	0.34%[5]	0.20%	0.47%	0.60%[5]
Portfolio turnover	32%	55%	56%	9%

* The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	N/A	N/A	0.03%	0.16%[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

10

Inflation Focus Equity Series

Notes to Financial Statements

(unaudited)

1.	Organization

Inflation Focus Equity Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth and inflation protection primarily through investment in equity securities that are expected to benefit from an inflationary environment.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2014, 10.6 billion shares have been designated in total among 42 series, of which 100 million have been designated as Inflation Focus Equity Series Class A common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both

11

Inflation Focus Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$5,358,702	$5,358,702	$—	$—
Consumer Staples	5,570,037	3,182,446	2,387,591	—
Energy	22,794,164	21,160,662	1,633,502	—
Financials	9,358,643	9,358,643	—	—
Health Care	1,049,589	1,049,589	—	—
Industrials	32,186,510	25,020,205	7,166,305	—
Information Technology	16,760,763	12,695,689	4,065,074	—
Materials	22,698,069	13,242,986	9,455,083	—
Mutual fund	2,555,691	2,555,691	—	—

Total assets	$118,332,168	$93,624,613	$24,707,555	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the security’s fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2013 or June 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2014.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and

12

Inflation Focus Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2014, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2011 and the years ended December 31, 2012 and December 31, 2013. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

13

Inflation Focus Equity Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. An Audit Committee Chair, who receives an additional annual stipend for this role, was appointed to the Fund.

The Advisor has contractually agreed, until at least April 30, 2015, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.20% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2014. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2014, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $36,532,180 and $35,019,532, respectively. There were no purchases or sales of U.S. Government securities.

14

Inflation Focus Equity Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in Class A shares of Inflation Focus Equity Series were:

	FOR THE SIX MONTHS ENDED 6/30/14		FOR THE YEAR ENDED 12/31/13
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	755,585	$9,046,198	2,759,940	$32,252,319
Reinvested	—	—	449,353	5,188,780
Repurchased	(836,467)	(10,155,952)	(1,007,186)	(11,871,273)

Total	(80,882)	$(1,109,754)	2,202,107	$25,569,826

Approximately 87% of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2014.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2013 were as follows:

Ordinary income	$1,678,674
Long-term capital gains	4,140,367

15

Inflation Focus Equity Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

At June 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$101,481,696
Unrealized appreciation	19,258,962
Unrealized depreciation	(2,408,490)

Net unrealized appreciation	$16,850,472

16

{This page intentionally left blank}

17

Inflation Focus Equity Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone On the Securities and Exchange Commission’s (SEC) web site	1-800-466-3863 http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone On the SEC’s web site	1-800-466-3863 http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone On the SEC’s web site	1-800-466-3863 http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at

1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNIFE-6/14-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2014

EMERGING MARKETS SERIES
www.manning-napier.com

Emerging Markets Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each Class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14-6/30/14	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,013.20	$5.74	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76	1.15%
Class I
Actual	$1,000.00	$1,014.00	$4.59	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$4.61	0.92%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

Emerging Markets Series

Portfolio Composition as of June 30, 2014

(unaudited)

2

Emerging Markets Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 96.6%

Consumer Discretionary - 15.8%
Auto Components - 2.4%
Mando Corp. (South Korea)[1]	23,510	$2,950,591

Automobiles - 1.9%
Hyundai Motor Co. (South Korea)[1]	10,570	2,396,439

Diversified Consumer Services - 4.1%
Anhanguera Educacional Participacoes S.A. (Brazil)	602,190	5,012,118

Hotels, Restaurants & Leisure - 1.5%
Arcos Dorados Holdings, Inc., - Class A (Argentina)	168,460	1,886,752

Household Durables - 1.0%
LG Electronics, Inc. (South Korea)[1]	15,900	1,167,764

Media - 0.9%
Global Mediacom Tbk PT (Indonesia)[1]	6,490,750	1,164,173

Specialty Retail - 4.0%
Belle International Holdings Ltd. (Hong Kong)[1]	2,278,000	2,527,891
China ZhengTong Auto Services Holdings Ltd. (China)[1]	4,319,210	2,418,456

		4,946,347

Total Consumer Discretionary		19,524,184

Consumer Staples - 11.2%
Beverages - 3.8%
AMBEV S.A. - ADR (Brazil)*	239,250	1,684,320
Cia Cervecerias Unidas S.A. - ADR (Chile)	129,380	3,030,080

		4,714,400

Food & Staples Retailing - 1.0%
Raia Drogasil S.A. (Brazil)	150,000	1,245,078

Food Products - 5.3%
Charoen Pokphand Foods PCL (Thailand)[1]	2,674,000	2,245,535
M Dias Branco S.A. (Brazil)	46,000	2,017,588
Tiger Brands, Ltd. (South Africa)[1]	79,190	2,283,842

		6,546,965

Personal Products - 1.1%
Natura Cosmeticos S.A. (Brazil)	79,000	1,340,801

Total Consumer Staples		13,847,244

Energy - 7.5%
Energy Equipment & Services - 2.0%
Anton Oilfield Services Group (China)[1]	682,000	464,457
Eurasia Drilling Co. Ltd. - GDR (Russia)[1]	47,597	1,499,306
SPT Energy Group, Inc. (China)[1]	980,000	516,439

		2,480,202

The accompanying notes are an integral part of the financial statements.

3

Emerging Markets Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels - 5.5%
Pacific Rubiales Energy Corp. (Colombia)	221,420	$4,498,745
Petroleo Brasileiro S.A. - ADR (Brazil)	146,650	2,293,606

		6,792,351

Total Energy		9,272,553

Financials - 12.0%
Banks - 5.5%
Hong Leong Financial Group Berhad (Malaysia)[1]	338,000	1,699,165
ICICI Bank Ltd. - ADR (India)	32,290	1,611,271
Shinhan Financial Group Co. Ltd. (South Korea)[1]	76,000	3,506,358

		6,816,794

Capital Markets - 0.5%
OSK Holdings Berhad (Malaysia)[1]	1,160,955	647,358

Diversified Financial Services - 2.0%
JSE Ltd. (South Africa)[1]	271,000	2,443,714

Insurance - 1.7%
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	422,360	2,037,727

Real Estate Management & Development - 2.3%
BR Malls Participacoes S.A. (Brazil)	111,000	944,467
General Shopping Brasil S.A. (Brazil)*	518,000	1,830,993

		2,775,460

Total Financials		14,721,053

Health Care - 20.8%
Biotechnology - 4.0%
Green Cross Corp. (South Korea)[1]	40,080	4,906,493

Health Care Equipment & Supplies - 3.8%
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	4,753,000	4,651,483

Health Care Providers & Services - 7.9%
Apollo Hospitals Enterprise Ltd. (India)[1]	136,770	2,263,184
Fortis Healthcare Ltd. (India)*[1]	1,170,000	2,372,292
KPJ Healthcare Berhad (Malaysia)[1]	1,204,050	1,268,144
Life Healthcare Group Holdings Ltd. (South Africa)[1]	980,380	3,825,048

		9,728,668

Pharmaceuticals - 5.1%
Glenmark Pharmaceuticals Ltd. (India)[1]	410,383	3,892,900
Lupin Ltd. (India)[1]	140,242	2,443,697

		6,336,597

Total Health Care		25,623,241

The accompanying notes are an integral part of the financial statements.

4

Emerging Markets Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials - 8.5%
Airlines - 3.5%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)*	444,100	$2,433,668
Latam Airlines Group S.A. - ADR (Chile)	135,940	1,824,315

		4,257,983

Commercial Services & Supplies - 1.0%
MiX Telematics Ltd. - ADR (South Africa)*	126,930	1,275,647

Electrical Equipment - 1.9%
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	2,052,000	2,362,047

Machinery - 0.9%
Sany Heavy Equipment International Holdings Co. Ltd. (China)*[1]	5,219,000	1,156,828

Marine - 1.2%
Sinotrans Shipping Ltd. (China)*[1]	4,949,000	1,417,504

Total Industrials		10,470,009

Information Technology - 8.2%
Internet Software & Services - 5.4%
Mail.ru Group Ltd. - GDR (Russia)*[1]	25,400	893,749
Qihoo 360 Technology Co. Ltd. - ADR (China)*	13,020	1,198,361
Tencent Holdings Ltd. (China)[1]	100,000	1,521,305
Yandex N.V. - Class A - ADR (Russia)*	45,700	1,628,748
Youku Tudou, Inc. - ADR (China)*	59,700	1,424,442

		6,666,605

Semiconductors & Semiconductor Equipment - 1.5%
Samsung Electronics Co. Ltd. (South Korea)[1]	1,360	1,776,091

Software - 1.3%
Totvs S.A. (Brazil)	92,930	1,600,356

Total Information Technology		10,043,052

Materials - 4.9%
Chemicals - 3.0%
Uralkali OJSC (Russia)[1]	414,500	1,904,588
Yingde Gases Group Co. Ltd. (China)[1]	1,604,000	1,738,855

		3,643,443

Metals & Mining - 1.9%
Impala Platinum Holdings Ltd. (South Africa)[1]	233,080	2,349,268

Total Materials		5,992,711

Telecommunication Services - 7.7%
Wireless Telecommunication Services - 7.7%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	184,820	3,835,015
China Mobile Ltd. (China)[1]	372,920	3,622,075

The accompanying notes are an integral part of the financial statements.

5

Emerging Markets Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
MTN Group Ltd. (South Africa)[1]	94,700	$1,994,743

Total Telecommunication Services		9,451,833

TOTAL COMMON STOCKS
(Identified Cost $109,051,130)		118,945,880

SHORT-TERM INVESTMENT - 3.1%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.03%,
(Identified Cost $3,823,118)	3,823,118	3,823,118

TOTAL INVESTMENTS - 99.7%
(Identified Cost $112,874,248)		122,768,998
OTHER ASSETS, LESS LIABILITIES - 0.3%		411,031

NET ASSETS - 100%		$123,180,029

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of June 30, 2014.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Brazil - 18.2%; China - 16.3%; South Korea - 13.6%; South Africa 11.5%; India - 10.2%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Emerging Markets Series

Statement of Assets & Liabilities

June 30, 2014 (unaudited)

ASSETS:

Investments, at value (identified cost $112,874,248) (Note 2)	$122,768,998
Receivable for securities sold	1,073,614
Dividends receivable	143,941
Receivable for fund shares sold	124,362
Prepaid and other expenses	32

TOTAL ASSETS	124,110,947

LIABILITIES:

Foreign currency (identified cost $335,361)	334,863
Accrued foreign capital gains tax (Note 2)	215,786
Accrued management fees (Note 3)	56,047
Accrued shareholder services fees (Class S) (Note 3)	21,657
Accrued fund accounting and administration fees (Note 3)	4,888
Accrued transfer agent fees (Note 3)	2,040
Payable for securities purchased	177,467
Payable for fund shares repurchased	82,613
Other payables and accrued expenses	35,557

TOTAL LIABILITIES	930,918

TOTAL NET ASSETS	$123,180,029

NET ASSETS CONSIST OF:

Capital stock	$106,685
Additional paid-in-capital	110,143,621
Undistributed net investment income	191,592
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	3,057,855
Net unrealized appreciation on investments (net of foreign capital gains tax of $215,786), foreign currency and translation of other assets and liabilities	9,680,276

TOTAL NET ASSETS	$123,180,029

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($106,806,908/ 9,251,996 shares)	$11.54

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($16,373,121/ 1,416,462 shares)	$11.56

The accompanying notes are an integral part of the financial statements.

7

Emerging Markets Series

Statement of Operations

For the Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $107,224)	$791,610

EXPENSES:

Management fees (Note 3)	367,874
Shareholder services fees (Class S)(Note 3)	127,037
Fund accounting and administration fees (Note 3)	21,641
Transfer agent fees (Note 3)	9,303
Chief Compliance Officer service fees (Note 3)	1,347
Directors’ fees (Note 3)	1,343
Custodian fees	67,020
Miscellaneous	54,316

Total Expenses	649,881
Less reduction of expenses (Note 3)	(49,863)

Net Expenses	600,018

NET INVESTMENT INCOME	191,592

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments (net of foreign capital gains tax of $329,302)	1,521,345
Foreign currency and translation of other assets and liabilities	(18,136)

1,503,209

Net change in unrealized appreciation (depreciation) on-
Investments (net of increase in accrued foreign capital gains tax of $112,441)	(27,295)
Foreign currency and translation of other assets and liabilities	2,839

(24,456)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	1,478,753

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,670,345

The accompanying notes are an integral part of the financial statements.

8

Emerging Markets Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE YEAR ENDED 12/31/13
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$191,592	$530,621
Net realized gain (loss) on investments and foreign currency	1,503,209	10,920,408
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(24,456)	(2,809,284)

Net increase from operations	1,670,345	8,641,745

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	—	(155,200)
From net realized gain on investments (Class S)	—	(10,343,020)

Total distributions to shareholders	—	(10,498,220)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	15,537,404	12,575,523

Net increase in net assets	17,207,749	10,719,048

NET ASSETS:

Beginning of period	105,972,280	95,253,232

End of period (including undistributed net investment income of $191,592 and $0, respectively)	$123,180,029	$105,972,280

The accompanying notes are an integral part of the financial statements.

9

Emerging Markets Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE YEARS ENDED		FOR THE PERIOD 11/16/11[1] TO 12/31/11
		12/31/13	12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.40	$11.64	$9.85	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.02	0.06	0.04	0.01
Net realized and unrealized gain (loss) on investments	0.12	0.95	2.20	(0.15)

Total from investment operations	0.14	1.01	2.24	(0.14)

Less distributions to shareholders:
From net investment income	—	(0.02)	(0.03)	(0.01)
From net realized gain on investments	—	(1.23)	(0.42)	—

Total distributions to shareholders	—	(1.25)	(0.45)	(0.01)

Net asset value - End of period	$11.54	$11.40	$11.64	$9.85

Net assets - End of period (000’s omitted)	$106,807	$104,884	$95,253	$78,114

Total return[3]	1.23%	8.91%	22.77%	(1.37%)
Ratios (to average net assets)/ Supplemental Data:
Expenses**	1.15%[4]	1.20%	1.20%	1.20%[4]
Net investment income	0.35%[4]	0.54%	0.39%	0.86%[4]
Portfolio turnover	9%	44%	40%	0%

*Effective December 18, 2013, the shares of the Series have been designated as Class S.

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:

	0.09%	0.09%	N/A	N/A

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

10

Emerging Markets Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE PERIOD 12/18/13[1] TO 12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.40	$11.18

Income (loss) from investment operations:
Net investment income[2]	0.05	0.01
Net realized and unrealized gain (loss) on investments	0.11	0.21

Total from investment operations	0.16	0.22

Net asset value - End of period	$11.56	$11.40

Net assets - End of period (000’s omitted)	$16,373	$1,088

Total return[3]	1.40%	1.97%
Ratios (to average net assets)/Supplemental Data:
Expenses[4]	0.92%	1.89%
Net investment income[4]	0.90%	4.91%[5]
Portfolio turnover	9%	44%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:
	0.10%	N/A

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

4Annualized.

5The annualized net investment income ratio may not be indicative of operating results for a full year.

The accompanying notes are an integral part of the financial statements.

11

Emerging Markets Series

Notes to Financial Statements

(unaudited)

1.	Organization

Emerging Markets Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. Effective December 18, 2013, the Class A shares of the Series have been redesignated as Class S shares and the Series issued Class I shares. Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2014, 10.6 billion shares have been designated in total among 42 series, of which 100 million have been designated as Emerging Markets Series Class S common stock, and 100 million have been designated as Emerging Markets Series Class I common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

12

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$19,524,184	$6,898,870	$12,625,314	$—
Consumer Staples	13,847,244	9,317,867	4,529,377	—
Energy	9,272,553	6,792,351	2,480,202	—
Financials	14,721,053	6,424,458	8,296,595	—
Health Care	25,623,241	—	25,623,241	—
Industrials	10,470,009	5,533,630	4,936,379	—
Information Technology	10,043,052	5,851,907	4,191,145	—
Materials	5,992,711	—	5,992,711	—
Telecommunication Services	9,451,833	3,835,015	5,616,818	—
Mutual funds	3,823,118	3,823,118	—	—

Total assets	$122,768,998	$48,477,216	$74,291,782	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2013 or June 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2014.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and

13

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. As of June 30, 2014, no investments in forward foreign currency exchange contracts were held by the Series.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2014, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2011 and the years ended December 31, 2012 and December 31, 2013. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held for less than a year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital gains tax in the accompanying Statement of Assets and Liabilities. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short term realized capital gains.

14

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. An Audit Committee Chair, who receives an additional annual stipend for this role, was appointed to the Fund.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2015, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of each share class’ shareholder services fee, at no more than 0.90% of average daily net assets each year. Accordingly, the Advisor voluntarily waived fees of $49,863 for the six months ended June 30, 2014, which is included as a reduction of expenses on the statement of operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and

15

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2014, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $24,136,197 and $9,231,097, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S and Class I of Emerging Markets Series were:

CLASS S:	FOR THE SIX MONTHS ENDED 6/30/14		FOR THE YEAR ENDED 12/31/13
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	702,423	$7,676,775	1,122,036	$13,241,115
Reinvested	—	—	923,766	10,334,763
Repurchased	(648,323)	(7,137,702)	(1,032,246)	(12,080,706)

Total	54,100	$539,073	1,013,556	$11,495,172

CLASS I:	FOR THE SIX MONTHS ENDED 6/30/14		FOR THE PERIOD 12/18/13 (COMMENCEMENT OF OPERATIONS) TO 12/31/13
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,354,045	$15,351,042	95,447	$1,080,589
Reinvested	—	—	—	—
Repurchased	(33,009)	(352,711)	(21)	(238)

Total	1,321,036	$14,998,331	95,426	$1,080,351

Approximately 88% of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments
The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2014.

16

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2013 were as follows:

Ordinary income	$2,519,784
Long-term capital gains	7,978,436

At June 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$112,874,248
Unrealized appreciation	15,972,830
Unrealized depreciation	(6,078,080)

Net unrealized appreciation	$9,894,750

17

Emerging Markets Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNEMS-6/14-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2014

STRATEGIC INCOME CONSERVATIVE SERIES
STRATEGIC INCOME MODERATE SERIES
www.manning-napier.com

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The Actual lines of the tables below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Series and Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the tables below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a Class of the Series and other funds. To do so, compare this 5% hypothetical example for the Series and Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD 1/1/14-6/30/14	ANNUALIZED EXPENSE RATIO[1,2]
Strategic Income Conservative Series
Actual (Class S)	$1,000.00	$1,061.50	$1.53	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%
Actual (Class I)	$1,000.00	$1,062.60	$0.26	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD 1/1/14-6/30/14	ANNUALIZED EXPENSE RATIO[1,2]
Strategic Income Moderate Series
Actual (Class S)	$1,000.00	$1,067.40	$1.54	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%
Actual (Class I)	$1,000.00	$1,068.40	$0.26	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%

1Expense ratios of the Class do not include fees and expenses indirectly incurred by the underlying funds. If these expenses were included, the expense ratios would have been higher.

2Expenses are equal to the Class’ annualized expense ratio (for the six month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year; therefore, the expense ratio stated above may differ from the expense ratio stated in the financial highlights, which is based on one-year data. The Class’ total returns would have been lower had certain expenses not been reimbursed during the period.

1

Portfolio Composition as of June 30, 2014 - Asset Allocation1

(unaudited)

2

Investment Portfolios - June 30, 2014

(unaudited)

STRATEGIC INCOME CONSERVATIVE SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 99.8%

Manning & Napier Fund, Inc. - Core Plus Bond Series, Class I	1,533,505	$15,258,379
Manning & Napier Fund, Inc. - Dividend Focus Series, Class I	162,205	2,697,470
Manning & Napier Fund, Inc. - Equity Income Series, Class I	245,936	2,727,428
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	45,059	447,432
Manning & Napier Fund, Inc. - Real Estate Series, Class I	143,468	1,364,382

TOTAL AFFILIATED INVESTMENT COMPANIES (Identified Cost $21,848,953)		22,495,091
OTHER ASSETS, LESS LIABILITIES - 0.2%		33,795

NET ASSETS - 100%		$22,528,886

STRATEGIC INCOME MODERATE SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Fund, Inc. - Core Plus Bond Series, Class I	634,480	$6,313,080
Manning & Napier Fund, Inc. - Dividend Focus Series, Class I	160,588	2,670,578
Manning & Napier Fund, Inc. - Emerging Markets Series, Class I	36,982	427,507
Manning & Napier Fund, Inc. - Equity Income Series, Class I	256,230	2,841,594
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	70,432	699,391
Manning & Napier Fund, Inc. - Inflation Focus Equity Series	22,429	284,845
Manning & Napier Fund, Inc. - Real Estate Series, Class I	89,693	852,982

TOTAL AFFILIATED INVESTMENT COMPANIES (Identified Cost $13,553,428)		14,089,977
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(5,773)

NET ASSETS - 100%		$14,084,204

* Less than 0.1%.

The accompanying notes are an integral part of the financial statements.

3

Statements of Assets and Liabilities

June 30, 2014 (unaudited)

	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES

ASSETS:

Total investments in Underlying Series:
At value* (Note 2)	$22,495,091	$14,089,977
Receivable from Advisor (Note 3)	7,279	7,894
Receivable for fund shares sold	70,036	22,414
Prepaid expenses	84	45

TOTAL ASSETS	22,572,490	14,120,330

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	5,036	4,789
Accrued shareholder services fees (Class S) (Note 3)	2,495	2,319
Accrued transfer agent fees (Note 3)	462	459
Audit fees payable	11,651	11,662
Registration and filing fees payable	9,220	10,023
Payable for shares of Underlying Series purchased	6,436	—
Other payables and accrued expenses	8,304	6,874

TOTAL LIABILITIES	43,604	36,126

TOTAL NET ASSETS	$22,528,886	$14,084,204

NET ASSETS CONSIST OF:

Capital stock	20,896	12,301
Additional paid-in-capital	21,526,367	13,227,237
Distributions in excess of net investment income	29,395	13,094
Accumulated net realized gain on Underlying Series	306,090	295,023
Net unrealized appreciation (depreciation) on Underlying Series	646,138	536,549

TOTAL NET ASSETS	$22,528,886	$14,084,204

Class S

Net Assets	$12,432,345	$11,928,543
Shares Outstanding	1,153,042	1,041,873
Net Asset Value, Offering Price, and Redemption Price per share	$10.78	$11.45

Class I

Net Assets	$10,096,541	$2,155,661
Shares Outstanding	936,561	188,259
Net Asset Value, Offering Price, and Redemption Price per share	$10.78	$11.45

*At identified cost	$21,848,953	$13,553,428

The accompanying notes are an integral part of the financial statements.

4

Statements of Operations

For the Six Months Ended June 30, 2014 (unaudited)

	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES

INVESTMENT INCOME:

Income distributions from Underlying Series	$220,694	$106,415

EXPENSES:

Fund accounting and administration fees (Note 3)	19,908	19,947
Shareholder services fees (Class S)(Note 3)	12,559	10,731
Transfer agent fees (Note 3)	2,090	1,994
Chief Compliance Officer service fees (Note 3)	1,347	1,347
Directors’ fees (Note 3)	85	68
Registration and filing fees	9,924	10,641
Audit fees	8,713	8,713
Custodian fees	2,111	3,033
Miscellaneous	5,118	4,206

Total Expenses	61,855	60,680
Less reduction of expenses (Note 3)	(45,034)	(47,485)

Net Expenses	16,821	13,195

NET INVESTMENT INCOME	203,873	93,220

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES:

Net realized gain (loss) on Underlying Series	45,210	44,102
Net change in unrealized appreciation (depreciation) on Underlying Series	822,931	563,571

NET REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES	868,141	607,673

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,072,014	$700,893

The accompanying notes are an integral part of the financial statements.

5

Statements of Changes in Net Assets

	STRATEGIC INCOME CONSERVATIVE SERIES		STRATEGIC INCOME MODERATE SERIES
	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE YEAR ENDED 12/31/13	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE YEAR ENDED 12/31/13
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$203,873	$300,565	$93,220	$166,174
Net realized gain (loss) on Underlying Series	45,210	(133,230)	44,102	62,785
Distributions of realized gains from Underlying Series	—	409,612	—	260,752
Net change in unrealized appreciation (depreciation) on underlying series	822,931	(135,214)	563,571	14,728

Net increase from operations	1,072,014	441,733	700,893	504,439

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(94,030)	(216,413)	(66,709)	(164,939)
From net investment income (Class I)	(80,448)	(99,289)	(13,417)	(20,791)
From net realized gain on investments (Class S)	—	(16,892)	—	(66,164)
From net realized gain on investments (Class I)	—	(7,748)	—	(9,344)

Total distributions to shareholders	(174,478)	(340,342)	(80,126)	(261,238)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 6)	8,691,646	10,671,685	5,367,935	5,780,465

Net increase in net assets	9,589,182	10,773,076	5,988,702	6,023,666

NET ASSETS:

Beginning of period	12,939,704	2,166,628	8,095,502	2,071,836

End of period (including distributions in excess of net investment income of $29,395, $0, $13,094 and $0, respectively)	$22,528,886	$12,939,704	$14,084,204	$8,095,502

The accompanying notes are an integral part of the financial statements.

6

Financial Highlights

STRATEGIC INCOME CONSERVATIVE SERIES CLASS S	FOR THE SIX MONTHS ENDED 6/30/14(UNAUDITED)	FOR THE YEAR ENDED 12/31/13	FOR THE PERIOD 8/1/12[1] TO 12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.24	$10.07	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.11	0.39	0.30
Net realized and unrealized gain (loss) on underlying series	0.52	0.10	0.01

Total from investment operations	0.63	0.49	0.31

Less distributions to shareholders:
From net investment income	(0.09)	(0.30)	(0.24)
From net realized gain on investments	—	(0.02)	(0.00)[3]

Total distributions to shareholders	(0.09)	(0.32)	(0.24)

Net asset value - End of period	$10.78	$10.24	$10.07

Net assets - End of period (000’s omitted)	$12,432	$8,927	$2,115

Total return[4]	6.15%	4.96%	3.12%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[5,6]	0.30%[7]	0.30%[5,8]
Net investment income	1.07%[5]	3.84%	2.95%
Series portfolio turnover	25%	116%	5%

* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount:

	0.54%[5,6]	1.23%[7]	10.89%[5,8,9]

STRATEGIC INCOME CONSERVATIVE SERIES CLASS I	FOR THE SIX MONTHS ENDED 6/30/14(UNAUDITED)	FOR THE YEAR ENDED 12/31/13	FOR THE PERIOD 8/1/12[1] TO 12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.24	$10.06	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.14	0.43	0.22
Net realized and unrealized gain (loss) on underlying series	0.50	0.09	0.08

Total from investment operations	0.64	0.52	0.30

Less distributions to shareholders:
From net investment income	(0.10)	(0.32)	(0.24)
From net realized gain on investments	—	(0.02)	(0.00)[3]

Total distributions to shareholders	(0.10)	(0.34)	(0.24)

Net asset value - End of period	$10.78	$10.24	$10.06

Net assets - End of period (000’s omitted)	$10,097	$4,013	$52

Total return[4]	6.26%	5.28%	3.08%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[5,6]	0.05%[7]	0.05%[5,8]
Net investment income[10]	1.35%[5]	4.19%	2.15%
Series portfolio turnover[11]	25%	116%	5%

* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount:

	0.51%[5,6]	1.23%[7]	27.14%[5,8,9]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Less than ($0.01) per share.

4Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.57%.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.64%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.71%.

9The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

10Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest.

11Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

7

Financial Highlights

STRATEGIC INCOME MODERATE SERIES CLASS S	FOR THE SIX MONTHS ENDED 6/30/14(UNAUDITED)	FOR THE YEAR ENDED 12/31/13	FOR THE PERIOD 8/1/12[1] TO 12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.80	$10.07	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.10	0.32	0.30
Net realized and unrealized gain (loss) on underlying series	0.63	0.82	0.02

Total from investment operations	0.73	1.14	0.32

Less distributions to shareholders:
From net investment income	(0.08)	(0.30)	(0.25)
From net realized gain on investments	—	(0.11)	(0.00)[3]

Total distributions to shareholders	(0.08)	(0.41)	(0.25)

Net asset value - End of period	$11.45	$10.80	$10.07

Net assets - End of period (000’s omitted)	$11,929	$6,722	$2,019

Total return[4]	6.73%	11.49%	3.23%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%[5,6]	0.30%[7]	0.30%[5,8]
Net investment income[9]	0.90%[5]	2.99%	2.92%
Series portfolio turnover[10]	29%	78%	7%

* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount:

	0.96%[5,6]	1.82%[7]	10.28%[5,8,11]

STRATEGIC INCOME MODERATE SERIES CLASS I	FOR THE SIX MONTHS ENDED 6/30/14(UNAUDITED)	FOR THE YEAR ENDED 12/31/13	FOR THE PERIOD 8/1/12[1] TO 12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.80	$10.07	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.13	0.55	0.22
Net realized and unrealized gain (loss) on underlying series	0.61	0.62	0.10

Total from investment operations	0.74	1.17	0.32

Less distributions to shareholders:
From net investment income	(0.09)	(0.33)	(0.25)
From net realized gain on investments	—	(0.11)	(0.00)[3]

Total distributions to shareholders	(0.09)	(0.44)	(0.25)

Net asset value - End of period	$11.45	$10.80	$10.07

Net assets - End of period (000’s omitted)	$2,156	$1,373	$53

Total return[4]	6.84%	11.73%	3.29%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%[5,6]	0.05%[7]	0.05%[5,8]
Net investment income[9]	1.22%[5]	5.17%	2.16%
Series portfolio turnover[10]	29%	78%	7%

* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amount:

	0.98%[5,6]	1.82%[7]	27.25%[5,8,11]

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Less than ($0.01) per share.

4Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.66%.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.65%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.70%.

9Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

11The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

8

Notes to Financial Statements

1.	Organization

Strategic Income Conservative Series and Strategic Income Moderate Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

Strategic Income Conservative Series’ investment objective is to manage against capital risk and generate income with a secondary goal of pursuing long-term capital growth. Strategic Income Moderate Series’ investment objective is to manage against capital risk while generating income and pursuing long-term capital growth.

Each Series seeks to achieve its investment objective by investing in a combination of other Manning & Napier mutual funds (the “Underlying Series”). As of June 30, 2014, the Underlying Series include the Core Plus Bond Series, Dividend Focus Series, High Yield Bond Series, Real Estate Series and Equity Income Series of the Fund for Strategic Income Conservative, and the Core Plus Bond Series, Dividend Focus Series, Emerging Markets Series, High Yield Bond Series, Inflation Focus Equity Series, Real Estate Series and Equity income Series of the Fund for Strategic Income Moderate. The financial statements of the Underlying Series, which are available at www.manning-napier.com, should be read in conjunction with the Series’ financial statements.

Each Series is authorized to issue two classes of shares (Class S and I). Each class of shares is substantially the same, except that Class S shares bear a shareholder services fee.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2014, 10.6 billion shares have been designated in total among 42 series, of which 100 million have been designated in each of the Series for Class S common stock and 100 million have been designated in each of the Series for Class I common stock.

2.	Significant Accounting Policies

Security Valuation

Investments in the Underlying Series are valued at their net asset value per share on valuation date. In the absence of the availability of a net asset value per share on the Underlying Series, security valuations may be determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

9

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level on any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

	STRATEGIC INCOME CONSERVATIVE SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$22,495,091	$22,495,091	$—	$—

Total assets:	$22,495,091	$22,495,091	$—	$—

	STRATEGIC INCOME MODERATE SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$14,089,977	$14,089,977	$—	$—

Total assets:	$14,089,977	$14,089,977	$—	$—

There were no Level 2 or Level 3 securities held by either of the Series as of December 31, 2013 or June 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2014.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Income and capital gains distributions from the Underlying Series, if any, are recorded on the ex-dividend date.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class. Expenses included in the accompanying statements of operations do not include any expense of the Underlying Series.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is

10

Notes to Financial Statements (continued)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2014, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. As the commencement of operations of the Series was August 1, 2012, the statute of limitations remains open for the period ended December 31, 2012 and the year ended December 31, 2013. The Series are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/ repatriation transactions for foreign jurisdictions in which they invest, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Advisor does not receive an advisory fee for the services it performs for the Series. However, the Advisor is entitled to receive an advisory fee from each of the Underlying Series in which the Series invest.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. An Audit Committee Chair, who receives an additional annual stipend for this role, was appointed to the Fund.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder service plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the

11

Notes to Financial Statements (continued)

3.	Transactions with Affiliates (continued)

Fund, in connection with the provision of direct client services, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has contractually agreed, until at least April 30, 2015, to limit each class’ total direct annual fund operating expenses for the Series at no more than 0.05% for each class, exclusive of each class’ shareholder services fee, of average daily net assets each year. The Advisor’s agreement to limit each class’ operating expenses is limited to direct operating expenses and, therefore, does not apply to the indirect expenses incurred by the Series through their investments in the Underlying Series. For the six months ended June 30, 2014, the Advisor reimbursed expenses of $45,034 for Strategic Income Conservative Series and $47,485 for Strategic Income Moderate Series, which is included as a reduction of expenses on the Statements of Operations. The Advisor is not eligible to recoup any expenses that have been waved or reimbursed in prior years.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The fee rates for these Series are as follows: An annual fee related to fund accounting and administration of 0.0025% of the average daily net assets with an annual base fee of $40,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain cusip-based and out-of-pocket expenses are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2014, purchases and sales of Underlying Series were as follows:

SERIES	PURCHASES	SALES
Strategic Income Conservative Series	$13,007,351	$4,338,913
Strategic Income Moderate Series	$8,331,290	$2,963,943

5.	Investments in Affiliated Issuers

A summary of the Series’ transactions in the shares of affiliated issuers during the six months ended June 30, 2014 is set forth below:

STRATEGIC INCOME CONSERVATIVE SERIES	VALUE AT 12/31/13	PURCHASE COST	SALES PROCEEDS	VALUE AT 6/30/14	SHARES HELD AT 6/30/14	DIVIDEND INCOME 1/1/14 THROUGH 6/30/14	DISTRIBUTIONS AND NET REALIZED GAIN/(LOSS) 1/1/14 THROUGH 6/30/14
Manning & Napier Core Plus Bond Series - Class I	$8,804,272	$7,598,900	$1,439,061	$15,258,379	1,533,505	$190,329	$(5,521)
Manning & Napier Equity Income Series - Class I	—	2,682,614	204,093	2,727,428	245,936	—	9,894

12

Notes to Financial Statements (continued)

5.	Investments in Affiliated Issuers (continued)

STRATEGIC INCOME CONSERVATIVE SERIES	VALUE AT 12/31/13	PURCHASE COST	SALES PROCEEDS	VALUE AT 6/30/14	SHARES HELD AT 6/30/14	DIVIDEND INCOME 1/1/14 THROUGH 6/30/14	DISTRIBUTIONS AND NET REALIZED GAIN/(LOSS) 1/1/14 THROUGH 6/30/14
Manning & Napier Dividend Focus Series - Class I	2,763,838	1,444,399	1,602,702	2,697,470	162,205	22,867	129,045
Manning & Napier High Yield Bond Series - Class I	260,949	219,788	43,824	447,432	45,059	7,498	(227)
Manning & Napier Real Estate Series - Class I	1,129,453	1,061,649	1,049,234	1,364,382	143,468	—	(87,980)

	$12,958,512	$13,007,350	$4,338,913	$22,495,091		$220,694	$45,211

STRATEGIC INCOME MODERATE SERIES	VALUE AT 12/31/13	PURCHASE COST	SALES PROCEEDS	VALUE AT 6/30/14	SHARES HELD AT 6/30/14	DIVIDEND INCOME 1/1/14 THROUGH 6/30/14	DISTRIBUTIONS AND NET REALIZED GAIN/(LOSS) 1/1/14 THROUGH 6/30/14
Manning & Napier Core Bond Plus Series - Class I	$3,608,259	$3,070,887	$474,783	$6,313,080	634,480	$73,491	$(3,772)
Manning & Napier Emerging Markets Series - Class I	231,379	218,584	34,607	427,507	36,982	—	(3,569)
Manning & Napier Equity Income Series - Class I	—	2,713,070	120,024	2,841,594	256,230	—	4,697
Manning & Napier Dividend Focus Series - Class I	3,000,201	1,259,907	1,668,870	2,670,578	160,588	21,991	113,032
Manning & Napier High Yield Bond Series - Class I	404,031	335,351	55,107	699,391	70,432	10,933	(1,167)
Manning & Napier Inflation Focus Equity Series - Class I	161,617	133,622	25,271	284,845	22,429	—	(701)
Manning & Napier Real Estate Series - Class I	709,470	599,869	585,281	852,982	89,693	—	(64,418)

	$8,114,957	$8,331,290	$2,963,943	$14,089,977		$106,415	$44,102

13

Notes to Financial Statements (continued)

6.	Capital Stock Transactions

Transactions in shares of Class S and Class I shares were:

STRATEGIC INCOME CONSERVATIVE SERIES:	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)		FOR THE YEAR ENDED 12/31/13		FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)		FOR THE YEAR ENDED 12/31/13
	CLASS S		CLASS S		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	473,515	$4,999,139	688,830	$7,022,823	572,638	$5,996,920	379,867	$3,864,714
Reinvested	8,554	91,102	22,098	224,985	7,552	80,448	10,515	107,037
Repurchased	(200,521)	(2,102,769)	(49,498)	(509,931)	(35,474)	(373,194)	(3,660)	(37,943)

Total	281,548	$2,987,472	661,430	$6,737,877	544,716	$5,704,174	386,722	$3,933,808

STRATEGIC INCOME MODERATE SERIES:	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)		FOR THE YEAR ENDED 12/31/13		FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)		FOR THE YEAR ENDED 12/31/13
	CLASS S		CLASS S		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	467,962	$5,181,612	499,715	$5,332,565	87,966	$1,001,032	119,105	$1,262,534
Reinvested	5,559	62,719	20,543	218,943	1,187	13,417	2,815	30,134
Repurchased	(54,339)	(586,387)	(98,054)	(1,063,711)	(28,078)	(304,458)	—	—

Total	419,182	$4,657,944	422,204	$4,487,797	61,075	$709,991	121,920	$1,292,668

At June 30, 2014, two shareholder accounts owned 461,489 shares of the Strategic Income Conservative Series (22.2% of the shares outstanding) valued at $4,978,082 and one shareholder account owned 146,250 shares of the Strategic Income Moderate Series (11.9% of the shares outstanding) valued at $1,674,559. Investment activities of these shareholders may have a material effect on the Series.

7.	Financial Instruments

The Underlying Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Underlying Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Underlying Series to close out their position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Underlying Series as of June 30, 2014.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the years ended December 31, 2013 and December 31, 2012 was as follows:

14

Notes to Financial Statements (continued)

8.	Federal Income Tax Information (continued)

	FOR THE YEAR ENDED 12/31/13		FOR THE YEAR ENDED 12/31/12
	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES
Ordinary income	$315,563	$212,389	$36,660	$42,145
Long-term capital gain	24,779	48,849	392	645

At June 30, 2014, the tax basis of components of distributable earnings and the net unrealized depreciation based on the identified cost for federal income tax purposes were as follows:

	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES
Cost for federal income tax purposes	$21,945,662	$13,632,567
Unrealized appreciation	549,429	457,410
Unrealized depreciation	—	—

Net unrealized appreciation (depreciation)	$549,429	$457,410

15

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16

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17

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNSTI-6/14-SAR

GLOBAL FIXED INCOME SERIES
www.manning-napier.com

Global Fixed Income Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The Actual lines of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14-6/30/14	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,055.20	$4.28	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21	0.84%
Class I
Actual	$1,000.00	$1,027.67	$3.47	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.46	0.69%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

Global Fixed Income Series

Portfolio Composition as of June 30, 2014

(unaudited)

2

Global Fixed Income Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS - 44.1%

Non-Convertible Corporate Bonds - 44.1%
Consumer Discretionary - 5.3%
Auto Components - 0.3%
Delphi Corp., 5.00%, 2/15/2023	Baa3	400,000	$430,000
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	Ba3	250,000	261,875

			691,875

Automobiles - 0.8%
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	Baa3	1,615,000	1,796,608
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	Baa3	275,000	351,118

			2,147,726

Diversified Consumer Services - 0.5%
Block Financial LLC, 5.50%, 11/1/2022	Baa2	1,165,000	1,271,895

Hotels, Restaurants & Leisure - 0.4%
International Game Technology, 7.50%, 6/15/2019	Baa2	1,000,000	1,136,751

Household Durables - 0.9%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[3], 6.125%, 7/1/2022	B2	500,000	520,000
NVR, Inc., 3.95%, 9/15/2022	Baa2	1,280,000	1,289,903
Tupperware Brands Corp., 4.75%, 6/1/2021	Baa3	590,000	636,891

			2,446,794

Media - 1.7%
British Sky Broadcasting Group plc (United Kingdom)[3], 9.50%, 11/15/2018	Baa1	825,000	1,062,251
Cogeco Cable, Inc. (Canada)[3], 4.875%, 5/1/2020	BB4	330,000	334,125
Columbus International, Inc. (Barbados)[3], 7.375%, 3/30/2021	B2	250,000	269,375
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2	835,000	940,633
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2	320,000	359,429
Sirius XM Radio, Inc.[3], 4.25%, 5/15/2020	B1	500,000	493,125
Time Warner, Inc., 4.75%, 3/29/2021	Baa2	770,000	853,811

			4,312,749

Multiline Retail - 0.3%
Dollar General Corp., 1.875%, 4/15/2018	Baa3	350,000	347,085
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	Baa2	350,000	335,961

			683,046

Specialty Retail - 0.1%
The TJX Companies, Inc., 2.75%, 6/15/2021	A3	400,000	400,148

Textiles, Apparel & Luxury Goods - 0.3%
VF Corp., 5.95%, 11/1/2017	A3	625,000	717,539

Total Consumer Discretionary			13,808,523

The accompanying notes are an integral part of the financial statements.

3

Global Fixed Income Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING [1] (UNAUDITED)	PRINCIPAL AMOUNT[2]		VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples - 0.8%
Beverages - 0.2%
Pernod-Ricard S.A. (France)[3], 5.75%, 4/7/2021	Baa3		350,000	$402,342

Food & Staples Retailing - 0.4%
C&S Group Enterprises, LLC[3], 5.375%, 7/15/2022	B1		250,000	251,250
KeHE Distributors LLC - KeHE Finance Corp.[3], 7.625%, 8/15/2021	B3		500,000	545,000
Shearer’s Foods LLC - Chip Finance Corp.[3], 9.00%, 11/1/2019	B1		250,000	273,750

				1,070,000

Food Products - 0.1%
Pinnacle Operating Corp.[3], 9.00%, 11/15/2020	Caa1		250,000	271,250

Household Products - 0.1%
Energizer Holdings, Inc., 4.70%, 5/19/2021	Baa3		375,000	386,173

Total Consumer Staples				2,129,765

Energy - 2.8%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2		575,000	707,084
Schlumberger Oilfield plc[3], 4.20%, 1/15/2021	Aa3		560,000	612,950
Weatherford International Ltd., 9.625%, 3/1/2019	Baa3		1,355,000	1,778,160

				3,098,194

Oil, Gas & Consumable Fuels - 1.6%
Chesapeake Energy Corp.[5], 3.484%, 4/15/2019	Ba1		250,000	252,813
CNOOC Nexen Finance 2014 ULC (China), 1.625%, 4/30/2017	Aa3		400,000	401,027
EOG Resources, Inc., 2.625%, 3/15/2023	A3		490,000	472,868
Gazprom OAO Via Gaz Capital S.A. (Russia)[3], 9.25%, 4/23/2019	Baa1		300,000	364,125
Lukoil International Finance B.V. (Russia)[3], 3.416%, 4/24/2018	Baa2		250,000	248,125
Petrobras Global Finance B.V. (Brazil)[5], 1.849%, 5/20/2016	Baa1		1,400,000	1,401,736
Petroleos Mexicanos (Mexico), 8.00%, 5/3/2019	A3		800,000	991,200

				4,131,894

Total Energy				7,230,088

Financials - 27.1%
Banks - 11.4%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)[5], 9.00%, 5/29/2049	WR6		200,000	224,250
Banco Santander S.A. (Spain), 4.00%, 4/7/2020	A1	EUR	100,000	158,499
Banco Santander S.A. (Spain)[5], 6.375%, 5/29/2049	Ba2		200,000	201,000
Bank of America Corp., 5.75%, 8/15/2016	Baa3		680,000	741,931
Bank of America Corp., 6.875%, 4/25/2018	Baa2		480,000	565,503
Bank of America Corp., 7.625%, 6/1/2019	Baa2		1,385,000	1,710,726
Barclays Bank plc (United Kingdom)[3], 10.179%, 6/12/2021	Baa3		300,000	414,963
Barclays Bank plc (United Kingdom), 3.75%, 5/15/2024	A2		200,000	200,715
Barclays plc (United Kingdom)[5], 6.625%, 6/30/2049	B4		200,000	197,000
BBVA Bancomer S.A. (Mexico)[3], 6.75%, 9/30/2022	Baa2		845,000	967,525

The accompanying notes are an integral part of the financial statements.

4

Global Fixed Income Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]		VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015	Baa2		1,455,000	$1,521,221
BNP Paribas - BNP Paribas US Medium-Term Note Program LLC (France)[3], 4.80%, 6/24/2015	Baa2		500,000	517,841
BNP Paribas Home Loan Covered Bonds S.A. (France), 3.75%, 4/20/2020	AAA[4]	EUR	50,000	79,733
BPCE S.A. (France)[5], 2.83%, 7/29/2049	Ba2		400,000	360,660
Citigroup, Inc., 8.50%, 5/22/2019	Baa2		2,710,000	3,463,898
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	Aaa	AUD	1,680,000	1,682,859
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. (Netherlands)[5], 8.40%, 11/29/2049	WR6		100,000	112,750
HSBC Bank plc (United Kingdom)[3], 1.50%, 5/15/2018	Aa3		500,000	496,088
HSBC USA Capital Trust I (United Kingdom)[3], 7.808%, 12/15/2026	Baa1		100,000	101,277
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa2		790,000	828,491
Intesa Sanpaolo S.p.A. (Italy)[3], 6.50%, 2/24/2021	Baa2		350,000	413,962
Intesa Sanpaolo S.p.A. (Italy)[3], 5.017%, 6/26/2024	Ba1		1,000,000	1,011,815
JPMorgan Chase & Co., 6.30%, 4/23/2019	A3		820,000	969,503
Lloyds Bank plc (United Kingdom)[3], 6.50%, 9/14/2020	Baa2		1,580,000	1,854,558
Lloyds Bank plc (United Kingdom)[5], 9.875%, 12/16/2021	Baa3		250,000	295,625
National City Corp., 6.875%, 5/15/2019	Baa1		1,350,000	1,612,335
Popular, Inc. (Puerto Rico), 7.00%, 7/1/2019	B2		500,000	507,500
Royal Bank of Canada (Canada), 3.27%, 11/10/2014	Aaa	CAD	1,295,000	1,221,843
Royal Bank of Canada (Canada), 3.18%, 3/16/2015	Aaa	CAD	2,140,000	2,031,100
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	Aaa	CAD	1,995,000	1,993,373
Royal Bank of Scotland Group plc (United Kingdom), 5.00%, 10/1/2014	B1		350,000	353,286
The Royal Bank of Scotland plc (United Kingdom)[5], 9.50%, 3/16/2022	BBB[4]		250,000	293,125
Santander Holdings USA, Inc., 4.625%, 4/19/2016	Baa2		470,000	499,705
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	Aaa	AUD	2,100,000	2,104,328

				29,708,988

Capital Markets - 3.7%
The Goldman Sachs Group, Inc., 2.375%, 1/22/2018	Baa1		330,000	335,127
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	Baa1		1,790,000	2,052,808
The Goldman Sachs Group, Inc.[5], 1.324%, 11/15/2018	Baa1		1,280,000	1,297,482
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	Baa1		615,000	696,658
The Goldman Sachs Group, Inc., 5.25%, 7/27/2021	Baa1		550,000	617,613
The Goldman Sachs Group, Inc.[5], 1.83%, 11/29/2023	Baa1		350,000	360,738
Morgan Stanley, 2.125%, 4/25/2018	Baa2		740,000	748,129
Morgan Stanley, 5.75%, 1/25/2021	Baa2		2,015,000	2,340,674
Scottrade Financial Services, Inc.[3], 6.125%, 7/11/2021	Baa3		375,000	389,282
UBS AG (Switzerland)[5], 7.25%, 2/22/2022	BBB[4]		200,000	219,060
UBS AG (Switzerland), 7.625%, 8/17/2022	BBB[4]		250,000	301,018

The accompanying notes are an integral part of the financial statements.

5

Global Fixed Income Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
UBS AG (Switzerland)[5], 4.75%, 5/22/2023	BBB[4]	200,000	$204,750

			9,563,339

Consumer Finance - 1.6%
American Express Co.[5], 6.80%, 9/1/2066	Baa2	620,000	682,000
Capital One Bank USA National Association, 2.15%, 11/21/2018	A3	950,000	955,467
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2	675,000	817,414
CNG Holdings, Inc.[3], 9.375%, 5/15/2020	B3	500,000	415,625
Discover Bank, 4.20%, 8/8/2023	Baa3	320,000	337,672
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3	500,000	538,750
Navient Corp., 6.125%, 3/25/2024	Ba3	500,000	506,875

			4,253,803

Diversified Financial Services - 3.2%
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	A3	380,000	452,229
CME Group, Inc., 3.00%, 9/15/2022	Aa3	660,000	656,845
General Electric Capital Corp., 5.625%, 5/1/2018	A1	725,000	830,730
General Electric Capital Corp.[5], 0.603%, 5/5/2026	A1	855,000	789,504
General Electric Capital Corp.[5], 7.125%, 12/29/2049	Baa1	585,000	690,417
ING Bank N.V. (Netherlands)[3], 5.80%, 9/25/2023	Baa2	350,000	394,275
ING Bank N.V. (Netherlands)[5], 4.125%, 11/21/2023	Baa2	400,000	411,500
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 7.375%, 4/1/2020	B1	500,000	525,000
Jefferies Group LLC, 8.50%, 7/15/2019	Baa3	2,265,000	2,831,250
Voya Financial, Inc., 2.90%, 2/15/2018	Baa3	370,000	383,409
Voya Financial, Inc., 5.50%, 7/15/2022	Baa3	270,000	309,236

			8,274,395

Insurance - 3.8%
Aegon N.V. (Netherlands)[5], 2.847%, 7/29/2049	Baa1	435,000	395,241
American International Group, Inc., 4.875%, 6/1/2022	Baa1	1,875,000	2,087,931
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2	1,400,000	1,391,662
AXA S.A. (France)[5], 2.81%, 8/29/2049	A3	425,000	386,495
First American Financial Corp., 4.30%, 2/1/2023	Baa3	565,000	566,513
Genworth Holdings, Inc., 7.625%, 9/24/2021	Baa3	1,755,000	2,198,762
Genworth Holdings, Inc.[5], 6.15%, 11/15/2066	Ba1	600,000	570,750
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	Baa3	1,320,000	1,500,989
Prudential Financial, Inc.[5], 5.875%, 9/15/2042	Baa2	800,000	869,000

			9,967,343

Real Estate Investment Trusts (REITS) - 3.2%
American Tower Corp., 3.40%, 2/15/2019	Baa3	1,705,000	1,783,694
BioMed Realty LP, 3.85%, 4/15/2016	Baa3	140,000	146,470

The accompanying notes are an integral part of the financial statements.

6

Global Fixed Income Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]		VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Camden Property Trust, 5.70%, 5/15/2017	Baa1		715,000	$801,145
Corrections Corp. of America, 4.125%, 4/1/2020	Ba1		250,000	248,125
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2		1,110,000	1,233,662
HCP, Inc., 6.70%, 1/30/2018	Baa1		865,000	1,008,604
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2		635,000	705,336
Simon Property Group LP, 6.125%, 5/30/2018	A2		285,000	331,583
Simon Property Group LP, 10.35%, 4/1/2019	A2		1,125,000	1,524,216
UDR, Inc., 4.625%, 1/10/2022	Baa2		460,000	499,556

				8,282,391

Real Estate Management & Development - 0.1%
Forestar USA Real Estate Group, Inc.[3], 8.50%, 6/1/2022	B2		250,000	258,750

Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp.[3], 6.625%, 5/15/2019	B2		250,000	258,125

Total Financials				70,567,134

Health Care - 1.3%
Health Care Equipment & Supplies - 1.1%
Crimson Merger Sub, Inc.[3], 6.625%, 5/15/2022	Caa1		250,000	248,125
FMC Finance VIII S.A. (Germany)[3], 6.50%, 9/15/2018	Ba2	EUR	1,540,000	2,498,381

				2,746,506

Health Care Providers & Services - 0.2%
Express Scripts Holding Co., 4.75%, 11/15/2021	Baa3		500,000	553,391

Total Health Care				3,299,897

Industrials - 1.1%
Aerospace & Defense - 0.2%
DigitalGlobe, Inc., 5.25%, 2/1/2021	B1		500,000	495,000

Commercial Services & Supplies - 0.1%
Modular Space Corp.[3], 10.25%, 1/31/2019	B3		250,000	263,125

Machinery - 0.3%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	Ba1		250,000	255,000
Joy Global, Inc., 5.125%, 10/15/2021	Baa2		415,000	452,542

				707,542

Trading Companies & Distributors - 0.5%
Air Lease Corp., 3.375%, 1/15/2019	BBB[4]		1,150,000	1,183,063
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	B3		250,000	266,250

				1,449,313

Total Industrials				2,914,980

The accompanying notes are an integral part of the financial statements.

7

Global Fixed Income Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology - 1.5%
Internet Software & Services - 0.2%
Tencent Holdings Ltd. (China)[3], 3.375%, 5/2/2019	A3	400,000	$408,948

IT Services - 0.1%
Xerox Corp., 2.80%, 5/15/2020	Baa2	400,000	399,353

Semiconductors & Semiconductor Equipment - 0.3%
Xilinx, Inc., 3.00%, 3/15/2021	A3	850,000	857,911

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc., 2.40%, 5/3/2023	Aa1	100,000	94,469
EMC Corp., 2.65%, 6/1/2020	A1	795,000	801,505
Hewlett-Packard Co.[5], 1.174%, 1/14/2019	Baa1	1,385,000	1,396,033

			2,292,007

Total Information Technology			3,958,219

Materials - 2.7%
Chemicals - 0.1%
The Mosaic Co., 4.25%, 11/15/2023	Baa1	100,000	105,566
Potash Corp. of Saskatchewan, Inc. (Canada), 6.50%, 5/15/2019	A3	75,000	89,890

			195,456

Containers & Packaging - 0.2%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3,5], 3.211%, 12/15/2019	Ba3	500,000	498,750

Metals & Mining - 1.8%
ArcelorMittal (Luxembourg), 10.35%, 6/1/2019	Ba1	250,000	320,000
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	580,000	697,991
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	Baa3	515,000	527,202
Freeport-McMoRan Copper & Gold, Inc., 3.10%, 3/15/2020	Baa3	470,000	474,647
MMC Finance Ltd. (Russia), 4.375%, 4/30/2018	Baa2	350,000	351,750
Plains Exploration & Production Co., 6.125%, 6/15/2019	Baa3	950,000	1,049,750
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	A3	360,000	379,154
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[3], 7.375%, 2/1/2020	B1	250,000	266,875
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa2	645,000	658,682

			4,726,051

Paper & Forest Products - 0.6%
International Paper Co., 7.50%, 8/15/2021	Baa2	1,175,000	1,497,156

Total Materials			6,917,413

Telecommunication Services - 1.2%
Diversified Telecommunication Services - 0.5%
Telefonica Emisiones S.A.U. (Spain), 6.221%, 7/3/2017	Baa2	1,200,000	1,357,963

The accompanying notes are an integral part of the financial statements.

8

Global Fixed Income Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT2/ SHARES		VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de C.V. (Mexico), 5.00%, 3/30/2020	A2		990,000	$1,097,583
CPI International, Inc., 8.75%, 2/15/2018	Caa1		250,000	261,875
SBA Tower Trust[3], 3.598%, 4/15/2018	Baa3		500,000	502,927

				1,862,385

Total Telecommunication Services				3,220,348

Utilities - 0.3%
Gas Utilities - 0.2%
National Fuel Gas Co., 3.75%, 3/1/2023	Baa2		400,000	395,146

Independent Power and Renewable Electricity Producers - 0.1%
ContourGlobal Power Holdings S.A. (France)[3], 7.125%, 6/1/2019	B3		250,000	249,500

Total Utilities				644,646

TOTAL CORPORATE BONDS
(Identified Cost $114,047,174)				114,691,013

PREFERRED STOCKS - 0.1%
Financials - 0.1%
Insurance - 0.1%
Principal Financial Group, Inc., Series A (non-cumulative), 5.563%[7]
(Identified Cost $99,250)	Ba1		1,000	102,000

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%
Fannie Mae Interest Strip, Series 398, Class C3 (IO), 4.50%, 5/25/2039	WR6		1,791,675	346,859
Fannie Mae Interest Strip, Series 409, Class C15 (IO), 4.00%, 11/25/2039	WR6		2,746,461	568,330
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[5], 1.569%, 10/25/2021	WR6		4,160,487	384,954
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[5], 0.227%, 4/25/2023	Aaa		23,735,642	400,610
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[5], 1.588%, 10/25/2018	WR6		6,249,541	375,585

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $2,135,750)				2,076,338

FOREIGN GOVERNMENT BONDS - 46.6%
Australia Government Bond (Australia), 4.50%, 4/15/2020	Aaa	AUD	600,000	607,010
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2019	Baa2	BRL	7,700,000	3,280,650
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019	Baa2		400,000	521,000
Canada Housing Trust No. 1 (Canada)[3], 4.10%, 12/15/2018	Aaa	CAD	2,485,000	2,561,805
Canadian Government Bond (Canada), 1.50%, 9/1/2017	Aaa	CAD	6,000,000	5,660,035

The accompanying notes are an integral part of the financial statements.

9

Global Fixed Income Series

Investment Portfolio - June 30, 2014

(unaudited)

	CREDIT RATING[1] (UNAUDITED)		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

FOREIGN GOVERNMENT BONDS (continued)

Chile Government International Bond (Chile), 5.50%, 8/5/2020	Aa3	CLP	700,000,000	$1,321,483
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	Baa1	EUR	1,340,000	2,238,312
Ireland Government Bond (Ireland), 3.90%, 3/20/2023	Baa1	EUR	400,000	626,154
Italy Buoni Poliennali Del Tesoro (Italy), 2.25%, 5/15/2016	Baa2	EUR	860,000	1,213,327
Italy Buoni Poliennali Del Tesoro (Italy), 1.50%, 12/15/2016	Baa2	EUR	6,300,000	8,778,075
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	Baa2	EUR	2,835,000	4,765,114
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	Baa2	EUR	4,410,000	7,406,300
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	Aa3	JPY	530,700,000	5,265,960
Korea Treasury Bond (South Korea), 4.50%, 3/10/2015	Aa3	KRW	5,790,000,000	5,795,825
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	Aa3	KRW	2,400,000,000	2,375,988
Malaysia Government Bond (Malaysia), 3.434%, 8/15/2014	WR6	MYR	6,820,000	2,124,883
Malaysia Government Bond (Malaysia), 3.172%, 7/15/2016	WR6	MYR	10,750,000	3,339,915
Mexican Government Bond (Mexico), 6.00%, 6/18/2015	A3	MXN	625,000	49,493
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	A3	MXN	21,454,000	1,765,406
Mexican Government Bond (Mexico), 6.25%, 6/16/2016	A3	MXN	15,000,000	1,219,050
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	A3	MXN	33,570,000	2,804,574
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	A3	MXN	51,500,000	4,105,785
Mexican Government Bond (Mexico), 7.75%, 12/14/2017	A3	MXN	17,000,000	1,463,959
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3	MXN	12,500,000	1,107,737
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	A3	MXN	21,000,000	1,734,006
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3	MXN	34,000,000	2,785,531
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	A3	MXN	6,500,000	573,037
Portugal Obrigacoes do Tesouro OT (Portugal)[3], 4.20%, 10/15/2016	Ba2	EUR	1,200,000	1,752,595
Portugal Obrigacoes do Tesouro OT (Portugal)[3], 4.80%, 6/15/2020	Ba2	EUR	805,000	1,222,101
Russian Foreign Bond - Eurobond (Russia)[3], 5.00%, 4/29/2020	Baa1		1,000,000	1,066,000
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	Aaa	SGD	4,515,000	3,846,933
Spain Government Bond (Spain), 3.30%, 7/30/2016	Baa2	EUR	850,000	1,229,782
Spain Government Bond (Spain), 2.10%, 4/30/2017	Baa2	EUR	4,500,000	6,389,334
Spain Government Bond (Spain), 4.50%, 1/31/2018	Baa2	EUR	1,415,000	2,177,579
Spain Government Bond (Spain), 4.00%, 4/30/2020	Baa2	EUR	2,740,000	4,257,066
Spain Government Bond (Spain)[3] , 5.40%, 1/31/2023	Baa2	EUR	3,755,000	6,315,732
United Kingdom Gilt (United Kingdom), 2.00%, 1/22/2016	Aa1	GBP	4,750,000	8,270,960
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	Aa1	GBP	2,435,000	4,101,103
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	Aa1	GBP	2,610,000	5,002,783

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $114,449,882)				121,122,382

MUNICIPAL BONDS - 0.6%
Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2022
(Identified Cost $1,527,917)	B1		1,650,000	1,611,869

The accompanying notes are an integral part of the financial statements.

10

Global Fixed Income Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)
MUTUAL FUND - 0.1%

iShares iBoxx $ High Yield Corporate Bond ETF
(Identified Cost $299,593)	3,250	$309,400

U.S. GOVERNMENT AGENCIES - 3.3%
Mortgage-Backed Securities - 3.3%
Fannie Mae, Pool #735500, 5.50%, 5/1/2035	1,545,222	1,736,595
Freddie Mac, Pool #J14406, 3.50%, 2/1/2026	2,079,921	2,200,731
Freddie Mac, Pool #Z50018, 3.50%, 7/1/2026	2,013,476	2,130,426
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	2,307,962	2,572,592

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $8,442,387)		8,640,344

SHORT-TERM INVESTMENT - 4.2%
Dreyfus Cash Management, Inc. - Institutional Shares[8], 0.03%,
(Identified Cost $11,021,193)	11,021,193	11,021,193

TOTAL INVESTMENTS - 99.8%
(Identified Cost $252,023,146)		259,574,539
OTHER ASSETS, LESS LIABILITIES - 0.2%		540,617

NET ASSETS - 100%		$260,115,156

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

ETF - Exchange Traded Fund

EUR - Euro

GBP - British Pound

IO - Interest only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

SGD - Singapore Dollar

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $31,521,618 or 12.1% of the Series’ net assets as of June 30, 2014 (see Note 2 to the financial statements).

4Credit ratings from S&P (unaudited).

5The coupon rate is floating and is the effective rate as of June 30, 2014.

6Credit rating has been withdrawn. As of June 30, 2014, there is no rating available (unaudited).

7The rate shown is a fixed rate as of June 30, 2014; the rate becomes floating, based on LIBOR plus a spread, in 2015.

8Rate shown is the current yield as of June 30, 2014.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United States 34.8% .

The accompanying notes are an integral part of the financial statements.

11

Global Fixed Income Series

Investment Portfolio - June 30, 2014

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

12

Global Fixed Income Series

Statement of Assets and Liabilities

June 30, 2014 (unaudited)

ASSETS:

Investments, at value (identified cost $252,023,146) (Note 2)	$259,574,539
Foreign currency (identified cost $100,239)	100,343
Interest receivable	2,352,354
Receivable for fund shares sold	213,128
Foreign tax reclaims receivable	32,966
Dividends receivable	241
Prepaid expenses	1,277

TOTAL ASSETS	262,274,848

LIABILITIES:

Accrued management fees (Note 3)	126,368
Accrued shareholder services fees (Class S) (Note 3)	26,167
Accrued fund accounting and administration fees (Note 3)	7,199
Accrued foreign capital gains tax (Note 2)	2,969
Accrued transfer agent fees (Note 3)	2,072
Accrued Directors’ fees (Note 3)	156
Payable for securities purchased	1,718,905
Payable for fund shares repurchased	197,610
Foreign cap gains tax payable	66,727
Other payables and accrued expenses	11,519

TOTAL LIABILITIES	2,159,692

TOTAL NET ASSETS	$260,115,156

NET ASSETS CONSIST OF:

Capital stock	$250,497
Additional paid-in-capital	249,983,703
Undistributed net investment income	294,735
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	2,029,054
Net unrealized appreciation on investments (net of foreign capital gains tax of $2,969), foreign currency and translation of other assets and liabilities	7,557,167

TOTAL NET ASSETS	$260,115,156

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($213,571,854/ 20,571,471 shares)	$10.38

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($46,543,302/ 4,478,189 shares)	$10.39

The accompanying notes are an integral part of the financial statements.

13

Global Fixed Income Series

Statement of Operations

For the Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:

Interest (net of foreign withholding tax of $39,063)	$3,746,799
Dividends	3,862

Total Investment Income	3,750,661

EXPENSES:

Management fees (Note 3)	745,304
Shareholder services fees (Class S) (Note 3)	153,721
Fund accounting and administration fees (Note 3)	41,946
Transfer agent fees (Note 3)	7,242
Directors’ fees (Note 3)	1,620
Chief Compliance Officer service fees (Note 3)	1,347
Custodian fees	21,858
Miscellaneous	43,832

Total Expenses	1,016,870
Less reduction of expenses (Note 3)	(992)

Net Expenses	1,015,878

NET INVESTMENT INCOME	2,734,783

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain on-
Investments	2,171,452
Foreign currency and translation of other assets and liabilities	1,671,159

3,842,611

Net change in unrealized appreciation (depreciation) on-
Investments (net of increase in accrued foreign capital gains tax of $1,699)	7,089,398
Foreign currency and translation of other assets and liabilities	(37,455)

7,051,943

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	10,894,554

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,629,337

The accompanying notes are an integral part of the financial statements.

14

Global Fixed Income Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE YEAR ENDED 12/31/13
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,734,783	$3,461,504
Net realized gain (loss) on investments and foreign currency	3,842,611	(3,553,396)
Net change in unrealized appreciation on investments and foreign currency	7,051,943	463,716

Net increase from operations	13,629,337	371,824

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(1,763,889)	(1,644,869)
From net investment income (Class I)	(404,798)	(332,504)
From net realized gain on investments (Class S)	—	(17,547)
From net realized gain on investments (Class I)	—	(2,992)

Total distributions to shareholders	(2,168,687)	(1,997,912)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	16,604,841	228,569,470

Net increase in net assets	28,065,491	226,943,382

NET ASSETS:

Beginning of period	232,049,665	5,106,283

End of period (including undistributed net investment income of $294,735 and distributions in excess of net investment income of $271,361, respectively)	$260,115,156	$232,049,665

The accompanying notes are an integral part of the financial statements.

15

Global Fixed Income Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)		FOR THE PERIOD 4/1/13[1] TO 12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.92		$10.00

Income (loss) from investment operations:
Net investment income[2]	0.11		0.16
Net realized and unrealized gain (loss) on investments	0.44		(0.16)

Total from investment operations	0.55		0.00

Less distributions to shareholders:
From net investment income	(0.09)		(0.08)
From net realized gain on investments	—		—	[3]

Total distributions to shareholders	(0.09)		(0.08)

Net asset value - End of period	$10.38		$9.92

Net assets - End of period (000’s omitted)	$213,572		$196,860

Total return[4]	5.52%		0.07%
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.84%		0.85%
Net investment income[5]	2.18%		2.16%
Portfolio turnover	25%		51%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

	0.00	% [5,6]	0.00	% [5,6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

6Less than 0.01% .

The accompanying notes are an integral part of the financial statements.

16

Global Fixed Income Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)	FOR THE YEAR ENDED 12/31/13	FOR THE PERIOD 10/1/12[1] TO 12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.93	$10.09	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.12	0.23	0.04
Net realized and unrealized gain (loss) on investments	0.43	(0.26)	0.05

Total from investment operations	0.55	(0.03)	0.09

Less distributions to shareholders:
From net investment income	(0.09)	(0.13)	— [3]
From net realized gain on investments	—	— [3]	— [3]

Total distributions to shareholders	(0.09)	(0.13)	— [3]

Net asset value - End of period	$10.39	$9.93	$10.09

Net assets - End of period (000’s omitted)	$46,543	$35,190	$5,106

Total return[4]	5.58%	(0.32%)	0.95%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.69%[5]	0.70%	0.70%[5]
Net investment income	2.33%[5]	2.32%	1.60%[5]
Portfolio turnover	25%	51%	4%

*The investment advisor did not impose all of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have been increased by the following amount:

	0.01%[5]	0.11%	4.08%[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

17

Global Fixed Income Series

Notes to Financial Statements

(unaudited)

1.	Organization

Global Fixed Income Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing principally in fixed income securities of issuers located anywhere in the world.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same except the Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2014, 10.6 billion shares have been designated in total among 42 series, of which 100 million have been designated as Global Fixed Income Series Class S common stock, and 100 million designated as Global Fixed Income Series Class I common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service that utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

18

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred securities:
Financials	$102,000	$102,000	$—	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	8,640,344	—	8,640,344	—
States and political subdivisions (municipals)	1,611,869	—	1,611,869	—
Corporate debt:
Consumer Discretionary	13,808,523	—	13,808,523	—
Consumer Staples	2,129,765	—	2,129,765	—
Energy	7,230,088	—	7,230,088	—
Financials	70,567,134	—	70,567,134	—
Health Care	3,299,897	—	3,299,897	—
Industrials	2,914,980	—	2,914,980	—
Information Technology	3,958,219	—	3,958,219	—
Materials	6,917,413	—	6,917,413	—
Telecommunication Services	3,220,348	—	3,220,348	—
Utilities	644,646	—	644,646	—
Commercial mortgage-backed securities	2,076,338	—	2,076,338	—
Foreign government bonds	121,122,382	—	121,122,382	—
Mutual funds	11,330,593	11,330,593	—	—

Total assets	$259,574,539	$11,432,593	$248,141,946	$—

There were no Level 3 securities held by the Series as of December 31, 2013 or June 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2014.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the

19

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2014.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2014.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were held by the Series at June 30, 2014.

20

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2014, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2012 and the year ended December 31, 2013. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held for less than a year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital gains tax in the accompanying Statement of Assets and Liabilities. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short term realized capital gains.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund

21

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. An Audit Committee Chair, who receives an additional annual stipend for this role, was appointed to the Fund.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.15% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2015, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of Class S’s shareholder services fee, at no more than 0.70% of average daily net assets each year. For the six months ended June 30, 2014, the Advisor voluntarily waived fees of $992, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2014, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $73,981,636 and $55,352,228 respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $6,856,339 and $4,642,739 respectively.

22

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in shares of Class S and I shares of Global Fixed Income Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/14		FOR THE PERIOD 4/1/13 (COMMENCEMENT OF OPERATIONS) TO 12/31/13
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,352,462	$13,680,357	20,636,785	$205,952,679
Reinvested	163,933	1,680,910	163,630	1,596,797
Repurchased	(797,804)	(8,098,579)	(947,535)	(9,321,682)

Total	718,591	$7,262,688	19,852,880	$198,227,794

CLASS I	FOR THE SIX MONTHS ENDED 6/30/14		FOR THE YEAR ENDED 12/31/13
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	901,944	$9,024,628	3,262,518	$32,499,913
Reinvested	39,438	404,798	34,278	335,496
Repurchased	(8,646)	(87,273)	(257,351)	(2,493,733)

Total	932,736	$9,342,153	3,039,445	$30,341,676

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2014.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

23

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the period ended December 31, 2013 were as follows:

Ordinary income	$1,987,070
Long-term capital gains	10,841

At June 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$252,023,146
Unrealized appreciation	9,785,445
Unrealized depreciation	(2,234,052)

Net unrealized appreciation	$7,551,393

24

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25

Global Fixed Income Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNGFI-6/14-SAR

DYNAMIC OPPORTUNITIES SERIES
www.manning-napier.com

Dynamic Opportunities Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each Class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14*	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14-6/30/14	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,016.00	$5.30	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.54	$5.31	1.06%
Class I
Actual	$1,000.00	$1,017.00	$4.35	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

Dynamic Opportunities Series

Portfolio Composition as of June 30, 2014

(unaudited)

2

Dynamic Opportunities Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 97.4%

Consumer Discretionary - 34.7%
Hotels, Restaurants & Leisure - 2.1%
Whitbread plc (United Kingdom)[1]	84,160	$6,349,044

Household Durables - 1.0%
GoPro, Inc. - Class A*	75,000	3,041,250

Internet & Catalog Retail - 9.0%
Groupon, Inc.*	2,186,660	14,475,689
TripAdvisor, Inc.*	120,710	13,116,348

		27,592,037

Media - 9.8%
AMC Networks, Inc. - Class A*	284,530	17,495,750
Morningstar, Inc.	124,900	8,969,069
World Wrestling Entertainment, Inc. - Class A	314,760	3,755,087

		30,219,906

Specialty Retail - 4.1%
Dick’s Sporting Goods, Inc.	274,040	12,759,302

Textiles, Apparel & Luxury Goods - 8.7%
Gildan Activewear, Inc. (Canada)	160,730	9,463,782
Lululemon Athletica, Inc.*	428,280	17,336,774

		26,800,556

Total Consumer Discretionary		106,762,095

Consumer Staples - 9.6%
Beverages - 2.5%
Monster Beverage Corp.*	106,530	7,566,826

Food Products - 7.1%
Annie’s, Inc.*	252,890	8,552,740
Keurig Green Mountain, Inc.	106,780	13,305,856

		21,858,596

Total Consumer Staples		29,425,422

Financials - 5.6%
Diversified Financial Services - 5.6%
MSCI, Inc.*	373,570	17,128,185

Health Care - 21.6%
Biotechnology - 6.3%
BioMarin Pharmaceutical, Inc.*	153,220	9,531,816
Seattle Genetics, Inc.*	256,060	9,794,295

		19,326,111

Health Care Equipment & Supplies - 11.0%
The Cooper Companies, Inc.	68,550	9,290,581
HeartWare International, Inc.*	129,420	11,453,670

The accompanying notes are an integral part of the financial statements.

3

Dynamic Opportunities Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Thoratec Corp.*	374,630	$13,059,602

		33,803,853

Health Care Providers & Services - 4.3%
Catamaran Corp.*	302,980	13,379,597

Total Health Care		66,509,561

Industrials - 8.2%
Machinery - 5.3%
Chart Industries, Inc.*	76,780	6,352,777
Westport Innovations, Inc. - ADR (Canada)*	555,650	10,012,813

		16,365,590

Trading Companies & Distributors - 2.9%
Fastenal Co.	181,020	8,958,680

Total Industrials		25,324,270

Information Technology - 17.7%
Electronic Equipment, Instruments & Components - 2.8%
FLIR Systems, Inc.	252,960	8,785,301

Internet Software & Services - 8.8%
MercadoLibre, Inc. (Argentina)	66,440	6,338,376
Q2 Holdings, Inc.*	108,532	1,547,666
Qihoo 360 Technology Co. Ltd. - ADR (China)*	92,140	8,480,566
Zillow, Inc. - Class A*	75,100	10,734,043

		27,100,651

IT Services - 2.9%
EVERTEC, Inc.	369,340	8,952,802

Software - 3.2%
Fortinet, Inc.*	386,390	9,709,981

Total Information Technology		54,548,735

TOTAL COMMON STOCKS
(Identified Cost $289,493,732)		299,698,268

The accompanying notes are an integral part of the financial statements.

4

Dynamic Opportunities Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 4.5%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.03%,
(Identified Cost $ 13,802,575)	13,802,575	$13,802,575

TOTAL INVESTMENTS - 101.9%
(Identified Cost $ 303,296,307)		313,500,843
LIABILITIES, LESS OTHER ASSETS - (1.9%)		(5,797,092)

NET ASSETS - 100%		$307,703,751

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of June 30, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

5

Dynamic Opportunities Series

Statement of Assets & Liabilities

June 30, 2014 (unaudited)

ASSETS:

Investments, at value (identified cost $303,296,307) (Note 2)	$313,500,843
Receivable for fund shares sold	242,199
Dividends receivable	62,179
Foreign tax reclaims receivable	1,776
Prepaid and other expenses	1,748

TOTAL ASSETS	313,808,745

LIABILITIES:

Accrued management fees (Note 3)	196,115
Accrued shareholder services fees (Class S) (Note 3)	40,663
Accrued fund accounting and administration fees (Note 3)	1,671
Accrued Chief Compliance Officer service fees (Note 3)	358
Accrued transfer agent fees (Note 3)	261
Payable for fund shares repurchased	350,814
Payable for securities purchased	5,499,312
Audit fees payable	15,800

TOTAL LIABILITIES	6,104,994

TOTAL NET ASSETS	$307,703,751

NET ASSETS CONSIST OF:

Capital stock	$302,837
Additional paid-in-capital	295,612,206
Undistributed net investment loss	(785,775)
Accumulated net realized gain on investments	2,368,784
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	10,205,699

TOTAL NET ASSETS	$307,703,751

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($254,628,994/25,064,244 shares)	$10.16

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($53,074,757/5,219,456 shares)	$10.17

The accompanying notes are an integral part of the financial statements.

6

Dynamic Opportunities Series

Statement of Operations*

For the Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $6,053)	$268,172

EXPENSES:

Management fees (Note 3)	816,733
Shareholder services fees (Class S)(Note 3)	172,023
Fund accounting and administration fees (Note 3)	26,034
Transfer agent fees (Note 3)	6,744
Chief Compliance Officer service fees (Note 3)	1,162
Directors’ fees (Note 3)	1,012
Custodian fees	5,740
Miscellaneous	24,499

Total Expenses	1,053,947

NET INVESTMENT INCOME	(785,775)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments	2,368,784
Net change in unrealized appreciation (depreciation) on- Investments	10,204,536
Foreign currency and translation of other assets and liabilities	1,163

10,205,699

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	12,574,483

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,788,708

*Commencement of operations was December 31, 2013.

The accompanying notes are an integral part of the financial statements.

7

Dynamic Opportunities Series

Statements of Changes in Net Assets*

FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment loss	$(785,775)
Net realized gain (loss) on investments and foreign currency	2,368,784
Net change in unrealized appreciation (depreciation) on investments and foreign currency	10,205,699

Net increase from operations	11,788,708

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	295,915,043

Net increase in net assets	307,703,751

NET ASSETS:

Beginning of period	—

End of period (including undistributed net investment income of $ (785,775))	$307,703,751

*Commencement of operations was December 31, 2013.

The accompanying notes are an integral part of the financial statements.

8

Dynamic Opportunities Series

Financial Highlights - Class S*

FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00

Income (loss) from investment operations:
Net investment income[1]	(0.04)
Net realized and unrealized gain (loss) on investments	0.20

Total from investment operations	0.16

Net asset value - End of period	$10.16

Net assets - End of period (000’s omitted)	$254,629

Total return[2]	1.60%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.06%[3]
Net investment income	(0.80%)[3]
Portfolio turnover	33%

*Commencement of operations was December 31, 2013.

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

9

Dynamic Opportunities Series

Financial Highlights - Class I*

FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00

Income (loss) from investment operations:
Net investment income[1]	(0.03)
Net realized and unrealized gain (loss) on investments	0.20

Total from investment operations	0.17

Net asset value - End of period	$10.17

Net assets - End of period (000’s omitted)	$53,075

Total return[2]	1.70%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.87%[3]
Net investment income	(0.60%)[3]
Portfolio turnover	33%

*Commencement of operations was December 31, 2013.

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

10

Dynamic Opportunities Series

Notes to Financial Statements

(unaudited)

1.	Organization

Dynamic Opportunities Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2014, 10.6 billion shares have been designated in total among 42 series, of which 100 million have been designated as Class S common stock, and 100 million have been designated as Class I common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair

11

Dynamic Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$106,762,095	$100,413,051	$6,349,044	$—
Consumer Staples	29,425,422	29,425,422	—	—
Financials	17,128,185	17,128,185	—	—
Health Care	66,509,561	66,509,561	—	—
Industrials	25,324,270	25,324,270	—	—
Information Technology	54,548,735	54,548,735	—	—
Mutual funds	13,802,575	13,802,575	—	—

Total assets	$313,500,843	$307,151,799	$6,349,044	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of June 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2014.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of

12

Dynamic Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2014, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation as this is the inception year of the Series and no returns have yet been filed.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. An Audit Committee Chair, who receives an additional annual stipend for this role, was appointed to the Fund.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at

13

Dynamic Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

an annual rate of 0.20% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2015, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series exclusive of each share class’ shareholder services fee, at no more than 0.90% of average daily net assets. The Advisor did not waive any fees for the six months ended June 30, 2014, which is included as a reduction of expenses on the statement of operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2014, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $352,064,648 and $64,939,700, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S and Class I of Dynamic Opportunities Series were:

CLASS S*:	FOR THE SIX MONTHS ENDED 6/30/14
	SHARES	AMOUNT
Sold	26,512,008	$259,116,400
Reinvested	—	—
Repurchased	(1,447,764)	(14,321,262)

Total	25,064,244	$244,795,138

CLASS I*:	FOR THE SIX MONTHS ENDED 6/30/14
	SHARES	AMOUNT
Sold	5,294,233	$51,888,057
Reinvested	—	—
Repurchased	(74,777)	(768,152)

Total	5,219,456	$51,119,905

*Commencement of operations was December 31, 2013.

14

Dynamic Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2014.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

At June 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$303,449,906
Unrealized appreciation	22,146,728
Unrealized depreciation	(12,095,791)

Net unrealized appreciation	$10,050,937

15

Dynamic Opportunities Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 20, 2013, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and considered by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2013 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 27 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 18 of the 37 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Tax Managed Series, Pro-Blend Series Class C, and Target Series’ Class R and Class C, are lower than, or substantially similar to the Morningstar mean and median reported total expense ratio. The higher than mean and median total expense ratios for Classes C and R reflect higher distribution, marketing and shareholder service fees payable to broker-dealers through a 100bp 12b-1 fee for Class C and a 50bp 12b-1 fee for Class R. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

16

Dynamic Opportunities Series

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research services provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board then considered economies of scale and concluded that the current fee schedule to the advisory agreement remained reasonable given the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, the number of newly established series of the Fund and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

17

Dynamic Opportunities Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDYN-6/14-SAR

EQUITY INCOME SERIES
www.manning-napier.com

Equity Income Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each Class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were Included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14-6/30/14	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,108.00	$4.97	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$ 20.08	$2.40	0.95%

Class I
Actual	$1,000.00	$1,109.00	$3.92	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$ 21.08	$1.90	0.75%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

Equity Income Series

Portfolio Composition as of June 30, 2014

(unaudited)

2

Equity Income Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 96.9%

Consumer Discretionary - 10.9%
Hotels, Restaurants & Leisure - 2.4%
McDonald’s Corp.	8,620	$868,379
Whistler Blackcomb Holdings, Inc. (Canada)	14,790	245,888

		1,114,267

Leisure Products - 1.4%
Mattel, Inc.	16,570	645,733

Media - 5.7%
CBS Outdoor Americas, Inc.	12,940	422,879
Gannett Co., Inc.	14,900	466,519
Lamar Advertising Co. - Class A	8,530	452,090
Twenty-First Century Fox, Inc. - Class A	35,650	1,253,097

		2,594,585

Specialty Retail - 1.4%
Staples, Inc.	58,010	628,828

Total Consumer Discretionary		4,983,413

Consumer Staples - 15.1%
Beverages - 4.9%
Dr. Pepper Snapple Group, Inc.	7,680	449,894
Molson Coors Brewing Co. - Class B	12,420	921,067
PepsiCo, Inc.	9,810	876,425

		2,247,386

Food & Staples Retailing - 1.5%
Wal-Mart Stores, Inc.	8,920	669,624

Food Products - 2.5%
ConAgra Foods, Inc.	24,460	725,973
Unilever plc - ADR (United Kingdom)	9,190	416,399

		1,142,372

Household Products - 2.7%
Energizer Holdings, Inc.	10,070	1,228,842

Tobacco - 3.5%
Philip Morris International, Inc.	19,040	1,605,262

Total Consumer Staples		6,893,486

Energy - 7.6%
Oil, Gas & Consumable Fuels - 7.6%
Chevron Corp.	9,550	1,246,753
ConocoPhillips	15,400	1,320,242
Total S.A. (France)[1]	12,420	898,583

Total Energy		3,465,578

The accompanying notes are an integral part of the financial statements.

3

Equity Income Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials - 26.1%
Banks - 9.6%
Citigroup, Inc.	33,120	$1,559,952
HSBC Holdings plc (United Kingdom)[1]	38,990	395,554
U.S. Bancorp.	27,670	1,198,664
Wells Fargo & Co.	23,180	1,218,341

		4,372,511

Capital Markets - 5.0%
American Capital Ltd.*	16,130	246,628
Apollo Investment Corp.	28,460	245,040
Ares Capital Corp.	14,170	253,076
BlackRock Kelso Capital Corp.	26,950	245,515
Hercules Technology Growth Capital, Inc.	15,450	249,672
MCG Capital Corp.	68,810	269,735
PennantPark Investment Corp.	21,540	246,848
TCP Capital Corp.	13,530	246,381
Triangle Capital Corp.	9,630	273,203

		2,276,098

Insurance - 5.0%
Admiral Group plc (United Kingdom)[1]	69,620	1,844,690
Principal Financial Group, Inc.	8,820	445,234

		2,289,924

Real Estate Investment Trusts (REITS) - 6.2%
American Campus Communities, Inc.	5,670	216,821
BioMed Realty Trust, Inc.	4,890	106,749
CBL & Associates Properties, Inc.	11,640	221,160
Digital Realty Trust, Inc.	1,930	112,558
Mack-Cali Realty Corp.	9,270	199,120
Mid-America Apartment Communities, Inc.	1,570	114,689
Physicians Realty Trust	15,360	221,030
Westfield Corp. (Australia)[1]	41,670	280,943
Weyerhaeuser Co.	40,970	1,355,697

		2,828,767

Real Estate Management & Development - 0.3%
Scentre Group (Australia)*[1]	51,921	156,668

Total Financials		11,923,968

Health Care - 5.7%
Pharmaceuticals - 5.7%
Johnson & Johnson	15,490	1,620,564
Sanofi (France)[1]	9,420	1,001,248

Total Health Care		2,621,812

The accompanying notes are an integral part of the financial statements.

4

Equity Income Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials - 8.2%
Commercial Services & Supplies - 1.9%
Waste Management, Inc.	19,320	$864,184

Industrial Conglomerates - 1.8%
General Electric Co.	30,580	803,642

Machinery - 1.9%
Caterpillar, Inc.	3,810	414,033
Donaldson Co., Inc.	10,260	434,203

		848,236

Road & Rail - 2.6%
Union Pacific Corp.	12,150	1,211,963

Total Industrials		3,728,025

Information Technology - 12.1%
Communications Equipment - 4.0%
Cisco Systems, Inc.	32,160	799,176
Qualcomm, Inc.	13,030	1,031,976

		1,831,152

IT Services - 2.4%
Xerox Corp.	86,240	1,072,826

Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	15,370	1,428,334
EMC Corp.	45,240	1,191,622

		2,619,956

Total Information Technology		5,523,934

Materials - 7.7%
Chemicals - 2.9%
The Dow Chemical Co.	8,090	416,311
The Mosaic Co.	9,010	445,545
Potash Corp. of Saskatchewan, Inc. (Canada)	12,130	460,455

		1,322,311

Containers & Packaging - 2.9%
Avery Dennison Corp.	17,640	904,050
MeadWestvaco Corp.	9,830	435,076

		1,339,126

Paper & Forest Products - 1.9%
International Paper Co.	17,210	868,589

Total Materials		3,530,026

Utilities - 3.5%
Electric Utilities - 2.5%
Exelon Corp.	18,360	669,773

The accompanying notes are an integral part of the financial statements.

5

Equity Income Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Utilities (continued)
Electric Utilities (continued)
Northeast Utilities	9,630	$455,210

		1,124,983

Multi-Utilities - 1.0%
CMS Energy Corp.	14,740	459,151

Total Utilities		1,584,134

TOTAL COMMON STOCKS
(Identified Cost $40,840,472)		44,254,376

SHORT-TERM INVESTMENT - 2.4%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.03%, (Identified Cost $1,115,784)	1,115,784	1,115,784

TOTAL INVESTMENTS - 99.3%
(Identified Cost $41,956,256)		45,370,160
OTHER ASSETS, LESS LIABILITIES - 0.7%		296,860

NET ASSETS - 100%		$45,667,020

ADR-American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of June 30, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Equity Income Series

Statement of Assets & Liabilities

June 30, 2014 (unaudited)

ASSETS:

Investments, at value (identified cost $41,956,256) (Note 2)	$45,370,160
Cash	439,810
Receivable for securities sold	443,772
Receivable for fund shares sold	255,495
Dividends receivable	101,504

TOTAL ASSETS	46,610,741

LIABILITIES:

Accrued management fees (Note 3)	17,927
Accrued fund accounting and administration fees (Note 3)	5,341
Accrued shareholder services fees (Class S) (Note 3)	1,803
Accrued transfer agent fees (Note 3)	1,377
Accrued Chief Compliance Officer service fees (Note 3)	358
Payable for securities purchased	901,788
Other payables and accrued expenses	15,127

TOTAL LIABILITIES	943,721

TOTAL NET ASSETS	$45,667,020

NET ASSETS CONSIST OF:

Capital stock	$41,191
Additional paid-in-capital	41,475,622
Undistributed net investment income	426,783
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	309,278
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	3,414,146

TOTAL NET ASSETS	$45,667,020

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($11,583,682/1,045,254 shares)	$11.08

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($34,083,338/3,073,883 shares)	$11.09

The accompanying notes are an integral part of the financial statements.

7

Equity Income Series

Statement of Operations*

For the Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $11,223)	$541,533

EXPENSES:

Management fees (Note 3)	91,227
Fund accounting and administration fees (Note 3)	16,416
Shareholder services fees (Class S)(Note 3)	9,489
Transfer agent fees (Note 3)	6,031
Chief Compliance Officer service fees (Note 3)	1,162
Directors’ fees (Note 3)	919
Audit fees	15,799
Custodian fees	5,799
Miscellaneous	8,193

Total Expenses	155,035
Less reduction of expenses (Note 3)	(40,285)

Net Expenses	114,750

NET INVESTMENT INCOME	426,783

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	309,917
Foreign currency and translation of other assets and liabilities	(639)

309,278

Net change in unrealized appreciation (depreciation) on-
Investments	3,413,904
Foreign currency and translation of other assets and liabilities	242

3,414,146

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	3,723,424

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,150,207

*Commencement of operations was December 31, 2013.

The accompanying notes are an integral part of the financial statements.

8

Equity Income Series

Statements of Changes in Net Assets*

FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)
INCREASE IN NET ASSETS:

OPERATIONS:

Net investment income	$426,783
Net realized gain on investments and foreign currency	309,278
Net change in unrealized appreciation (depreciation) on investments and foreign currency	3,414,146

Net increase from operations	4,150,207

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	41,516,813

Net increase in net assets	45,667,020

NET ASSETS:

Beginning of period	—

End of period (including undistributed net investment income of $426,783)	$45,667,020

* Commencement of operations was December 31, 2013.

The accompanying notes are an integral part of the financial statements.

9

Equity Income Series

Financial Highlights - Class S*

FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00

Income (loss) from investment operations:
Net investment income[1]	0.15
Net realized and unrealized gain on investments	0.93

Total from investment operations	1.08

Net asset value - End of period	$11.08

Net assets - End of period (000’s omitted)	$11,584

Total return[2]	10.80%
Ratios (to average net assets)/
Supplemental Data:
Expenses**	0.95%[3]
Net investment income	2.87%[3]
Portfolio turnover	22%

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:
0.33%[3]

*Commencement of operations was December 31, 2013.

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

10

Equity Income Series

Financial Highlights - Class I*

FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00

Income (loss) from investment operations:
Net investment income[1]	0.16
Net realized and unrealized gain on investments	0.93

Total from investment operations	1.09

Net asset value - End of period	$11.09

Net assets - End of period (000’s omitted)	$34,083

Total return[2]	10.90%
Ratios (to average net assets)/
Supplemental Data:
Expenses**	0.75%[3]
Net investment income	3.13%[3]
Portfolio turnover	22%

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:
0.26%[3]

*Commencement of operations was December 31, 2013.

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

11

Equity Income Series

Notes to Financial Statements

(unaudited)

1.	Organization

Equity Income Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ primary investment objectives are to provide current income and income growth, and it has a secondary goal of providing long-term capital appreciation.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2014, 10.6 billion shares have been designated in total among 42 series, of which 100 million have been designated as Class S common stock, and 100 million have been designated as Class I common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

12

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$4,983,413	$4,983,413	$—	$—
Consumer Staples	6,893,486	6,893,486	—	—
Energy	3,465,578	2,566,995	898,583	—
Financials	11,923,968	9,246,113	2,677,855	—
Health Care	2,621,812	1,620,564	1,001,248	—
Industrials	3,728,025	3,728,025	—	—
Information Technology	5,523,934	5,523,934	—	—
Materials	3,530,026	3,530,026	—	—
Utilities	1,584,134	1,584,134	—	—
Mutual fund	1,115,784	1,115,784	—	—

Total assets	$45,370,160	$40,792,474	$4,577,686	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of June 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2014.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year

13

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2014, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.65% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. An Audit Committee Chair, who receives an additional annual stipend for this role, was appointed to the Fund.

14

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.20% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2015, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series exclusive of each share class’ shareholder services fee, at no more than 0.75% of average daily net assets. Accordingly, the Advisor waived fees of $40,285 for the six months ended June 30, 2014, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2014, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $46,485,223 and $5,953,407, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S and Class I of Equity Income Series were:

CLASS S*:	FOR THE SIX MONTHS ENDED 6/30/14
	SHARES	AMOUNT
Sold	1,835,997	$18,327,391
Reinvested	—	—
Repurchased	(790,743)	(8,104,825)

Total	1,045,254	$10,222,566

15

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS I*:	FOR THE SIX MONTHS ENDED 6/30/14
	SHARES	AMOUNT
Sold	3,118,268	$31,750,631
Reinvested	—	—
Repurchased	(44,385)	(456,384)

Total	3,073,883	$31,294,247

*Commencement of operations was December 31, 2013.

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2014.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

At June 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$41,956,261
Unrealized appreciation	3,565,135
Unrealized depreciation	(151,236)

Net unrealized appreciation	$3,413,899

16

Equity Income Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 20, 2013, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and considered by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2013 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 27 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 18 of the 37 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Tax Managed Series, Pro-Blend Series Class C, and Target Series’ Class R and Class C, are lower than, or substantially similar to the Morningstar mean and median reported total expense ratio. The higher than mean and median total expense ratios for Classes C and R reflect higher distribution, marketing and shareholder service fees payable to broker-dealers through a 100bp 12b-1 fee for Class C and a 50bp 12b-1 fee for Class R. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

17

Equity Income Series

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research services provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board then considered economies of scale and concluded that the current fee schedule to the advisory agreement remained reasonable given the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, the number of newly established series of the Fund and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

18

Equity Income Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNEIN-6/14-SAR

FOCUSED OPPORTUNITIES SERIES
www.manning-napier.com

Focused Opportunities Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each Class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/14	ENDING ACCOUNT VALUE 6/30/14	EXPENSES PAID DURING PERIOD* 1/1/14-6/30/14	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,097.00	$4.94	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76	0.95%
Class I
Actual	$1,000.00	$1,098.00	$3.95	0.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	$3.81	0.76%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

Focused Opportunities Series

Portfolio Composition as of June 30, 2014

(unaudited)

2

Focused Opportunities Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 96.0%

Consumer Discretionary - 19.2%
Diversified Consumer Services - 3.4%
Apollo Education Group, Inc.*	341,040	$10,657,500

Hotels, Restaurants & Leisure - 2.0%
Royal Caribbean Cruises Ltd.	110,370	6,136,572

Household Durables - 2.7%
DR Horton, Inc.	116,130	2,854,476
PulteGroup, Inc.	142,940	2,881,670
Toll Brothers, Inc.*	74,030	2,731,707

		8,467,853

Internet & Catalog Retail - 2.1%
Expedia, Inc.	83,770	6,597,725

Media - 3.4%
Nexstar Broadcasting Group, Inc. - Class A	97,790	5,046,942
Sinclair Broadcast Group, Inc. - Class A	158,280	5,500,230

		10,547,172

Specialty Retail - 5.6%
American Eagle Outfitters, Inc.	778,110	8,730,394
Kingfisher plc (United Kingdom)[1]	1,374,140	8,435,663

		17,166,057

Total Consumer Discretionary		59,572,879

Consumer Staples - 6.8%
Beverages - 3.8%
Treasury Wine Estates Ltd. (Australia)[1]	2,477,110	11,698,097

Food Products - 3.0%
Dean Foods Co.	522,830	9,196,580

Total Consumer Staples		20,894,677

Energy - 6.0%
Oil, Gas & Consumable Fuels - 6.0%
Cameco Corp. (Canada)	523,540	10,266,619
Cloud Peak Energy, Inc.*	452,910	8,342,602

		18,609,221

Total Energy		18,609,221

Financials - 17.3%
Banks - 7.2%
KeyCorp.	429,360	6,152,729
Popular, Inc.*	309,500	10,578,710
Synovus Financial Corp.	232,672	5,672,543

		22,403,982

The accompanying notes are an integral part of the financial statements.

3

Focused Opportunities Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Capital Markets - 3.3%
Legg Mason, Inc.	197,630	$10,140,395

Real Estate Investment Trusts (REITS) - 3.0%
CBL & Associates Properties, Inc.	481,670	9,151,730

Real Estate Management & Development - 3.8%
Realogy Holdings Corp.*	312,580	11,787,392

Total Financials		53,483,499

Health Care - 5.9%
Health Care Providers & Services - 5.9%
Quest Diagnostics, Inc.	104,620	6,140,148
Tenet Healthcare Corp.*	120,440	5,653,454
Universal Health Services, Inc. - Class B	68,530	6,562,433

		18,356,035

Total Health Care		18,356,035

Industrials - 18.5%
Airlines - 7.2%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)*	901,970	4,942,796
Latam Airlines Group S.A. - ADR (Chile)	584,130	7,839,025
Republic Airways Holdings, Inc.*	868,370	9,413,131

		22,194,952

Machinery - 5.6%
Joy Global, Inc.	152,490	9,390,334
Terex Corp.	193,730	7,962,303

		17,352,637

Road & Rail - 5.7%
Heartland Express, Inc.	279,300	5,960,262
Hertz Global Holdings, Inc.*	419,610	11,761,668

		17,721,930

Total Industrials		57,269,519

Information Technology - 12.8%
Communications Equipment - 5.1%
ARRIS Group, Inc.*	304,680	9,911,240
Polycom, Inc.*	461,140	5,778,084

		15,689,324

IT Services - 5.4%
EVERTEC, Inc.	261,810	6,346,274
VeriFone Systems, Inc.*	286,960	10,545,780

		16,892,054

The accompanying notes are an integral part of the financial statements.

4

Focused Opportunities Series

Investment Portfolio - June 30, 2014

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software - 2.3%
Nuance Communications, Inc.*	382,550	$7,180,464

Total Information Technology		39,761,842

Materials - 9.5%
Chemicals - 4.1%
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	433,703	12,711,835

Metals & Mining - 5.4%
Stillwater Mining Co.*	950,882	16,687,979

Total Materials		29,399,814

TOTAL COMMON STOCKS
(Identified Cost $270,216,195)		297,347,486

SHORT-TERM INVESTMENT - 3.9%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.03%, (Identified Cost $11,994,907)	11,994,907	11,994,907

TOTAL INVESTMENTS - 99.9%
(Identified Cost $282,211,102)		309,342,393
OTHER ASSETS, LESS LIABILITIES - 0.1%		190,908

NET ASSETS - 100%		$309,533,301

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

*Non - income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of June 30, 2014.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

5

Focused Opportunities Series

Statement of Assets & Liabilities

June 30, 2014 (unaudited)

ASSETS:

Investments, at value (identified cost $282,211,102) (Note 2)	$309,342,393
Dividends receivable	415,145
Receivable for fund shares sold	349,092
Foreign tax reclaims receivable	4,762

TOTAL ASSETS	310,111,392

LIABILITIES:

Accrued management fees (Note 3)	175,953
Accrued shareholder services fees (Class S) (Note 3)	40,439
Accrued fund accounting and administration fees (Note 3)	10,098
Accrued Chief Compliance Officer service fees (Note 3)	358
Accrued transfer agent fees (Note 3)	278
Payable for fund shares repurchased	338,703
Other payables and accrued expenses	12,262

TOTAL LIABILITIES	578,091

TOTAL NET ASSETS	$309,533,301

NET ASSETS CONSIST OF:

Capital stock	$282,094
Additional paid-in-capital	273,324,403
Undistributed net investment income	379,080
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	8,415,757
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	27,131,967

TOTAL NET ASSETS	$309,533,301

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($248,924,359/ 22,689,542 shares)	$10.97

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($60,608,941/ 5,519,890 shares)	$10.98

The accompanying notes are an integral part of the financial statements.

6

Focused Opportunities Series

Statement of Operations*

For the Six Months Ended June 30, 2014 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $64,786)	$1,517,050

EXPENSES:

Management fees (Note 3)	868,819
Shareholder services fees (Class S)(Note 3)	201,165
Fund accounting and administration fees (Note 3)	28,451
Transfer agent fees (Note 3)	6,752
Chief Compliance Officer service fees (Note 3)	1,162
Directors’ fees (Note 3)	1,030
Custodian fees	5,991
Miscellaneous	24,600

Total Expenses	1,137,970

NET INVESTMENT INCOME	379,080

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain on- Investments	8,408,619
Foreign currency and translation of other assets and liabilities	7,138

8,415,757

Net change in unrealized appreciation (depreciation) on- Investments	27,131,292
Foreign currency and translation of other assets and liabilities	675

27,131,967

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	35,547,724

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,926,804

* Commencement of operations was December 31, 2013.

The accompanying notes are an integral part of the financial statements.

7

Focused Opportunities Series

Statements of Changes in Net Assets*

FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$379,080
Net realized gain (loss) on investments and foreign currency	8,415,757
Net change in unrealized appreciation (depreciation) on investments and foreign currency	27,131,967

Net increase from operations	35,926,804

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	273,606,497

Net increase in net assets	309,533,301

NET ASSETS:

Beginning of period	—

End of period (including undistributed net investment income of $379,080)	$309,533,301

* Commencement of operations was December 31, 2013.

The accompanying notes are an integral part of the financial statements.

8

Focused Opportunities Series

Financial Highlights - Class S*

FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00

Income (loss) from investment operations:
Net investment income[1]	0.01
Net realized and unrealized gain (loss) on investments	0.96

Total from investment operations	0.97

Net asset value - End of period	$10.97

Net assets - End of period (000’s omitted)	$248,924

Total return[2]	9.70%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.95%[3]
Net investment income	0.26%[3]
Portfolio turnover	31%

*Commencement of operations was December 31, 2013.

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized. 3Annualized.

The accompanying notes are an integral part of the financial statements.

9

Focused Opportunities Series

Financial Highlights - Class I*

FOR THE SIX MONTHS ENDED 6/30/14 (UNAUDITED)
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00

Income (loss) from investment operations:
Net investment income[1]	0.02
Net realized and unrealized gain (loss) on investments	0.96

Total from investment operations	0.98

Net asset value - End of period	$10.98

Net assets - End of period (000’s omitted)	$60,609

Total return[2]	9.80%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.76%[3]
Net investment income	0.48%[3]
Portfolio turnover	31%

*Commencement of operations was December 31, 2013.

1Calculated based on average shares outstanding during the period.

2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized. 3Annualized.

The accompanying notes are an integral part of the financial statements.

10

Focused Opportunities Series

Notes to Financial Statements

(unaudited)

1.	Organization

Focused Opportunities Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term capital appreciation.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2014, 10.6 billion shares have been designated in total among 42 series, of which 100 million have been designated as Class S common stock, and 100 million have been designated as Class I common stock.

2.	Significant Accounting Policies

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair

11

Focused Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2014 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$59,572,879	$51,137,216	$8,435,663	$—
Consumer Staples	20,894,677	9,196,580	11,698,097	—
Energy	18,609,221	18,609,221	—	—
Financials	53,483,499	53,483,499	—	—
Health Care	18,356,035	18,356,035	—	—
Industrials	57,269,519	57,269,519	—	—
Information Technology	39,761,842	39,761,842	—	—
Materials	29,399,814	29,399,814	—	—
Mutual funds	11,994,907	11,994,907	—	—

Total assets	$309,342,393	$289,208,633	$20,133,760	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of June 30, 2014.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2014.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

12

Focused Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2014, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. An Audit Committee Chair, who receives an additional annual stipend for this role, was appointed to the Fund.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at

13

Focused Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

an annual rate of 0.20% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2015, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series exclusive of each share class’ shareholder services fee, at no more than 0.80% of average daily net assets. The Advisor did not waive any fees for the six months ended June 30, 2014. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series and Strategic Income Series); plus a base fee of $25,500 per series. Transfer Agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. Effective October 1, 2012, the aforementioned agreements were modified to reduce the annual fee related to fund accounting and administration, as well as transfer agent fees, by 10%, excluding out-of-pocket expenses.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2014, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $334,273,042 and $72,465,466, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S and Class I of Focused Opportunities Series were:

CLASS S*:	FOR THE SIX MONTHS ENDED 6/30/14
	SHARES	AMOUNT
Sold	23,866,359	$232,148,000
Reinvested	—	—
Repurchased	(1,176,817)	(12,319,265)

Total	22,689,542	$219,828,735

CLASS I*:	FOR THE SIX MONTHS ENDED 6/30/14
	SHARES	AMOUNT
Sold	5,747,449	$56,159,257
Reinvested	—	—
Repurchased	(227,559)	(2,381,495)

Total	5,519,890	$53,777,762

* Commencement of operations was December 31, 2013.

14

Focused Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2014.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

At June 30, 2014, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$282,211,104
Unrealized appreciation	31,943,369
Unrealized depreciation	(4,812,080)

Net unrealized appreciation	$27,131,289

15

Focused Opportunities Series

Renewal of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) meeting, held on November 20, 2013, the Investment Advisory Agreement (the “Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered by the Board for renewal. In connection with the decision whether to renew the Agreement, a variety of material was prepared for and considered by the Board.

Representatives of the Advisor attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s 2013 Annual consideration of the Agreement and the conclusions made by the Directors when determining to continue the Agreement.

•

The Board considered the services provided by the Advisor under the Agreement including, among others: deciding what securities to purchase and sell for each Series; arranging for the purchase and sale of such securities by placing orders with broker-dealers; administering the affairs of the Fund (including the books and records of the Fund not maintained by third party service providers such as the custodian or sub-transfer agent); arranging for the insurance coverage for the Fund; and supervising the preparation of tax returns, SEC filings (including registration statements) and reports to shareholders for the Fund. The Board also considered the nature and quality of such services provided under the Agreement in light of the Advisor’s services provided to the Fund for 27 years. The Board discussed the quality of these services with representatives from the Advisor and concluded that the Advisor was performing its services to the Fund required under the Agreement in a reasonable manner.

•

The Board considered the performance of each Series since its inception, as well as performance over multiple time periods. Performance for one or more of the following time periods was considered as applicable to the Series’ inception date: inception, three year, five year, ten year, and current market cycle. A market cycle includes periods of both rising and falling markets. Returns for established benchmark indices for each Series were provided. In addition, the Board considered at the meeting (and considers on a quarterly basis) a peer group performance analysis consisting of Morningstar universes of mutual funds with similar investment objectives. The Board discussed the performance with representatives from the Advisor and concluded that the investment performance of each of the Fund’s Series was reasonable based on the Series’ actual performance and comparative performance, especially for those series with performance over the current market cycle.

•

The Board considered the costs of the Advisor’s services and the profits of the Advisor as they relate to the Advisor’s services to the Fund under the Agreement. In reviewing the Advisor’s costs and profits, the Board discussed the Advisor’s revenues generated from the Fund (on both an actual and adjusted basis) and its expenses associated with providing the services under the Agreement. In addition, the Board reviewed the Advisor’s expenses associated with Fund activities outside of the Agreement (such as expense reimbursements pursuant to expense caps and payments made by the Advisor to third party platforms on which shares of the Fund are available for purchase). It was noted by representatives of the Advisor that 18 of the 37 active Series of the Fund are currently experiencing expenses above the capped expense ratios. After discussing the above costs and profits, the Board concluded that the Advisor’s profitability relating to its services provided under the Agreement was reasonable.

•

The Board considered the fees and expenses of the various Series of the Fund. The Advisor presented the advisory fees and total expenses for each Series, including the advisory fee adjusted for any expense waivers or reimbursements (either contractual or voluntary) paid by the Advisor. The advisory fees and expense ratios of each Series were compared to an average (on both a mean and median basis) of similar funds as disclosed on the Morningstar database. Representatives of the Advisor discussed with the Board the levels of its advisory fee for each Series of the Fund and as compared to the median and mean advisory fees for similar funds as listed on Morningstar. Expense ratios for every Series, except the Tax Managed Series, Pro-Blend Series Class C, and Target Series’ Class R and Class C, are lower than, or substantially similar to the Morningstar mean and median reported total expense ratio. The higher than mean and median total expense ratios for Classes C and R reflect higher distribution, marketing and shareholder service fees payable to broker-dealers through a 100bp 12b-1 fee for Class C and a 50bp 12b-1 fee for Class R. Based on their review of the information provided, the Board concluded that the fees and expenses of each Series of the Fund were reasonable on a comparative basis.

16

Focused Opportunities Series

Renewal of Investment Advisory Agreement

(unaudited)

•

The Board also considered the other benefits the Advisor derives from its relationship with the Fund. Such other benefits include certain research services provided by soft dollars. Given the level of soft dollar transactions involving the Fund, the Board concluded that these additional benefits to the Advisor were reasonable.

•

In addition to the factors described above, the Board considered the Advisor’s personnel, investment strategies, policies and procedures relating to compliance with personal securities transactions, reputation, expertise and resources in domestic and foreign financial markets. The Board concluded that these factors support the conclusion that the Advisor performs its services in a reasonable manner.

•

The Board then considered economies of scale and concluded that the current fee schedule to the advisory agreement remained reasonable given the multiple uses of the Fund (for the Advisor’s discretionary investment account clients in addition to direct investors), the current profitability of the Advisor’s services to the Fund under the Agreement, the number of newly established series of the Fund and the overall size of the Fund complex.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including a majority of Directors that are not “interested persons” as defined in the Investment Company Act of 1940, concluded that the compensation under the Agreement was fair and reasonable in light of the services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. Accordingly, the Board approved the renewal of the Agreement. In the course of their deliberations, the Directors did not identify any particular information that was all important or controlling.

17

Focused Opportunities Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNFOC-6/14-SAR

ITEM 2:	CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3:	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4:	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual Reports.

ITEM 5:	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:	INVESTMENTS

(a) See Investment Portfolios under Item 1 on this Form N-CSR.

(b) Not applicable.

ITEM 7:	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8:	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9:	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10:	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11:	CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 12:	EXHIBITS

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(3)	Not applicable.

(b)

A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX-99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz

B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz

B. Reuben Auspitz

President & Principal Executive Officer of Manning & Napier Fund, Inc.

August 25, 2014

/s/ Christine Glavin

Christine Glavin

Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

August 25, 2014